UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22135

Innovator ETFs Trust
(Exact name of registrant as specified in charter)

109 North Hale Street

Wheaton, IL 60187
(Address of principal executive offices) (Zip code)

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603
(Name and address of agent for service)

800-208-5212

Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2020

Date of reporting period: April 30, 2020

Item 1. Reports to Stockholders.

INNOVATOR

Semi-Annual Report

INNOVATOR MSCI EAFE DEFINED OUTCOME ETFS

INNOVATOR MSCI EMERGING MARKETS DEFINED OUTCOME ETFS

INNOVATOR NASDAQ-100 DEFINED OUTCOME ETFS

INNOVATOR RUSSELL 2000 DEFINED OUTCOME ETFS

April 30, 2020
Innovator ETFs Trust

Letter to Shareholders	3
Fund Performance	7
Expense Example	27
Schedules of Investments and Options Written	29
Statements of Assets and Liabilities	49
Statements of Operations	55
Statements of Changes in Net Assets	61
Financial Highlights	69
Notes to Financial Statements	77
Trustees and Officers	93
Board Considerations Regarding Approval of Investment Management Agreement	95
Additional Information	98

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

Thank you for your participation in Innovator Defined Outcome ETFs. Since the launch of the first Defined Outcome ETFs in 2018 investors and financial advisors have responded to the opportunity to participate in the upside of the market to a cap, with a built-in buffer—something that has never been offered before in the ETF marketplace. Today, the Innovator Defined Outcome ETF lineup is the leading provider of Defined Outcome ETFs in the world, with more than $3 billion in assets across 46 ETFs (as of 6/9/20).

We Were Built For This

Defined Outcome ETFs were built for uncertainty.

Systematic risk events (e.g., global crisis, large interest rate movements, recessions, and wars, to name a few) can wreak havoc on even the most well-diversified portfolio. Historically, these types of events have a low probability of occurrence, but they can have a significant negative impact on portfolio value if they occur, because these events affect the whole “system.” This played out during the first few months of 2020, when the threat of a global virus sent markets plummeting. To date, the common answer to overcoming portfolio volatility and large portfolio losses has been to, “Stay invested in the market; continue saving and investing in your portfolio across all market conditions; when the market goes down, ride out the storm—eventually growth will return and the damage to your portfolio will be repaired.” We believe this maxim is still true, and now, adding a buffer to your portfolio may help you stay invested for the long-term, with reduced downside loss along the way.

Year-in-Review

Our expansion of Defined Outcome ETFs beyond the S&P 500 allows investors to participate in other markets on the upside to a cap, with a built-in 15% buffer. The Innovator Russell 2000, MSCI EAFE, MSCI Emerging Markets, and Nasdaq-100 Defined Outcome ETFs all provide exposure to key benchmark equity indexes that we believe add diversification to a client’s investment portfolio with significantly less volatility and lower drawdown potential.

3

Letter to Shareholders (Unaudited) (Continued)

The markets have had quite a year. The S&P 500 Index ended 2019 up 28.88% on the heels of easing tension between the U.S. and China. Unfortunately, market gains and overall investor confidence faded during the first four months of 2020 due to the Coronavirus Pandemic. This health and subsequent economic crisis not only led to countless lives lost, but also led to an unprecedented multi-country shutdown that significantly and expeditiously impacted the world’s economies. In response, the U.S. Federal Reserve and its global counterparts acted aggressively, cutting interest rates to help stave off the downturn and kick start the economy again as the world dealt with the pandemic. By April, world leaders began talking about reopening certain economies again, and the market began to recover rapidly. It has perhaps been one of the most economically uncertain years on record.

We believe, more than ever, that our one-year Defined Outcome ETFs have a clear role in clients’ portfolios and help them maintain focus on long-term financial goals during these uncertain times, and we’re grateful for the trust and support you have put in us.

Sincerely,

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of April 30, 2020 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The funds seek to generate returns that match the returns of its benchmark Index, up to the Cap on potential upside returns, while limiting downside losses, over the course of a 1-year period. There is no guarantee the fund will achieve its investment objective. The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see “Investor Suitability” in the prospectus.

4

Letter to Shareholders (Unaudited) (Continued)

Investing involves risks. Loss of principal is possible. The Funds face numerous market trading risks, including active markets risk, authorized participation concentration risk, buffered loss risk, cap change risk, capped upside return risk, correlation risk, liquidity risk, management risk, market maker risk, market risk, non-diversification risk, operation risk, options risk, trading issues risk, upside participation risk and valuation risk. For a detail list of fund risks see the prospectus.

Foreign and Emerging Markets Risk Non-U.S. securities and Emerging Markets are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments, restrictions on foreign investment or exchange of securities, lack of liquidity, currency exchange rates, excessive taxation, government seizure of assets, different legal or accounting standards, and less government supervision and regulation of securities exchanges in foreign countries.

Technology Sector Risk Companies in the technology sector are often smaller and can be characterized by relatively higher volatility in price performance when compared to other economic sectors. They can face intense competition which may have an adverse effect on profit margins.

Small Cap Risk Small cap companies may be more volatile and susceptible to adverse developments than their mid and large cap counterpart. In addition, the small cap companies may be less liquid than larger companies.

FLEX Options Risk The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation OCC. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than standard options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

These Funds are designed to provide point-to-point exposure to the price return of the respective MSCI EAFE, MSCI Emerging Markets, Russell 2000 and Nasdaq–100 index via a basket of Flex Options. As a result, the ETFs are not expected to move directly in line with the respective index during the interim period.

5

Letter to Shareholders (Unaudited) (Continued)

Fund shareholders are subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the funds’ for the Outcome Period, before fees and expenses. If the Outcome Period has begun and the Fund has increased in value to a level near to the Cap, an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks. Additionally, the Cap may rise or fall from one Outcome Period to the next. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. The Funds’ website, www.innovatoretfs.com, provides important Fund information as well information relating to the potential outcomes of an investment in a Fund on a daily basis.

The Funds only seek to provide shareholders that hold shares for the entire Outcome Period with their respective buffer level against Index losses during the Outcome Period. You will bear all Index losses exceeding 15%. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined buffer, an investor purchasing shares at that price may not benefit from the buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period.

This material must be preceded by or accompanied with a prospectus. The Fund's investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC

6

INNOVATOR MSCI EAFE POWER BUFFER ETF - JANUARY

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator MSCI EAFE Power Buffer ETF - January from its inception (December 31, 2019) to April 30, 2020 as compared with the MSCI EAFE Index - Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment

at April 30, 2020

Total Returns as of April 30, 2020
Since Inception (a)
Innovator MSCI EAFE Power Buffer ETF - January
NAV Return	-8.59%
Market Return	-8.55%
MSCI EAFE Index - Price Return	-18.62%
MSCI EAFE Index - Total Return	-17.84%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

7

INNOVATOR MSCI EAFE POWER BUFFER ETF - JANUARY

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IJAN.

8

INNOVATOR MSCI EAFE POWER BUFFER ETF - JULY

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator MSCI EAFE Power Buffer ETF - July from its inception (June 28, 2019) to April 30, 2020 as compared with the MSCI EAFE Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment

at April 30, 2020

Total Returns as of April 30, 2020
Since Inception (a)
Innovator MSCI EAFE Power Buffer ETF - July
NAV Return	-3.88%
Market Return	-3.89%
MSCI EAFE Index - Price Return	-13.77%
MSCI EAFE Index - Total Return	-12.08%

(a) Inception date is June 28, 2019.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.85%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

9

INNOVATOR MSCI EAFE POWER BUFFER ETF - JULY

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI EAFE Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI EAFE Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI EAFE Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets, excluding the United States and Canada.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/IJUL.

10

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF - JANUARY

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator MSCI Emerging Markets Power Buffer ETF - January from its inception (December 31, 2019) to April 30, 2020 as compared with the MSCI Emerging Markets Index - Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment

at April 30, 2020

Total Returns as of April 30, 2020
Since Inception (a)
Innovator MSCI Emerging Markets Power Buffer ETF - January
NAV Return	-9.02%
Market Return	-9.48%
MSCI Emerging Markets Index - Price Return	-17.02%
MSCI Emerging Markets Index - Total Return	-16.60%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

11

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF - JANUARY

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index - Total Return  include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index - Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJAN.

12

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF - JULY

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator MSCI Emerging Markets Power Buffer ETF - July from its inception (June 28, 2019) to April 30, 2020 as compared with the MSCI Emerging Markets Index – Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment

at April 30, 2020

Total Returns as of April 30, 2020
Since Inception (a)
Innovator MSCI Emerging Markets Power Buffer ETF - July
NAV Return	-4.95%
Market Return	-4.48%
MSCI Emerging Markets Index - Price Return	-12.32%
MSCI Emerging Markets Index - Total Return	-10.69%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.89%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

13

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF - JULY

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and MSCI Emerging Markets Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the MSCI Emerging Markets Index – Price Return do not include the reinvestment of dividends, if any.

The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/EJUL.

14

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Nasdaq-100 Power Buffer ETF - January from its inception (December 31, 2019) to April 30, 2020 as compared with the NASDAQ-100 Index - Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment

at April 30, 2020

Total Returns as of April 30, 2020
Since Inception (a)
Innovator Nasdaq-100 Power Buffer ETF - January
NAV Return	0.30%
Market Return	0.46%
NASDAQ-100 Index - Price Return	3.06%
NASDAQ-100 Index - Total Return	3.37%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

15

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NJAN.

16

INNOVATOR NASDAQ-100 POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2020 (Unaudited)

Total Returns as of April 30, 2020
Since Inception (a)
Innovator Nasdaq-100 Power Buffer ETF - April
NAV Return	5.21%
Market Return	5.64%
NASDAQ-100 Index - Price Return	15.19%
NASDAQ-100 Index - Total Return	15.23%

(a) Inception date is March 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

17

INNOVATOR NASDAQ-100 POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NAPR.

18

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Nasdaq-100 Power Buffer ETF - October from its inception (September 30, 2019) to April 30, 2020 as compared with the NASDAQ-100 Index - Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment

at April 30, 2020

Total Returns as of April 30, 2020
Since Inception (a)
Innovator Nasdaq-100 Power Buffer ETF - October
NAV Return	5.80%
Market Return	5.82%
NASDAQ-100 Index - Price Return	16.14%
NASDAQ-100 Index - Total Return	16.80%

(a) Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

19

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and NASDAQ-100 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the NASDAQ-100 Index - Price Return do not include the reinvestment of dividends, if any.

The NASDAQ-100 Index includes 100 of the largest domestic and international non-financial companies listed on the Nasdaq Stock Market based on market capitalization. The NASDAQ-100 Price Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnologies. It does not contain securities of financial companies including investment companies.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/NOCT.

20

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Russell 2000 Power Buffer ETF - January from its inception (December 31, 2019) to April 30, 2020 as compared with the Russell 2000 Index - Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment

at April 30, 2020

Total Returns as of April 30, 2020
Since Inception (a)
Innovator Russell 2000 Power Buffer ETF - January
NAV Return	-11.56%
Market Return	-11.41%
Russell 2000 Index - Price Return	-21.45%
Russell 2000 Index - Total Return	-21.08%

(a) Inception date is December 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

21

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JANUARY

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KJAN.

22

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2020 (Unaudited)

Total Returns as of April 30, 2020
Since Inception (a)
Innovator Russell 2000 Power Buffer ETF - April
NAV Return	5.51%
Market Return	5.69%
Russell 2000 Index - Price Return	13.66%
Russell 2000 Index - Total Return	13.74%

(a) Inception date is March 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

23

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The performance table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KAPR.

24

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Russell 2000 Power Buffer ETF - October from its inception (September 30, 2019) to April 30, 2020 as compared with the Russell 2000 Index - Price Return and Total Return.

Growth of a Hypothetical $10,000 Investment

at April 30, 2020

Total Returns as of April 30, 2020
Since Inception (a)
Innovator Russell 2000 Power Buffer ETF - October
NAV Return	-6.46%
Market Return	-6.40%
Russell 2000 Index - Price Return	-13.96%
Russell 2000 Index - Total Return	-13.24%

(a) Inception date is September 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

25

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and Russell 2000 Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the Russell 2000 Index - Price Return do not include the reinvestment of dividends, if any.

The Russell 2000 Index is a float-adjusted capitalization-weighted index of equity securities issued by the approximately 2,000 smallest issuers in the Russell 3000 Index. The Russell 2000 Price Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell. The Russell 2000 Price Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by FTSE Russell.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/KOCT.

26

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the respective period and held for the entire respective period to April 30, 2020 for each Fund.

Actual Expenses

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

			Expenses Paid		Annualized Expense
	Beginning	Ending	During		Ratio for
	Account Value	Account Value	the Period		the Period
Innovator MSCI EAFE Power Buffer ETF - January (NAV)	$1,000.00	$914.10	$2.67	(b)	0.85%
Innovator MSCI EAFE Power Buffer ETF - July (NAV)	1,000.00	945.20	4.11	(a)	0.85%
Innovator MSCI Emerging Markets Power Buffer ETF - January (NAV)	1,000.00	909.80	2.79	(b)	0.89%
Innovator MSCI Emerging Markets Power Buffer ETF - July (NAV)	1,000.00	951.60	4.32	(a)	0.89%
Innovator Nasdaq-100 Power Buffer ETF - January (NAV)	1,000.00	1,003.00	2.59	(b)	0.79%
Innovator Nasdaq-100 Power Buffer ETF - April (NAV)	1,000.00	1,052.10	0.66	(c)	0.79%
Innovator Nasdaq-100 Power Buffer ETF - October (NAV)	1,000.00	1,035.10	4.00	(a)	0.79%
Innovator Russell 2000 Power Buffer ETF - January (NAV)	1,000.00	884.40	2.44	(b)	0.79%
Innovator Russell 2000 Power Buffer ETF - April (NAV)	1,000.00	1,055.10	0.67	(c)	0.79%
Innovator Russell 2000 Power Buffer ETF - October (NAV)	1,000.00	923.00	3.78	(a)	0.79%

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period).
(b)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 120/366 (to reflect the period since the Fund's inception).
(c)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 30/366 (to reflect the period since the Fund's inception).

27

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2020 (Unaudited) (Continued)

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

			Expenses Paid		Annualized Expense
	Beginning	Ending	During		Ratio for
	Account Value	Account Value	the Period (a)		the Period
Innovator MSCI EAFE Power Buffer ETF - January (NAV)	$1,000.00	$1,020.64	$4.27	(b)	0.85%
Innovator MSCI EAFE Power Buffer ETF - July (NAV)	1,000.00	1,020.64	4.27		0.85%
Innovator MSCI Emerging Markets Power Buffer ETF - January (NAV)	1,000.00	1,020.44	4.47	(b)	0.89%
Innovator MSCI Emerging Markets Power Buffer ETF - July (NAV)	1,000.00	1,020.44	4.47		0.89%
Innovator Nasdaq-100 Power Buffer ETF - January (NAV)	1,000.00	1,020.93	3.97	(b)	0.79%
Innovator Nasdaq-100 Power Buffer ETF - April (NAV)	1,000.00	1,020.93	3.97	(b)	0.79%
Innovator Nasdaq-100 Power Buffer ETF - October (NAV)	1,000.00	1,020.93	3.97		0.79%
Innovator Russell 2000 Power Buffer ETF - January (NAV)	1,000.00	1,020.93	3.97	(b)	0.79%
Innovator Russell 2000 Power Buffer ETF - April (NAV)	1,000.00	1,020.93	3.97	(b)	0.79%
Innovator Russell 2000 Power Buffer ETF - October (NAV)	1,000.00	1,020.93	3.97		0.79%

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period).
(b)	For comparative purposes only as the Fund was not in operation for the full six month period.

28

INNOVATOR MSCI EAFE POWER BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.41% (a)
CALL OPTIONS - 47.56%
MXEA MSCI EAFE Index, Expires 12/31/2020, Strike Price $1,221.60	300	$49,730,700	$13,282,394
			13,282,394
PUT OPTIONS - 64.85%
MXEA MSCI EAFE Index, Expires 12/31/2020, Strike Price $2,443.20	150	24,865,350	12,071,039
MXEA MSCI EAFE Index, Expires 12/31/2020, Strike Price $2,036.00	150	24,865,350	6,037,802
			18,108,841
TOTAL PURCHASED OPTIONS (Cost $32,923,830)			31,391,235

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 0.16% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (b)	100		100
First American Government Obligations Fund - Class X, 0.26% (b)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (b)	1,398		1,398
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (b)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,998)			1,998

Total Investments (Cost $32,925,828) - 112.42%			31,393,233
Liabilities in Excess of Other Assets - (12.42)%			(3,466,939)
TOTAL NET ASSETS - 100.00%			$27,926,294

The accompanying notes are an integral part of these financial statements.

29

INNOVATOR MSCI EAFE POWER BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	112.41%
Short Term Investments	0.01
Total Investments	112.42
Liabilities in Excess of Other Assets	(12.42)
Net Assets	100.00%

Percentages are stated as a percent of net assets.
(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEA MSCI EAFE Index	12/31/2020	$2,443.20	150	$(24,865,350)	$(1,957)
MXEA MSCI EAFE Index	12/31/2020	2,241.23	150	(24,865,350)	(3,151)
					(5,108)
Put Options
MXEA MSCI EAFE Index	12/31/2020	1,730.60	150	(24,865,350)	(2,542,729)
MXEA MSCI EAFE Index	12/31/2020	1,221.60	300	(49,730,700)	(872,553)
					(3,415,282)
Total Options Written (Premiums Received $1,011,026)					$(3,420,390)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

30

INNOVATOR MSCI EAFE POWER BUFFER ETF – JULY

Schedule of Investments
April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.21% (a)
CALL OPTIONS - 52.94%
MXEA MSCI EAFE Index, Expires 6/30/2020, Strike Price $1,151.43	630	$104,434,470	$30,760,250
			30,760,250
PUT OPTIONS - 51.27%
MXEA MSCI EAFE Index, Expires 6/30/2020, Strike Price $2,302.86	315	52,217,235	20,934,053
MXEA MSCI EAFE Index, Expires 6/30/2020, Strike Price $1,919.05	315	52,217,235	8,858,810
			29,792,863
TOTAL PURCHASED OPTIONS (Cost $69,455,047)			60,553,113

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $600)			600

Total Investments (Cost $69,455,647) - 104.21%			60,553,713
Liabilities in Excess of Other Assets - (4.21)%			(2,446,990)
TOTAL NET ASSETS - 100.00%			$58,106,723

The accompanying notes are an integral part of these financial statements.

31

INNOVATOR MSCI EAFE POWER BUFFER ETF – JULY

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	104.21%
Short Term Investments	0.00 (b)
Total Investments	104.21
Liabilities in Excess of Other Assets	(4.21)
Net Assets	100.00%

Percentages are stated as a percent of net assets.
(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEA MSCI EAFE Index	6/30/2020	$2,302.86	315	$(52,217,235)	$(3,942)
MXEA MSCI EAFE Index	6/30/2020	2,114.99	315	(52,217,235)	(3,936)
					(7,878)
Put Options
MXEA MSCI EAFE Index	6/30/2020	1,631.19	315	(52,217,235)	(1,869,762)
MXEA MSCI EAFE Index	6/30/2020	1,151.43	630	(104,434,470)	(203,700)
					(2,073,462)
Total Options Written (Premiums Received $663,035)					$(2,081,340)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

32

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER – JANUARY

Schedule of Investments
April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 114.84% (a)
CALL OPTIONS - 51.56%
MXEF MSCI Emerging Markets Index, Expires 12/31/2020, Strike Price $669.84	348	$32,187,912	$9,114,237
			9,114,237
PUT OPTIONS - 63.28%
MXEF MSCI Emerging Markets Index, Expires 12/31/2020, Strike Price $1,339.68	174	16,093,956	7,428,590
MXEF MSCI Emerging Markets Index, Expires 12/31/2020, Strike Price $1,116.40	174	16,093,956	3,758,371
			11,186,961
TOTAL PURCHASED OPTIONS (Cost $22,100,349)			20,301,198

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 0.16% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (b)	100		100
First American Government Obligations Fund - Class X, 0.26% (b)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (b)	1,208		1,208
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (b)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,808)			1,808

Total Investments (Cost $22,102,157) - 114.85%			20,303,006
Liabilities in Excess of Other Assets - (14.85)%			(2,625,087)
TOTAL NET ASSETS - 100.00%			$17,677,919

The accompanying notes are an integral part of these financial statements.

33

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER – JANUARY

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	114.84%
Short Term Investments	0.01
Total Investments	114.85
Liabilities in Excess of Other Assets	(14.85)
Net Assets	100.00%

Percentages are stated as a percent of net assets.
(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEF MSCI Emerging Markets Index	12/31/2020	$1,339.68	174	$(16,093,956)	$(8,797)
MXEF MSCI Emerging Markets Index	12/31/2020	1,259.08	174	(16,093,956)	(32,082)
					(40,879)
Put Options
MXEF MSCI Emerging Markets Index	12/31/2020	948.94	174	(16,093,956)	(1,781,125)
MXEF MSCI Emerging Markets Index	12/31/2020	669.84	348	(32,187,912)	(764,803)
					(2,545,928)
Total Options Written (Premiums Received $919,784)					$(2,586,807)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

34

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER – JULY

Schedule of Investments
April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.57% (a)
CALL OPTIONS - 54.65%
MXEF MSCI Emerging Markets Index, Expires 6/30/2020, Strike Price $631.74	546	$50,501,724	$15,004,736
			15,004,736
PUT OPTIONS - 49.92%
MXEF MSCI Emerging Markets Index, Expires 6/30/2020, Strike Price $1,263.48	273	25,250,862	9,640,603
MXEF MSCI Emerging Markets Index, Expires 6/30/2020, Strike Price $1,052.90	273	25,250,862	4,064,914
			13,705,517
TOTAL PURCHASED OPTIONS (Cost $36,037,665)			28,710,253

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $600)			600

Total Investments (Cost $36,038,265) - 104.57%			28,710,853
Liabilities in Excess of Other Assets - (4.57)%			(1,256,284)
TOTAL NET ASSETS - 100.00%			$27,454,569

The accompanying notes are an integral part of these financial statements.

35

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER – JULY

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	104.57%
Short Term Investments	0.00 (b)
Total Investments	104.57
Liabilities in Excess of Other Assets	(4.57)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
MXEF MSCI Emerging Markets Index	6/30/2020	$1,263.48	273	$(25,250,862)	$(14,877)
MXEF MSCI Emerging Markets Index	6/30/2020	1,151.45	273	(25,250,862)	(13,649)
					(28,526)
Put Options
MXEF MSCI Emerging Markets Index	6/30/2020	894.97	273	(25,250,862)	(1,020,241)
MXEF MSCI Emerging Markets Index	6/30/2020	631.74	546	(50,501,724)	(125,701)
					(1,145,942)
Total Options Written (Premiums Received $739,413)					$(1,174,468)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

36

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 115.22% (a)
CALL OPTIONS - 86.83%
NDX Nasdaq-100 Index, Expires 12/31/2020, Strike Price $5,239.84	78	$70,203,978	$29,671,434
			29,671,434
PUT OPTIONS - 28.39%
NDX Nasdaq-100 Index, Expires 12/31/2020, Strike Price $10,479.68	39	35,101,989	6,697,158
NDX Nasdaq-100 Index, Expires 12/31/2020, Strike Price $8,733.07	39	35,101,989	3,006,081
			9,703,239
TOTAL PURCHASED OPTIONS (Cost $41,628,415)			39,374,673

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.71% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $600)			600

Total Investments (Cost $41,629,015) - 115.22%			39,375,273
Liabilities in Excess of Other Assets - (15.22)%			(5,201,847)
TOTAL NET ASSETS - 100.00%			$34,173,426

The accompanying notes are an integral part of these financial statements.

37

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	115.22%
Short Term Investments	0.00 (b)
Total Investments	115.22
Liabilities in Excess of Other Assets	(15.22)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
NDX Nasdaq-100 Index	12/31/2020	$10,479.68	39	$(35,101,989)	$(840,021)
NDX Nasdaq-100 Index	12/31/2020	9,555.73	39	(35,101,989)	(2,163,447)
					(3,003,468)
Put Options
NDX Nasdaq-100 Index	12/31/2020	7,423.11	39	(35,101,989)	(1,520,376)
NDX Nasdaq-100 Index	12/31/2020	5,239.84	78	(70,203,978)	(649,740)
					(2,170,116)
Total Options Written (Premiums Received $3,190,038)					$(5,173,584)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

38

INNOVATOR NASDAQ-100 POWER BUFFER ETF – APRIL

Schedule of Investments
April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 125.95% (a)
CALL OPTIONS - 103.99%
NDX Nasdaq-100 Index, Expires 03/31/2021, Strike Price $4,688.10	44	$39,602,244	$18,816,632
			18,816,632
PUT OPTIONS - 21.96%
NDX Nasdaq-100 Index, Expires 03/31/2021, Strike Price $9,376.20	22	19,801,122	2,654,332
NDX Nasdaq-100 Index, Expires 03/31/2021, Strike Price $7,813.50	22	19,801,122	1,318,063
			3,972,395
TOTAL PURCHASED OPTIONS (Cost $20,653,665)			22,789,027

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $600)			600

Total Investments (Cost $20,654,265) - 125.95%			22,789,627
Liabilities in Excess of Other Assets - (25.95)%			(4,695,429)
TOTAL NET ASSETS - 100.00%			$18,094,198

The accompanying notes are an integral part of these financial statements.

39

INNOVATOR NASDAQ-100 POWER BUFFER ETF – APRIL

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	125.95%
Short Term Investments	0.00 (b)
Total Investments	125.95
Liabilities in Excess of Other Assets	(25.95)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
NDX Nasdaq-100 Index	3/31/2021	$9,376.20	22	$(19,801,122)	$(1,573,889)
NDX Nasdaq-100 Index	3/31/2021	8,990.21	22	(19,801,122)	(2,020,454)
					(3,594,343)
Put Options
NDX Nasdaq-100 Index	3/31/2021	6,641.48	22	(19,801,122)	(710,659)
NDX Nasdaq-100 Index	3/31/2021	4,688.10	44	(39,602,244)	(397,808)
					(1,108,467)
Total Options Written (Premiums Received $3,283,566)					$(4,702,810)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

40

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 121.15% (a)
CALL OPTIONS - 105.79%
NDX Nasdaq-100 Index, Expires 9/30/2020, Strike Price $4,649.67	130	$117,006,630	$55,793,662
			55,793,662
PUT OPTIONS - 15.36%
NDX Nasdaq-100 Index, Expires 9/30/2020, Strike Price $9,299.34	65	58,503,315	5,772,897
NDX Nasdaq-100 Index, Expires 9/30/2020, Strike Price $7,749.45	65	58,503,315	2,326,390
			8,099,287
TOTAL PURCHASED OPTIONS (Cost $59,253,052)			63,892,949

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	414		414
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,014)			1,014

Total Investments (Cost $59,254,066) - 121.15%			63,893,963
Liabilities in Excess of Other Assets - (21.15)%			(11,152,674)
TOTAL NET ASSETS - 100.00%			$52,741,289

The accompanying notes are an integral part of these financial statements.

41

INNOVATOR NASDAQ-100 POWER BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	121.15%
Short Term Investments	0.00 (b)
Total Investments	121.15
Liabilities in Excess of Other Assets	(21.15)
Net Assets	100.00%

Percentages are stated as a percent of net assets.
(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
NDX Nasdaq-100 Index	9/30/2020	$9,299.34	65	$(58,503,315)	$(3,184,327)
NDX Nasdaq-100 Index	9/30/2020	8,609.64	65	(58,503,315)	(5,797,300)
					(8,981,627)
Put Options
NDX Nasdaq-100 Index	9/30/2020	6,587.03	65	(58,503,315)	(1,051,169)
NDX Nasdaq-100 Index	9/30/2020	4,649.67	130	(117,006,630)	(368,485)
					(1,419,654)
Total Options Written (Premiums Received $5,978,110)					$(10,401,281)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

42

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 120.65% (a)
CALL OPTIONS - 47.89%
RUT Russell 2000 Index, Expires 12/31/2020, Strike Price $1,001.00	232	$30,407,405	$8,198,905
			8,198,905
PUT OPTIONS - 72.76%
RUT Russell 2000 Index, Expires 12/31/2020, Strike Price $2,002.01	116	15,203,702	8,071,851
RUT Russell 2000 Index, Expires 12/31/2020, Strike Price $1,668.34	116	15,203,702	4,384,317
			12,456,168
TOTAL PURCHASED OPTIONS (Cost $27,040,649)			20,655,073

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 0.16% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (b)	100		100
First American Government Obligations Fund - Class X, 0.26% (b)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (b)	1,090		1,090
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (b)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,690)			1,690

Total Investments (Cost $27,042,339) - 120.66%			20,656,763
Liabilities in Excess of Other Assets - (20.66)%			(3,536,707)
TOTAL NET ASSETS - 100.00%			$17,120,056

The accompanying notes are an integral part of these financial statements.

43

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	120.65%
Short Term Investments	0.01
Total Investments	120.66
Liabilities in Excess of Other Assets	(20.66)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
RUT Russell 2000 Index	12/31/2020	$2,002.01	116	$(15,203,702)	$(12,632)
RUT Russell 2000 Index	12/31/2020	1,818.16	116	(15,203,702)	(50,713)
					(63,345)
Put Options
RUT Russell 2000 Index	12/31/2020	1,418.09	116	(15,203,702)	(2,286,863)
RUT Russell 2000 Index	12/31/2020	1,001.00	232	(30,407,405)	(1,164,741)
					(3,451,604)
Total Options Written (Premiums Received $588,154)					$(3,514,949)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

44

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JANUARY

Schedule of Investments
April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 126.45% (a)
CALL OPTIONS - 102.67%
RUT Russell 2000 Index, Expires 03/31/2021, Strike Price $691.23	340	$44,562,576	$21,225,180
			21,225,180
PUT OPTIONS - 23.78%
RUT Russell 2000 Index, Expires 03/31/2021, Strike Price $1,382.46	170	22,281,288	3,244,450
RUT Russell 2000 Index, Expires 03/31/2021, Strike Price $1,152.05	170	22,281,288	1,670,930
			4,915,380
TOTAL PURCHASED OPTIONS (Cost $25,053,256)			26,140,560

Total Investments (Cost $25,053,256) - 126.45%			26,140,560
Liabilities in Excess of Other Assets - (26.45)%			(5,467,879)
TOTAL NET ASSETS - 100.00%			$20,672,681

Asset Type	% of Net Assets
Purchased Options	126.45%
Total Investments	126.45
Liabilities in Excess of Other Assets	(26.45)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

45

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – APRIL

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
RUT Russell 2000 Index	3/31/2021	$1,382.46	170	$(22,281,288)	$(1,953,300)
RUT Russell 2000 Index	3/31/2021	1,358.84	170	(22,281,288)	(2,153,390)
					(4,106,690)
Put Options
RUT Russell 2000 Index	3/31/2021	979.24	170	(22,281,288)	(922,250)
RUT Russell 2000 Index	3/31/2021	691.23	340	(44,562,576)	(442,340)
					(1,364,590)
Total Options Written (Premiums Received $4,528,187)					$(5,471,280)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

46

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.70% (a)
CALL OPTIONS - 58.02%
RUT Russell 2000 Index, Expires 9/30/2020, Strike Price $914.02	428	$56,096,419	$17,719,628
			17,719,628
PUT OPTIONS - 53.68%
RUT Russell 2000 Index, Expires 9/30/2020, Strike Price $1,828.03	214	28,048,210	11,153,038
RUT Russell 2000 Index, Expires 9/30/2020, Strike Price $1,523.36	214	28,048,210	5,239,148
			16,392,186
TOTAL PURCHASED OPTIONS (Cost $38,843,072)			34,111,814

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	410		410
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,010)			1,010

Total Investments (Cost $38,844,082) - 111.70%			34,112,824
Liabilities in Excess of Other Assets - (11.70)%			(3,572,897)
TOTAL NET ASSETS - 100.00%			$30,539,927

The accompanying notes are an integral part of these financial statements.

47

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – OCTOBER

Schedule of Investments
April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	111.70%
Short Term Investments	0.00 (b)
Total Investments	111.70
Liabilities in Excess of Other Assets	(11.70)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
RUT Russell 2000 Index	9/30/2020	$1,828.03	214	$(28,048,210)	$(22,898)
RUT Russell 2000 Index	9/30/2020	1,687.58	214	(28,048,210)	(111,280)
					(134,178)
Put Options
RUT Russell 2000 Index	9/30/2020	1,294.86	214	(28,048,210)	(2,416,916)
RUT Russell 2000 Index	9/30/2020	914.02	428	(56,096,419)	(918,488)
					(3,335,404)
Total Options Written (Premiums Received $1,961,732)					$(3,469,582)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

48

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	Innovator MSCI EAFE Power Buffer ETF - January	Innovator MSCI EAFE Power Buffer ETF - July
Assets:
Investments, at value (a)	$31,393,233	$60,553,713
Interest and other receivables	-	2,751
Total Assets	31,393,233	60,556,464

Liabilities:
Payable to Adviser	19,746	43,913
Other liabilities	13	1,768
Due to broker for options	26,790	322,720
Options written, at value (b)	3,420,390	2,081,340
Total Liabilities	3,466,939	2,449,741
Net Assets	$27,926,294	$58,106,723

Net Assets Consist of:
Capital stock	$30,159,354	$63,689,855
Total distributable earnings/(accumulated deficit)	(2,233,060)	(5,583,132)
Net Assets	$27,926,294	$58,106,723

Net Asset Value:
Net assets	$27,926,294	$58,106,723
Shares of beneficial interest outstanding (unlimted shares without par value authorized)	1,250,000	2,650,000
Net asset value price per share	$22.34	$21.93

(a) Cost of investments	$32,925,828	$69,455,647
(b) Premiums received	1,011,026	663,035

The accompanying notes are an integral part of these financial statements.

49

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	Innovator MSCI Emerging Markets Power Buffer ETF - January	Innovator MSCI Emerging Markets Power Buffer ETF - July
Assets:
Investments, at value (a)	$20,303,006	$28,710,853
Interest and other receivables	918	1,820
Total Assets	20,303,924	28,712,673

Liabilities:
Payable to Adviser	14,176	24,655
Other liabilities	14	1,451
Due to broker for options	25,008	57,530
Options written, at value (b)	2,586,807	1,174,468
Total Liabilities	2,626,005	1,258,104
Net Assets	$17,677,919	$27,454,569

Net Assets Consist of:
Capital stock	$20,430,488	$33,061,569
Total distributable earnings/(accumulated deficit)	(2,752,569)	(5,607,000)
Net Assets	$17,677,919	$27,454,569

Net Asset Value:
Net assets	$17,677,919	$27,454,569
Shares of beneficial interest outstanding (unlimted shares without par value authorized)	725,000	1,150,000
Net asset value price per share	$24.38	$23.87

(a) Cost of investments	$22,102,157	$36,038,265
(b) Premiums received	919,784	739,413

The accompanying notes are an integral part of these financial statements.

50

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets:
Investments, at value (a)
Interest and other receivables
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Payable to Adviser
Payable for investments purchased
Other liabilities
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

51

INNOVATOR ETFs TRUST

Innovator Nasdaq-100 Power Buffer ETF - January	Innovator Nasdaq-100 Power Buffer ETF - April	Innovator Nasdaq-100 Power Buffer ETF - October

$39,375,273	$22,789,627	$63,893,963
11,369	1,653	-
1,591,642	-	-
10,513,410	-	-
-	14,849	-
51,491,694	22,806,129	63,893,963

19,703	7,855	32,566
12,115,472	-	-
5,609	1,266	464
3,900	-	718,363
5,173,584	4,702,810	10,401,281
17,318,268	4,711,931	11,152,674
$34,173,426	$18,094,198	$52,741,289

$34,755,959	$17,385,941	$49,557,501
(582,533)	708,257	3,183,788
$34,173,426	$18,094,198	$52,741,289

$34,173,426	$18,094,198	$52,741,289
975,000	550,000	1,625,000
$35.05	$32.90	$32.46

$41,629,015	$20,654,265	$59,254,066
3,190,038	3,283,566	5,978,110

The accompanying notes are an integral part of these financial statements.

52

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets:
Investments, at value (a)
Interest and other receivables
Receivable for investments sold
Receivable for fund shares sold
Deposit at broker for options
Total Assets

Liabilities:
Payable for fund shares redeemed
Payable to Adviser
Payable for investments purchased
Other liabilities
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net assets
Shares of beneficial interest outstanding (unlimted shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

53

INNOVATOR ETFs TRUST

Innovator Russell 2000 Power Buffer ETF - January	Innovator Russell 2000 Power Buffer ETF - April	Innovator Russell 2000 Power Buffer ETF - October

$20,656,763	$26,140,560	$34,112,824
-	2,169	-
-	768,788	64,800
-	-	565,555
-	8,973	-
20,656,763	26,920,490	34,743,179

-	608,015	-
16,315	6,516	18,637
-	160,986	637,646
7	1,012	51
5,436	-	77,336
3,514,949	5,471,280	3,469,582
3,536,707	6,247,809	4,203,252
$17,120,056	$20,672,681	$30,539,927

$21,813,470	$20,229,680	$32,761,580
(4,693,414)	443,001	(2,221,653)
$17,120,056	$20,672,681	$30,539,927

$17,120,056	$20,672,681	$30,539,927
725,000	850,000	1,350,000
$23.61	$24.32	$22.62

$27,042,339	$25,053,256	$38,844,082
588,154	4,528,187	1,961,732

 The accompanying notes are an integral part of these financial statements.

54

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2020

(Unaudited)

	Innovator MSCI EAFE Power Buffer ETF - January	(a)	Innovator MSCI EAFE Power Buffer ETF - July
Investment Income:
Interest	$9		$73
Total Investment Income	9		73

Expenses:
Investment advisory fee	61,085		296,874
Total Expenses	61,085		296,874
Net Investment Income/(Loss)	(61,076)		(296,801)

Realized & Unrealized Gain/(Loss):

Net realized gain/(loss) on:
Investments	1,707,592		2,969,133
Options written	62,383		(2,206,624)
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,532,595)		(4,825,678)
Options written	(2,409,364)		(1,223,154)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(2,171,984)		(5,286,323)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(2,233,060)		$(5,583,124)

(a) Since Commencement of Operations on December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

55

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2020

(Unaudited)

	Innovator MSCI Emerging Markets Power Buffer ETF - January	(a)	Innovator MSCI Emerging Markets Power Buffer ETF - July
Investment Income:
Interest	$8		$53
Total Investment Income	8		53

Expenses:
Investment advisory fee	56,600		233,338
Total Expenses	56,600		233,338
Net Investment Income/(Loss)	(56,592)		(233,285)

Realized & Unrealized Gain/(Loss):

Net realized gain/(loss) on:
Investments	1,547,604		3,416,362
Options written	(777,407)		(4,144,353)
Net change in unrealized appreciation/(depreciation) on:
Investments	(1,799,151)		(4,373,250)
Options written	(1,667,023)		(272,462)
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written	(2,695,977)		(5,373,703)
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(2,752,569)		$(5,606,988)

(a) Since Commencement of Operations on December 31, 2019.

 The accompanying notes are an integral part of these financial statements.

56

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2020

(Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on March 31, 2020.

The accompanying notes are an integral part of these financial statements.

57

INNOVATOR ETFs TRUST

Innovator Nasdaq-100 Power Buffer ETF - January	(a)	Innovator Nasdaq-100 Power Buffer ETF - April	(b)	Innovator Nasdaq-100 Power Buffer ETF - October

$6		$-		$31
6		-		31

53,802		7,861		129,520
53,802		7,861		129,520
(53,796)		(7,861)		(129,489)

3,436,308		-		892,724
272,243		-		149,913

(2,253,742)		2,135,362		6,216,639
(1,983,546)		(1,419,244)		(3,946,002)
(528,737)		716,118		3,313,274
$(582,533)		$708,257		$3,183,785

The accompanying notes are an integral part of these financial statements.

58

INNOVATOR ETFs TRUST

Statements of Operations

For the Period Ended April 30, 2020

(Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized & Unrealized Gain/(Loss):

Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting From Operations

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on March 31, 2020.

The accompanying notes are an integral part of these financial statements.

59

INNOVATOR ETFs TRUST

Innovator Russell 2000 Power Buffer ETF - January	(a)	Innovator Russell 2000 Power Buffer ETF - April	(b)	Innovator Russell 2000 Power Buffer ETF - October

$71		$-		$64
71		-		64

59,074		6,519		118,865
59,074		6,519		118,865
(59,003)		(6,519)		(118,801)

7,308,781		229,050		1,250,480
(2,630,821)		76,259		556,485

(6,385,576)		1,087,304		(2,769,736)
(2,926,795)		(943,093)		(1,140,076)
(4,634,411)		449,520		(2,102,847)
$(4,693,414)		$443,001		$(2,221,648)

The accompanying notes are an integral part of these financial statements.

60

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Net distributions to shareholders

Fund Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on June 28, 2019.

The accompanying notes are an integral part of these financial statements.

61

INNOVATOR ETFs TRUST

Innovator MSCI EAFE Power Buffer ETF - January		Innovator MSCI EAFE Power Buffer ETF - July
Period Ended		Period Ended	Period Ended
April 30, 2020	(a)	April 30, 2020	October 31, 2019	(b)
(Unaudited)		(Unaudited)

$(61,076)		$(296,801)	$(89,408)
1,769,975		762,509	5,555,738
(3,941,959)		(6,048,832)	(4,271,407)
(2,233,060)		(5,583,124)	1,194,923

-		(657,216)	-

33,920,230		32,970,405	126,474,890
(3,778,503)		(32,506,585)	(63,850,565)
17,627		32,739	31,256
30,159,354		496,559	62,655,581
$27,926,294		$(5,743,781)	$63,850,504

$-		$63,850,504	$-
$27,926,294		$58,106,723	$63,850,504

1,425,000		1,450,000	5,450,000
(175,000)		(1,525,000)	(2,725,000)
1,250,000		(75,000)	2,725,000

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Net distributions to shareholders

Fund Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on June 28, 2019.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Innovator MSCI Emerging Markets Power Buffer ETF - January		Innovator MSCI Emerging Markets Power Buffer ETF - July
Period Ended		Period Ended	Period Ended
April 30, 2020	(a)	April 30, 2020	October 31, 2019	(b)
(Unaudited)		(Unaudited)

$(56,592)		$(233,285)	$(75,318)
770,197		(727,991)	3,741,508
(3,466,174)		(4,645,712)	(3,116,755)
(2,752,569)		(5,606,988)	549,435

-		(302,202)	-

31,998,080		35,363,160	86,546,500
(11,588,045)		(45,598,565)	(43,558,665)
20,453		40,481	21,413
20,430,488		(10,194,924)	43,009,248
$17,677,919		$(16,104,114)	$43,558,683

$-		$43,558,683	$-
$17,677,919		$27,454,569	$43,558,683

1,200,000		1,425,000	3,450,000
(475,000)		(2,000,000)	(1,725,000)
725,000		(575,000)	1,725,000

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Net distributions to shareholders

Fund Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on March 31, 2020.
(c) Since Commencement of Operations on September 30, 2019.

The accompanying notes are an integral part of these financial statements.

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Innovator Nasdaq-100 Power Buffer ETF - January		Innovator Nasdaq-100 Power Buffer ETF - April		Innovator Nasdaq-100 Power Buffer ETF - October
Period Ended		Period Ended		Period Ended	Period Ended
April 30, 2020	(a)	April 30, 2020	(b)	April 30, 2020	October 31, 2019	(c)
(Unaudited)		(Unaudited)		(Unaudited)

$(53,796)		$(7,861)		$(129,489)	$(14,836)
3,708,551		-		1,042,637	2,635,147
(4,237,288)		716,118		2,270,637	(2,053,911)
(582,533)		708,257		3,183,785	566,400

-		-		(311,517)

54,151,770		17,378,815		31,583,077	51,720,228
(19,430,855)		-		(7,882,692)	(26,148,953)
35,044		7,126		19,733	11,228
34,755,959		17,385,941		23,720,118	25,582,503
$34,173,426		$18,094,198		$26,592,386	$26,148,903

$-		$-		$26,148,903	$-
$34,173,426		$18,094,198		$52,741,289	$26,148,903

1,550,000		550,000		1,050,000	1,650,000
(575,000)		-		(250,000)	(825,000)
975,000		550,000		800,000	825,000

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

Operations:
Net investment income/(loss)
Net realized gain/(loss)
Net change in unrealized appreciation/(depreciation)
Net Increase/(Decrease) in Net Assets Resulting from Operations

Distributions to Shareholders:
Net distributions to shareholders

Fund Share Transactions:
Proceeds from shares sold
Cost of shares redeemed
Transaction fees (see Note 5)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions
Total Increase/(Decrease) in Net Assets

Net Assets:
Beginning of period
End of period

Change in Shares Outstanding:
Shares sold
Shares redeemed
Net Increase/(Decrease)

(a) Since Commencement of Operations on December 31, 2019.
(b) Since Commencement of Operations on March 31, 2020.
(c) Since Commencement of Operations on September 30, 2019.

The accompanying notes are an integral part of these financial statements.

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Innovator Russell 2000 Power Buffer ETF - January		Innovator Russell 2000 Power Buffer ETF - April		Innovator Russell 2000 Power Buffer ETF - October
Period Ended		Period Ended		Period Ended	Period Ended
April 30, 2020	(a)	April 30, 2020	(b)	April 30, 2020	October 31, 2019	(c)
(Unaudited)		(Unaudited)		(Unaudited)

$(59,003)		$(6,519)		$(118,801)	$(13,669)
4,677,960		305,309		1,806,965	2,772,757
(9,312,371)		144,211		(3,909,812)	(2,329,296)
(4,693,414)		443,001		(2,221,648)	429,792

-		-		(240,888)

43,991,463		20,828,130		8,656,043	52,681,035
(22,209,758)		(608,015)		(2,838,263)	(25,943,715)
31,765		9,565		5,464	12,107
21,813,470		20,229,680		5,823,244	26,749,427
$17,120,056		$20,672,681		$3,360,708	$27,179,219

$-		$-		$27,179,219	$-
$17,120,056		$20,672,681		$30,539,927	$27,179,219

1,725,000		875,000		375,000	2,150,000
(1,000,000)		(25,000)		(125,000)	(1,050,000)
725,000		850,000		250,000	1,100,000

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Capital Share Transactions:	Less Distributions:
	Net Asset Value, Beginn-ing of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/ (loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions from realized gains	Total Distributions
Innovator MSCI EAFE Power Buffer ETF - January
For the period 12/31/2019(d) - 4/30/2020 (Unaudited)	$24.44	(0.06)	(2.06)	(2.12)	0.02	-	-

Innovator MSCI EAFE Power Buffer ETF - July
For the period ended 4/30/2020 (Unaudited)	$23.43	(0.10)	(1.18)	(1.28)	0.01	(0.23)	(0.23)
For the period 6/28/2019(d) - 10/31/2019	$23.04	(0.06)	0.43	0.37	0.02	-	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(2.10)	$22.34	(8.59)%	$27,926	0.85%	(0.85)%	0%

(1.50)	$21.93	(5.48)%	$58,107	0.85%	(0.85)%	0%
0.39	$23.43	1.70%	$63,851	0.85%	(0.85)%	99%

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Capital Share Trans-actions:	Less Distributions:
	Net Asset Value, Beginn-ing of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/ (loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions from realized gains	Total Distributions
Innovator MSCI Emerging Markets Power Buffer ETF - January
For the period 12/31/2019(d) - 4/30/2020 (Unaudited)	$26.80	(0.07)	(2.38)	(2.45)	0.03	-	-

Innovator MSCI Emerging Markets Power Buffer ETF - July
For the period ended 4/30/2020 (Unaudited)	$25.25	(0.11)	(1.12)	(1.23)	0.02	(0.17)	(0.17)
For the period 6/28/2019(d) - 10/31/2019	$25.28	(0.07)	0.02 (e)	(0.05)	0.02	-	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

(e) Net realized and unrealized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(2.42)	$24.38	(9.02)%	$17,678	0.89%	(0.89)%	0%

(1.38)	$23.87	(4.84)%	$27,455	0.89%	(0.89)%	0%
(0.03)	$25.25	(0.11)%	$43,559	0.89%	(0.89)%	31%

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Capital Share Transactions:	Less Distributions:
	Net Asset Value, Beginn-ing of Period	Net investment income/ (loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)	Distributions from realized gains	Total Distributions
Innovator Nasdaq-100 Power Buffer ETF - January
For the period 12/31/2019(d) - 4/30/2020 (Unaudited)	$34.94	(0.09)	0.14	0.05	0.06	-	-

Innovator Nasdaq-100 Power Buffer ETF - April
For the period 3/31/2020(d) - 4/30/2020 (Unaudited)	$31.27	(0.02)	1.63	1.61	0.02	-	-

Innovator Nasdaq-100 Power Buffer ETF - October
For the period ended 4/30/2020 (Unaudited)	$31.70	(0.13)	1.22	1.09	0.02	(0.35)	(0.35)
For the period 9/30/2019(d) - 10/31/2019	$31.01	(0.02)	0.70	0.68	0.01	-	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

0.11	$35.05	0.30%	$34,173	0.79%	(0.79)%	0%

1.63	$32.90	5.21%	$18,094	0.79%	(0.79)%	0%

0.76	$32.46	3.51%	$52,741	0.79%	(0.79)%	0%
0.69	$31.70	2.21%	$26,149	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

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Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Capital Share Transactions:		Less Distributions:
	Net Asset Value, Beginn-ing of Period	Net invest-ment income/ (loss) (c)	Net realized and unrealized gain/ (loss)	Total From Investment Operations	Transaction fees (see Note 5)		Distributions from realized gains	Total Distributions
Innovator Russell 2000 Power Buffer ETF - January
For the period 12/31/2019(d) - 4/30/2020 (Unaudited)	$26.70	(0.06)	(3.06)	(3.12)	0.03		-	-

Innovator Russell 2000 Power Buffer ETF – April
For the period 3/31/2020(d) - 4/30/2020 (Unaudited)	$23.05	(0.02)	1.27	1.25	0.02		-	-

Innovator Russell 2000 Power Buffer ETF – October
For the period ended 4/30/2020 (Unaudited)	$24.71	(0.09)	(1.80)	(1.89)	-	(e)	(0.20)	(0.20)
For the period 9/30/2019(d) - 10/31/2019	$24.38	(0.01)	0.33	0.32	0.01		-	-

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Amount represents less than $0.01 per share.

The accompanying notes are an integral part of these financial statements.

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each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(3.09)	$23.61	(11.56)%	$17,120	0.79%	(0.79)%	0%

1.27	$24.32	5.51%	$20,673	0.79%	(0.79)%	0%

(2.09)	$22.62	(7.70)%	$30,540	0.79%	(0.79)%	0%
0.33	$24.71	1.35%	$27,179	0.79%	(0.74)%	0%

The accompanying notes are an integral part of these financial statements.

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Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company.  The Trust currently consists of multiple operational series, of which ten are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations
Innovator MSCI EAFE Power Buffer ETF – January	IJAN	December 31, 2019
Innovator MSCI EAFE Power Buffer ETF – July	IJUL	June 28, 2019
Innovator MSCI Emerging Markets Power Buffer ETF – January	EJAN	December 31, 2019
Innovator MSCI Emerging Markets Power Buffer ETF – July	EJUL	June 28, 2019
Innovator Nasdaq-100 Power Buffer ETF – January	NJAN	December 31, 2019
Innovator Nasdaq-100 Power Buffer ETF – April	NAPR	March 31, 2020
Innovator Nasdaq-100 Power Buffer ETF – October	NOCT	September 30, 2019
Innovator Russell 2000 Power Buffer ETF – January	KJAN	December 31, 2019
Innovator Russell 2000 Power Buffer ETF – April	KAPR	March 31, 2020
Innovator Russell 2000 Power Buffer ETF – October	KOCT	September 30, 2019

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Notes to Financial Statements (Unaudited) (Continued)

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations
Innovator IBD® 50 ETF	FFTY	April 8, 2015
Innovator IBD® ETF Leaders ETF	LDRS	December 20, 2017
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018
Innovator S&P 500® Buffer ETF – January	BJAN	December 31, 2018
Innovator S&P 500® Buffer ETF – February	BFEB	January 31, 2020
Innovator S&P 500® Buffer ETF – March	BMAR	February 29, 2020
Innovator S&P 500® Buffer ETF – April	BAPR	March 29, 2019
Innovator S&P 500® Buffer ETF – May	BMAY	April 30, 2020
Innovator S&P 500® Buffer ETF – June	BJUN	May 31, 2019
Innovator S&P 500® Buffer ETF – July	BJUL	August 28, 2018
Innovator S&P 500® Buffer ETF – August	BAUG	July 31, 2019
Innovator S&P 500® Buffer ETF – September	BSEP	August 30, 2019
Innovator S&P 500® Buffer ETF – October	BOCT	September 28, 2018
Innovator S&P 500® Buffer ETF – November	BNOV	October 31, 2019
Innovator S&P 500® Buffer ETF – December	BDEC	November 29, 2019
Innovator S&P 500® Power Buffer ETF – January	PJAN	December 31, 2018
Innovator S&P 500® Power Buffer ETF – February	PFEB	January 31, 2020
Innovator S&P 500® Power Buffer ETF – March	PMAR	February 29, 2020
Innovator S&P 500® Power Buffer ETF – April	PAPR	March 29, 2019
Innovator S&P 500® Power Buffer ETF – May	PMAY	April 30, 2020
Innovator S&P 500® Power Buffer ETF – June	PJUN	May 31, 2019
Innovator S&P 500® Power Buffer ETF – July	PJUL	August 7, 2018
Innovator S&P 500® Power Buffer ETF – August	PAUG	July 31, 2019
Innovator S&P 500® Power Buffer ETF – September	PSEP	August 30, 2019
Innovator S&P 500® Power Buffer ETF – October	POCT	September 28, 2018
Innovator S&P 500® Power Buffer ETF – November	PNOV	October 31, 2019
Innovator S&P 500® Power Buffer ETF – December	PDEC	November 29, 2019
Innovator S&P 500® Ultra Buffer ETF – January	UJAN	December 31, 2018
Innovator S&P 500® Ultra Buffer ETF – February	UFEB	January 31, 2020
Innovator S&P 500® Ultra Buffer ETF – March	UMAR	February 29, 2020
Innovator S&P 500® Ultra Buffer ETF – April	UAPR	March 29, 2019
Innovator S&P 500® Ultra Buffer ETF – May	UMAY	April 30, 2020
Innovator S&P 500® Ultra Buffer ETF – June	UJUN	May 31, 2019
Innovator S&P 500® Ultra Buffer ETF – July	UJUL	August 7, 2018
Innovator S&P 500® Ultra Buffer ETF – August	UAUG	July 31, 2019
Innovator S&P 500® Ultra Buffer ETF – September	USEP	August 30, 2019
Innovator S&P 500® Ultra Buffer ETF – October	UOCT	September 28, 2018
Innovator S&P 500® Ultra Buffer ETF – November	UNOV	October 31, 2019
Innovator S&P 500® Ultra Buffer ETF – December	UDEC	November 29, 2019

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Notes to Financial Statements (Unaudited) (Continued)

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b-1 fee to their shareholders. IJAN, IJUL, EJAN and EJUL list and principally trade their shares on NYSE Arca (“NYSE”). NJAN, NAPR, NOCT, KJAN, KAPR, and KOCT list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX”). These Funds individually seek to track, before fees and expenses the MSCI EAFE Price Index, MSCI Emerging Markets Price Index, Nasdaq-100 Price Index and Russell 2000 Price Index, respectively, up to a respective upside cap while providing a respective buffer for a given annual period.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset value (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over-the-counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open-end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fixed income securities, swaps, currency-, credit- and commodity-linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

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Notes to Financial Statements (Unaudited) (Continued)

Exchange-traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model-based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

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Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of April 30, 2020:

IJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$31,391,235	$-	$31,391,235
Short Term Investments	1,998	-	-	1,998
Total Assets	$1,998	$31,391,235	$-	$31,393,233

Liabilities
Options Written	$-	$3,420,390	$-	$3,420,390
Total Liabilities	$-	$3,420,390	$-	$3,420,390

IJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$60,553,113	$-	$60,553,113
Short Term Investments	600	-	-	600
Total Assets	$600	$60,553,113	$-	$60,553,713

Liabilities
Options Written	$-	$2,081,340	$-	$2,081,340
Total Liabilities	$-	$2,081,340	$-	$2,081,340

EJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$20,301,198	$-	$20,301,198
Short Term Investments	1,808	-	-	1,808
Total Assets	$1,808	$20,301,198	$-	$20,303,006

Liabilities
Options Written	$-	$2,586,807	$-	$2,586,807
Total Liabilities	$-	$2,586,807	$-	$2,586,807

EJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$28,710,253	$-	$28,710,253
Short Term Investments	600	-	-	600
Total Assets	$600	$28,710,253	$-	$28,710,853

Liabilities
Options Written	$-	$1,174,468	$-	$1,174,468
Total Liabilities	$-	$1,174,468	$-	$1,174,468

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Notes to Financial Statements (Unaudited) (Continued)

NJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$39,374,673	$-	$39,374,673
Short Term Investments	600	-	-	600
Total Assets	$600	$39,374,673	$-	$39,375,273

Liabilities
Options Written	$-	$5,173,584	$-	$5,173,584
Total Liabilities	$-	$5,173,584	$-	$5,173,584

NAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$22,789,027	$-	$22,789,027
Short Term Investments	600	-	-	600
Total Assets	$600	$22,789,027	$-	$22,789,627

Liabilities
Options Written	$-	$4,702,810	$-	$4,702,810
Total Liabilities	$-	$4,702,810	$-	$4,702,810

NOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$63,892,949	$-	$63,892,949
Short Term Investments	1,014	-	-	1,014
Total Assets	$1,014	$63,892,949	$-	$63,893,963

Liabilities
Options Written	$-	$10,401,281	$-	$10,401,281
Total Liabilities	$-	$10,401,281	$-	$10,401,281

KJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$20,655,073	$-	$20,655,073
Short Term Investments	1,690	-	-	1,690
Total Assets	$1,690	$20,655,073	$-	$20,656,763

Liabilities
Options Written	$-	$3,514,949	$-	$3,514,949
Total Liabilities	$-	$3,514,949	$-	$3,514,949

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Notes to Financial Statements (Unaudited) (Continued)

KAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$26,140,560	$-	$26,140,560
Total Assets	$-	$26,140,560	$-	$26,140,560

Liabilities
Options Written	$-	$5,471,280	$-	$5,471,280
Total Liabilities	$-	$5,471,280	$-	$5,471,280

KOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$34,111,814	$-	$34,111,814
Short Term Investments	1,010	-	-	1,010
Total Assets	$1,010	$34,111,814	$-	$34,112,824

Liabilities
Options Written	$-	$3,469,582	$-	$3,469,582
Total Liabilities	$-	$3,469,582	$-	$3,469,582

There were no Level 3 investments for the Funds during the reporting period.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over-the-counter options positions. Like traditional exchange-traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

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Notes to Financial Statements (Unaudited) (Continued)

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

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Notes to Financial Statements (Unaudited) (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2020 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments

	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
IJAN	$31,391,235	$(3,420,390)
IJUL	60,553,113	(2,081,340)
EJAN	20,301,198	(2,586,807)
EJUL	28,710,253	(1,174,468)
NJAN	39,374,673	(5,173,584)
NAPR	22,789,027	(4,702,810)
NOCT	63,892,949	(10,401,281)
KJAN	20,655,073	(3,514,949)
KAPR	26,140,560	(5,471,280)
KOCT	34,111,814	(3,469,582)

The effect of derivative instruments on the Statements of Operations for the period ended April 30, 2020

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments

	Amount of Realized Gain/Loss on Derivatives Recognized in Income		Change in Unrealized Appreciation on Derivatives Recognized in Income
	Investments	Options written	Investments	Options written
IJAN	$1,707,592	$62,383	$(1,532,595)	$(2,409,364)
IJUL	2,969,133	(2,206,624)	(4,825,678)	(1,223,154)
EJAN	1,547,604	(777,407)	(1,799,151)	(1,667,023)
EJUL	3,416,362	(4,144,353)	(4,373,250)	(272,462)
NJAN	3,436,308	272,243	(2,253,742)	(1,983,546)
NAPR	-	-	2,135,362	(1,419,244)
NOCT	892,724	149,913	6,216,639	(3,946,002)
KJAN	7,308,781	(2,630,821)	(6,385,576)	(2,926,795)
KAPR	229,050	76,259	1,087,304	(943,093)
KOCT	1,250,480	556,485	(2,769,736)	(1,140,076)

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Notes to Financial Statements (Unaudited) (Continued)

The average volume of derivative activity during the period ended April 30, 2020, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
IJAN	$23,859,785	$(2,280,084)
IJUL	70,962,739	(2,335,087)
EJAN	20,131,972	(2,338,550)
EJUL	52,120,707	(2,474,519)
NJAN	24,145,446	(2,750,615)
NAPR	13,236,588	(2,072,037)
NOCT	40,082,845	(5,071,657)
KJAN	25,274,432	(4,194,176)
KAPR	14,472,400	(2,985,710)
KOCT	33,620,532	(3,228,074)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

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Notes to Financial Statements (Unaudited) (Continued)

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2020, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2020, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital. These reclassifications have no effect on net assets or net asset value per share.  For the period ended October 31, 2019, the Funds made the following permanent book-to-tax reclassifications due to different treatment of redemptions for tax purposes:

	Distributable
	Earnings/
	(Accumulated	Paid-In
	Deficit)	Capital
IJUL	$(537,715)	$537,715
EJUL	(247,245)	247,245
NOCT	(254,880)	254,880
KOCT	(188,909)	188,909

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex-dividend date.  The Funds intend to pay out dividends from their net investment income, if any, as annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as return of capital.

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Notes to Financial Statements (Unaudited) (Continued)

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex-dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to a investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day-to-day management of the Funds.

Pursuant to the Advisory Agreement, IJAN and IJUL pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.85%, EJAN and EJUL pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.89%, and NJAN, NAPR, NOCT, KJAN, KAPR, and KOCT each, respectively, pay monthly the Adviser a unitary fee calculated daily based on the average daily net assets of each Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses.

Milliman Financial Risk Management LLC (the “Sub-Adviser”) acts as sub-adviser to the Funds pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Funds (“Sub-Advisory Agreement”) and, pursuant to the Sub-Advisory Agreement, is responsible for execution of the Sub-Adviser’s strategy for each of the Funds. The Sub-Adviser is responsible for the day-to-day management of the Funds’ portfolios. Pursuant to the Sub-Advisory Agreement between the Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a fee for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

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Notes to Financial Statements (Unaudited) (Continued)

4.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2020, the cost of purchases and proceeds from sales of investment securities, other than short-term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
IJAN	$-	$-	$-	$-
IJUL	-	-	-	-
EJAN	-	-	-	-
EJUL	-	676,399	-	-
NJAN	-	-	-	-
NAPR	-	-	-	-
NOCT	-	-	-	-
KJAN	-	-	-	-
KAPR	-	-	-	-
KOCT	-	-	-	-

For the period ended April 30, 2020, the Funds did not have in-kind transactions associated with creations and redemptions.

5.     CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. The Funds assess investors a transaction fee of $250 plus 0.05% of the value of the transaction on creations and redemptions (e.g. variable fees) of the respective Fund. Variable fees received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

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Notes to Financial Statements (Unaudited) (Continued)

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2019, the cost of investments including options written and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
IJUL	$63,930,963	$–	$–	$–
EJUL	$43,668,521	$–	$–	$–
NOCT	$26,150,249	$–	$–	$–
KOCT	$27,196,339	$–	$–	$–

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to non-equity options marked-to-market.

At October 31, 2019, the components of undistributed or accumulated earnings/
loss on a tax basis were as follows:

	Accumulated Capital and Other Losses	Other Gains / (Losses)	Undistributed Net Ordinary Income	Unrealized Appreciation / (Depreciation) on Investments	Total Distributable Earnings / (Accumulated Deficit)
IJUL	$–	$232,884	$424,324	$–	$657,208
EJUL	$–	$127,607	$174,583	$–	$302,190
NOCT	$–	$93,861	$217,659	$–	$311,520
KOCT	$–	$77,167	$163,716	$–	$240,883

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. During the fiscal period ended October 31, 2019, the Funds did not elect to defer qualified post-October capital or late year ordinary losses.

At October 31, 2019, for federal income tax purposes, the Funds did not have any capital loss carryforwards available to offset future capital gains.

The Funds did not pay any distributions during the fiscal period ended October 31, 2019.

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Notes to Financial Statements (Unaudited) (Continued)

7.     NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements (ASU 2018-13). The amendments in ASU 2018-13 modify the disclosure requirements on fair value measurements in Topic 820. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

8.     SUBSEQUENT EVENT

Effective May 1, 2020, Kevin Gustafson was appointed Chief Compliance Officer and Anti-Money Laundering Officer of the Trust following Jim Nash’s April 30, 2020 resignation.

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

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INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal and Chief Executive Officer (2019-present), Founding Principal and President (2001-2019), Timothy Financial Counsel, Inc.	52	None
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015-present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007-2015).	52	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019-present); Executive Vice President, Consumer Banking (2016-2019), Chief Risk Officer (2013-2016), MB Financial Bank.	52	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003-2019).

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Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017-present).	52	None
Officers
John W. Southard 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017-present); Director and Co-Founder, T2 Capital Management, LLC (2010-present).	52	Independent Trustee, ETF Managers Group, LLC (2012-2018)
James Nash (c) 10 High Street, Suite 302, Boston, MA 02110 Year of Birth: 1981	Chief Compliance Officer and Anti-Money Laundering Officer	Since 2018	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (2016-Present); Senior Associate and Regulatory Administration Advisor, JPMorgan Chase & Co. (2014-2016).	52	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust and Innovator ETFs Trust II.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
(c)	Jim Nash is an employee of Foreside Fund Officer Services, LLC, a wholly-owned subsidiary of the Funds’ principal underwriter.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-877-386-3890.

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INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB-ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

INNOVATOR MSCI EAFE POWER BUFFER ETF – JANUARY

INNOVATOR MSCI EMERGING MARKETS POWER BUFFER ETF – JANUARY

INNOVATOR NASDAQ-100 POWER BUFFER ETF – JANUARY AND APRIL

INNOVATOR RUSSELL 2000 POWER BUFFER ETF – JANUARY AND APRIL

At a quarterly in-person Board meeting held on June 27, 2019, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator MSCI EAFE Power Buffer ETF – January, Innovator MSCI Emerging Markets Power Buffer ETF – January, Innovator Nasdaq-100 Power Buffer ETF – January and April and Innovator Russell 2000 Power Buffer ETF – January and April (the “Funds”), and the Sub-Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (the “Sub-Adviser”), for an initial two-year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub-Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub-Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub-Adviser, including other ETFs managed by the Adviser and the Sub-Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub-Adviser; any fall-out benefits accruing to the Adviser or the Sub-Adviser; and information on the Adviser’s and the Sub-Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub-Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub-Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

95

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day-to-day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub-advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, the Funds each would pay the Adviser a unitary structure of seventy-nine basis points for the Nasdaq-100 and Russell 2000 series, eighty-five basis points for the MSCI EAFE series, and eighty-nine basis points for the MSCI Emerging Markets series. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub-advisory fee equal to 0.12% on the Fund assets under management.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non-fund clients, as applicable. In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

96

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements. The Board also noted that, as a startup, the Adviser will likely have little to no profitability in the first few years of the Funds’ operation.

The Board considered potential “fall-out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall-out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub-advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

97

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.     INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1-800-208-5212 or visiting www.innovatoretfs.com.

2.     PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1-877-386-3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.     INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.     HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi-annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1-877-FUND890 (877-386-3890) to change the status of your existing account.  You may change your status at any time.

5.     ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi-annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e-mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

98

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

6.     TAX NOTICE

For the fiscal year ended October 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The following table lists the percentages of dividend income distributed for the year ended October 31, 2019, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
IJUL	92.71%	63.20%
EJUL	100.00	100.00
NOCT	0.00	0.00
KOCT	100.00	100.00

For the taxable year ended October 31, 2019, the Funds didn’t pay any ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

99

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB-ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Letter to Shareholders	3
Fund Performance	6
Expense Example	72
Schedules of Investments and Options Written	75
Statements of Assets and Liabilities	147
Statements of Operations	165
Statements of Changes in Net Assets	183
Financial Highlights	201
Notes to Financial Statements	219
Trustees and Officers	246
Board Considerations Regarding Approval of Investment Management Agreement	248
Additional Information	251

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

Thank you for your participation in Innovator Defined Outcome ETFs. Since the launch of the first Defined Outcome ETFs in 2018 investors and financial advisors have responded to the opportunity to participate in the upside of the market to a cap, with a built-in buffer—something that has never been offered before in the ETF marketplace. Today, the Innovator Defined Outcome ETF lineup is the leading provider of Defined Outcome ETFs in the world, with more than $3 billion in assets across 46 ETFs (as of 6/9/20).

We Were Built For This

Defined Outcome ETFs were built for uncertainty.

Systematic risk events (e.g., global crisis, large interest rate movements, recessions, and wars, to name a few) can wreak havoc on even the most well-diversified portfolio.  Historically, these types of events have a low probability of occurrence, but they can have a significant negative impact on portfolio value if they occur, because these events affect the whole “system.” This played out during the first few months of 2020, when the threat of a global virus sent markets plummeting. To date, the common answer to overcoming portfolio volatility and large portfolio losses has been to, “Stay invested in the market; continue saving and investing in your portfolio across all market conditions; when the market goes down, ride out the storm—eventually growth will return and the damage to your portfolio will be repaired.” We believe this maxim is still true, and now, adding a buffer to your portfolio may help you stay invested for the long-term, with reduced downside loss along the way.

Year-in-Review

Over the year, the Innovator January and April S&P 500 Defined Outcome ETF series successfully completed their outcome periods, performing precisely as expected, achieving one-to-one performance of the S&P 500 Index to their stated cap, but with significantly less volatility and lower drawdown potential.

The markets have had quite a year. The S&P 500 Index ended 2019 up 28.88% on the heels of easing tension between the U.S. and China. Unfortunately, market gains and overall investor confidence faded during the first four months of 2020 due to the Coronavirus Pandemic. This health and subsequent economic crisis not only led to countless lives lost, but also led to an unprecedented multi-country shutdown that significantly and expeditiously impacted the world’s economies. In response, the U.S. Federal Reserve and its global counterparts acted aggressively, cutting interest rates to help stave off the downturn and kick start

Letter to Shareholders (Unaudited) (Continued)

the economy again as the world dealt with the pandemic. By April, world leaders began talking about reopening certain economies again, and the market began to recover rapidly. It has perhaps been one of the most economically uncertain years on record.

We believe, more than ever, that our one-year Defined Outcome ETFs have a clear role in clients’ portfolios and help them maintain focus on long-term financial goals during these uncertain times, and we’re grateful for the trust and support you have put in us.

Sincerely,

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of April 30, 2020 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

The funds seek to generate returns that match the returns of its benchmark Index, up to the Cap on potential upside returns, while limiting downside losses, over the course of a 1-year period. There is no guarantee the fund will achieve its investment objective. The Funds have characteristics unlike many other traditional investment products and may not be suitable for all investors. For more information regarding whether an investment in the Fund is right for you, please see “Investor Suitability” in the prospectus.

Investing involves risks. Loss of principal is possible. The Funds face numerous market trading risks, including active markets risk, authorized participation concentration risk, buffered loss risk, cap change risk, capped upside return risk, correlation risk, liquidity risk, management risk, market maker risk, market risk, non-diversification risk, operation risk, options risk, trading issues risk, upside participation risk and valuation risk. For a detail list of fund risks see the prospectus.

Letter to Shareholders (Unaudited) (Continued)

FLEX Options Risk The Fund will utilize FLEX Options issued and guaranteed for settlement by the Options Clearing Corporation OCC. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Fund could suffer significant losses. Additionally, FLEX Options may be less liquid than standard options. In a less liquid market for the FLEX Options, the Fund may have difficulty closing out certain FLEX Options positions at desired times and prices.

These Funds are designed to provide point-to-point exposure to the price return of the S&P 500 via a basket of Flex Options. As a result, the ETFs are not expected to move directly in line with the S&P 500 during the interim period.

Fund shareholders are subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the funds’ for the Outcome Period, before fees and expenses. If the Outcome Period has begun and the Fund has increased in value to a level near to the Cap, an investor purchasing at that price has little or no ability to achieve gains but remains vulnerable to downside risks. Additionally, the Cap may rise or fall from one Outcome Period to the next. The Cap, and the Fund’s position relative to it, should be considered before investing in the Fund. The Funds’ website, www.innovatoretfs.com, provides important Fund information as well information relating to the potential outcomes of an investment in a Fund on a daily basis.

The Funds only seek to provide shareholders that hold shares for the entire Outcome Period with their respective buffer level against Index losses during the Outcome Period. You will bear all Index losses exceeding 9, 15 or 30%. Depending upon market conditions at the time of purchase, a shareholder that purchases shares after the Outcome Period has begun may also lose their entire investment. For instance, if the Outcome Period has begun and the Fund has decreased in value beyond the pre-determined buffer, an investor purchasing shares at that price may not benefit from the buffer. Similarly, if the Outcome Period has begun and the Fund has increased in value, an investor purchasing shares at that price may not benefit from the buffer until the Fund’s value has decreased to its value at the commencement of the Outcome Period.

This material must be preceded by or accompanied with a prospectus. The Fund's investment objectives, risks, charges and expenses should be considered carefully before investing. The prospectus contains this and other important information, and it may be obtained at innovatoretfs.com. Read it carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLC

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – January from its inception (December 31, 2018) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - January
NAV Return	-0.41%	9.82%
Market Return	-0.70%	9.69%
S&P 500® Index - Price Return	-1.13%	11.95%
S&P 500® Index - Total Return	0.86%	14.18%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJAN.

INNOVATOR S&P 500® BUFFER ETF – FEBRUARY

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – February from its inception (January 31, 2020) to April 30, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Buffer ETF - February
NAV Return	-6.80%
Market Return	-7.02%
S&P 500® Index - Price Return	-9.71%
S&P 500® Index - Total Return	-9.26%

(a) Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – FEBRUARY

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BFEB.

INNOVATOR S&P 500® BUFFER ETF – MARCH

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – March from its inception (February 28, 2020) to April 30, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Buffer ETF - March
NAV Return	-0.94%
Market Return	-0.85%
S&P 500® Index - Price Return	-1.41%
S&P 500® Index - Total Return	-1.12%

(a) Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – MARCH

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BMAR.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – April from its inception (March 29, 2019) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - April
NAV Return	1.72%	4.75%
Market Return	3.00%	6.12%
S&P 500® Index - Price Return	-1.13%	2.53%
S&P 500® Index - Total Return	0.86%	4.54%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAPR.

INNOVATOR S&P 500® BUFFER ETF – JUNE

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – June from its inception (May 31, 2019) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Buffer ETF - June
NAV Return	5.75%
Market Return	5.97%
S&P 500® Index - Price Return	5.83%
S&P 500® Index - Total Return	7.71%

(a) Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – JUNE

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUN.

INNOVATOR S&P 500® BUFFER ETF – JULY

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – July from its inception (August 28, 2018) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - July
NAV Return	-0.41%	0.92%
Market Return	-0.16%	1.14%
S&P 500® Index - Price Return	-1.13%	0.31%
S&P 500® Index - Total Return	0.86%	2.32%

(a)	Inception date is August 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.81%. For the most recent month–end performance, please visit the Fund’s website at innovatoretfs.com

INNOVATOR S&P 500® BUFFER ETF – JULY

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BJUL.

INNOVATOR S&P 500® BUFFER ETF – AUGUST

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – August from its inception (July 31, 2019) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Buffer ETF - August
NAV Return	-0.65%
Market Return	-0.33%
S&P 500® Index - Price Return	-2.28%
S&P 500® Index - Total Return	-0.81%

(a) Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – AUGUST

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BAUG.

INNOVATOR S&P 500® BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – September from its inception (August 30, 2019) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Buffer ETF - September
NAV Return	0.36%
Market Return	0.67%
S&P 500® Index - Price Return	-0.48%
S&P 500® Index - Total Return	0.79%

(a) Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BSEP.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – October from its inception (September 28, 2018) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Buffer ETF - October
NAV Return	-1.20%	0.30%
Market Return	-1.56%	0.21%
S&P 500® Index - Price Return	-1.13%	-0.03%
S&P 500® Index - Total Return	0.86%	1.97%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Return shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOCT.

INNOVATOR S&P 500® BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – November from its inception (October 31, 2019) to April 30, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Buffer ETF - November
NAV Return	-2.48%
Market Return	-2.22%
S&P 500® Index - Price Return	-4.12%
S&P 500® Index - Total Return	-3.16%

(a) Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BNOV.

INNOVATOR S&P 500® BUFFER ETF – DECEMBER

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Buffer ETF – December from its inception (November 29, 2019) to April 30, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Buffer ETF - December
NAV Return	-5.00%
Market Return	-4.55%
S&P 500® Index - Price Return	-7.28%
S&P 500® Index - Total Return	-6.55%

(a) Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® BUFFER ETF – DECEMBER

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BDEC.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – January from its inception (December 31, 2018) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - January
NAV Return	-1.46%	5.39%
Market Return	-1.74%	5.38%
S&P 500® Index - Price Return	-1.13%	11.95%
S&P 500® Index - Total Return	0.86%	14.18%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJAN.

INNOVATOR S&P 500® POWER BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – February from its inception (January 31, 2020) to April 30, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Power Buffer ETF - February
NAV Return	-5.11%
Market Return	-5.55%
S&P 500® Index - Price Return	-9.71%
S&P 500® Index - Total Return	-9.26%

(a) Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PFEB.

INNOVATOR S&P 500® POWER BUFFER ETF – MARCH

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – March from its inception (February 28, 2020) to April 30, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Power Buffer ETF - March
NAV Return	-0.87%
Market Return	-0.59%
S&P 500® Index - Price Return	-1.41%
S&P 500® Index - Total Return	-1.12%

(a) Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – MARCH

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PMAR.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – April from its inception (March 29, 2019) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - April
NAV Return	0.65%	2.83%
Market Return	1.52%	3.69%
S&P 500® Index - Price Return	-1.13%	2.53%
S&P 500® Index - Total Return	0.86%	4.54%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAPR.

INNOVATOR S&P 500® POWER BUFFER ETF – JUNE

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – June from its inception (May 31, 2019) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Power Buffer ETF - June
NAV Return	5.29%
Market Return	5.09%
S&P 500® Index - Price Return	5.83%
S&P 500® Index - Total Return	7.71%

(a) Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – JUNE

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUN.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – July from its inception (August 7, 2018) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - July
NAV Return	0.53%	2.05%
Market Return	0.80%	2.21%
S&P 500® Index - Price Return	-1.13%	1.09%
S&P 500® Index - Total Return	0.86%	3.14%

(a)	Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PJUL.

INNOVATOR S&P 500® POWER BUFFER ETF – AUGUST

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – August from its inception (July 31, 2019) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Power Buffer ETF - August
NAV Return	0.12%
Market Return	0.37%
S&P 500® Index - Price Return	-2.28%
S&P 500® Index - Total Return	-0.81%

(a) Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – AUGUST

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PAUG.

INNOVATOR S&P 500® POWER BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – September from its inception (August 30, 2019) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Power Buffer ETF - September
NAV Return	0.71%
Market Return	1.10%
S&P 500® Index - Price Return	-0.48%
S&P 500® Index - Total Return	0.79%

(a) Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PSEP.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – October from its inception (September 28, 2018) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Power Buffer ETF - October
NAV Return	-0.82%	0.62%
Market Return	-1.02%	0.66%
S&P 500® Index - Price Return	-1.13%	-0.03%
S&P 500® Index - Total Return	0.86%	1.97%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/POCT.

INNOVATOR S&P 500® POWER BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – November from its inception (October 31, 2019) to April 30, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Power Buffer ETF - November
NAV Return	-1.58%
Market Return	-1.37%
S&P 500® Index - Price Return	-4.12%
S&P 500® Index - Total Return	-3.16%

(a) Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PNOV.

INNOVATOR S&P 500® POWER BUFFER ETF – DECEMBER

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Power Buffer ETF – December from its inception (November 29, 2019) to April 30, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Power Buffer ETF - December
NAV Return	-3.64%
Market Return	-3.33%
S&P 500® Index - Price Return	-7.28%
S&P 500® Index - Total Return	-6.55%

(a) Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® POWER BUFFER ETF – DECEMBER

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/PDEC.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – January from its inception (December 31, 2018) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - January
NAV Return	-0.11%	5.38%
Market Return	-0.30%	5.41%
S&P 500® Index - Price Return	-1.13%	11.95%
S&P 500® Index - Total Return	0.86%	14.18%

(a) Inception date is December 31, 2018.

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJAN.

INNOVATOR S&P 500® ULTRA BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – February from its inception (January 31, 2020) to April 30, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - February
NAV Return	-3.23%
Market Return	-3.32%
S&P 500® Index - Price Return	-9.71%
S&P 500® Index - Total Return	-9.26%

(a) Inception date is January 31, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – FEBRUARY

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UFEB.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MARCH

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – March from its inception (February 28, 2020) to April 30, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - March
NAV Return	-0.17%
Market Return	-0.12%
S&P 500® Index - Price Return	-1.41%
S&P 500® Index - Total Return	-1.12%

(a) Inception date is February 28, 2020.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MARCH

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UMAR.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – April from its inception (March 29, 2019) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - April
NAV Return	-6.54%	-3.91%
Market Return	-4.85%	-2.46%
S&P 500® Index - Price Return	-1.13%	2.53%
S&P 500® Index - Total Return	0.86%	4.54%

(a) Inception date is March 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAPR.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – June from its inception (May 31, 2019) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - June
NAV Return	4.86%
Market Return	4.87%
S&P 500® Index - Price Return	5.83%
S&P 500® Index - Total Return	7.71%

(a) Inception date is May 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUN.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – July from its inception (August 7, 2018) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - July
NAV Return	0.22%	1.66%
Market Return	0.33%	1.75%
S&P 500® Index - Price Return	-1.13%	1.09%
S&P 500® Index - Total Return	0.86%	3.14%

(a)	Inception date is August 7, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UJUL.

INNOVATOR S&P 500® ULTRA BUFFER ETF – AUGUST

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – August from its inception (July 31, 2019) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - August
NAV Return	0.31%
Market Return	0.62%
S&P 500® Index - Price Return	-2.28%
S&P 500® Index - Total Return	-0.81%

(a) Inception date is July 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – AUGUST

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UAUG.

INNOVATOR S&P 500® ULTRA BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – September from its inception (August 30, 2019) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - September
NAV Return	0.98%
Market Return	1.06%
S&P 500® Index - Price Return	-0.48%
S&P 500® Index - Total Return	0.79%

(a) Inception date is August 30, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – SEPTEMBER

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/USEP.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – October from its inception (September 28, 2018) to April 30, 2020 as compared with the S&P 500® Index – Price Return and Total Return.

	Average Annual Total Returns as of April 30, 2020
	One Year	Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - October
NAV Return	0.04%	0.91%
Market Return	-0.18%	0.77%
S&P 500® Index - Price Return	-1.13%	-0.03%
S&P 500® Index - Total Return	0.86%	1.97%

(a)	Inception date is September 28, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.80%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index – Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index – Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UOCT.

INNOVATOR S&P 500® ULTRA BUFFER ETF – NOVEMBER

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – November from its inception (October 31, 2019) to April 30, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - November
NAV Return	-0.74%
Market Return	-0.57%
S&P 500® Index - Price Return	-4.12%
S&P 500® Index - Total Return	-3.16%

(a) Inception date is October 31, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – NOVEMBER

Fund Performance
April 30, 2020 (Unaudited)(Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UNOV.

INNOVATOR S&P 500® ULTRA BUFFER ETF – DECEMBER

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator S&P 500® Ultra Buffer ETF – December from its inception (November 29, 2019) to April 30, 2020 as compared with the S&P 500® Index - Price Return and Total Return.

Total Returns as of April 30, 2020
Since Inception (a)
Innovator S&P 500® Ultra Buffer ETF - December
NAV Return	-2.32%
Market Return	-1.80%
S&P 500® Index - Price Return	-7.28%
S&P 500® Index - Total Return	-6.55%

(a) Inception date is November 29, 2019.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.79%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

INNOVATOR S&P 500® ULTRA BUFFER ETF – DECEMBER

Fund Performance
April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund and S&P 500® Index - Total Return include the reinvestment of all dividends, if any. Returns shown for the S&P 500® Index - Price Return do not include the reinvestment of dividends, if any.

The S&P 500® Index is an unmanaged, capitalization-weighted index generally representative of the U.S. market for large capitalization stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange-traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/UDEC.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the respective period and held for the entire respective period to April 30, 2020 for each Fund.

Actual Expenses (a)

The following table provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period
Innovator S&P 500® Buffer ETF - January (NAV)	$1,000.00	$956.70	$3.84	(b)
Innovator S&P 500® Buffer ETF - February (NAV)	1,000.00	932.00	1.83	(c)
Innovator S&P 500® Buffer ETF - March (NAV)	1,000.00	990.60	1.29	(d)
Innovator S&P 500® Buffer ETF - April (NAV)	1,000.00	985.00	3.90	(b)
Innovator S&P 500® Buffer ETF - June (NAV)	1,000.00	978.30	3.89	(b)
Innovator S&P 500® Buffer ETF - July (NAV)	1,000.00	975.60	3.88	(b)
Innovator S&P 500® Buffer ETF - August (NAV)	1,000.00	974.60	3.88	(b)
Innovator S&P 500® Buffer ETF - September (NAV)	1,000.00	975.20	3.88	(b)
Innovator S&P 500® Buffer ETF - October (NAV)	1,000.00	977.40	3.88	(b)
Innovator S&P 500® Buffer ETF - November (NAV)	1,000.00	975.20	3.88	(b)
Innovator S&P 500® Buffer ETF - December (NAV)	1,000.00	950.00	3.18	(e)
Innovator S&P 500® Power Buffer ETF - January (NAV)	1,000.00	956.00	3.84	(b)
Innovator S&P 500® Power Buffer ETF - February (NAV)	1,000.00	948.90	1.85	(c)
Innovator S&P 500® Power Buffer ETF - March (NAV)	1,000.00	991.30	1.29	(d)
Innovator S&P 500® Power Buffer ETF - April (NAV)	1,000.00	977.60	3.88	(b)
Innovator S&P 500® Power Buffer ETF - June (NAV)	1,000.00	997.30	3.92	(b)
Innovator S&P 500® Power Buffer ETF - July (NAV)	1,000.00	988.80	3.91	(b)
Innovator S&P 500® Power Buffer ETF - August (NAV)	1,000.00	985.00	3.90	(b)
Innovator S&P 500® Power Buffer ETF - September (NAV)	1,000.00	984.60	3.90	(b)
Innovator S&P 500® Power Buffer ETF - October (NAV)	1,000.00	982.90	3.89	(b)
Innovator S&P 500® Power Buffer ETF - November (NAV)	1,000.00	984.20	3.90	(b)
Innovator S&P 500® Power Buffer ETF - December (NAV)	1,000.00	963.60	3.20	(e)
Innovator S&P 500® Ultra Buffer ETF - January (NAV)	1,000.00	971.20	3.87	(b)
Innovator S&P 500® Ultra Buffer ETF - February (NAV)	1,000.00	967.70	1.87	(c)
Innovator S&P 500® Ultra Buffer ETF - March (NAV)	1,000.00	998.30	1.29	(d)
Innovator S&P 500® Ultra Buffer ETF - April (NAV)	1,000.00	911.30	3.75	(b)
Innovator S&P 500® Ultra Buffer ETF - June (NAV)	1,000.00	996.90	3.92	(b)
Innovator S&P 500® Ultra Buffer ETF - July (NAV)	1,000.00	984.30	3.90	(b)
Innovator S&P 500® Ultra Buffer ETF - August (NAV)	1,000.00	986.90	3.90	(b)
Innovator S&P 500® Ultra Buffer ETF - September (NAV)	1,000.00	992.30	3.91	(b)
Innovator S&P 500® Ultra Buffer ETF - October (NAV)	1,000.00	991.60	3.91	(b)
Innovator S&P 500® Ultra Buffer ETF - November (NAV)	1,000.00	992.60	3.91	(b)
Innovator S&P 500® Ultra Buffer ETF - December (NAV)	1,000.00	976.80	3.22	(e)

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2020 (Unaudited) (Continued)

(a) The Innovator S&P 500® Buffer, Power Buffer, and Ultra Buffer ETFs- May commenced operations on April 30, 2020 and therefore did not have actual performance and expenses as of April 30, 2020.
(b) Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period).
(c) Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 88/366 (to reflect the period since the Fund's inception).
(d) Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 60/366 (to reflect the period since the Fund's inception).

(e) Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 151/366 (to reflect the period since the Fund's inception).

Hypothetical Example for Comparison Purposes

The following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2020 (Unaudited) (Continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares with respect to the Funds. Therefore, the table below is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

			Expenses Paid
	Beginning	Ending	During the
	Account Value	Account Value	Period (a)
Innovator S&P 500® Buffer ETF - January (NAV)	$1,000.00	$1,020.93	$3.97
Innovator S&P 500® Buffer ETF - February (NAV)	1,000.00	1,020.93	3.97	(b)
Innovator S&P 500® Buffer ETF - March (NAV)	1,000.00	1,020.93	3.97	(b)
Innovator S&P 500® Buffer ETF - April (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Buffer ETF - May (NAV)	1,000.00	1,020.93	3.97	(b)
Innovator S&P 500® Buffer ETF - June (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Buffer ETF - July (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Buffer ETF - August (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Buffer ETF - September (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Buffer ETF - October (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Buffer ETF - November (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Buffer ETF - December (NAV)	1,000.00	1,020.93	3.97	(b)
Innovator S&P 500® Power Buffer ETF - January (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Power Buffer ETF - February (NAV)	1,000.00	1,020.93	3.97	(b)
Innovator S&P 500® Power Buffer ETF - March (NAV)	1,000.00	1,020.93	3.97	(b)
Innovator S&P 500® Power Buffer ETF - April (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Power Buffer ETF - May (NAV)	1,000.00	1,020.93	3.97	(b)
Innovator S&P 500® Power Buffer ETF - June (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Power Buffer ETF - July (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Power Buffer ETF - August (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Power Buffer ETF - September (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Power Buffer ETF - October (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Power Buffer ETF - November (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Power Buffer ETF - December (NAV)	1,000.00	1,020.93	3.97	(b)
Innovator S&P 500® Ultra Buffer ETF - January (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Ultra Buffer ETF - February (NAV)	1,000.00	1,020.93	3.97	(b)
Innovator S&P 500® Ultra Buffer ETF - March (NAV)	1,000.00	1,020.93	3.97	(b)
Innovator S&P 500® Ultra Buffer ETF - April (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Ultra Buffer ETF - May (NAV)	1,000.00	1,020.93	3.97	(b)
Innovator S&P 500® Ultra Buffer ETF - June (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Ultra Buffer ETF - July (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Ultra Buffer ETF - August (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Ultra Buffer ETF - September (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Ultra Buffer ETF - October (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Ultra Buffer ETF - November (NAV)	1,000.00	1,020.93	3.97
Innovator S&P 500® Ultra Buffer ETF - December (NAV)	1,000.00	1,020.93	3.97	(b)

(a) Expenses are equal to the Fund’s annualized expense ratio (0.79%), multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period).
(b) For comparative purposes only as the Fund was not in operation for the full six month period.

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.74% (a)
CALL OPTIONS - 62.21%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $1,938.18	720	$209,694,960	$71,862,480
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $193.84	168	4,892,832	1,676,472
			73,538,952
PUT OPTIONS - 44.53%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,876.35	360	104,847,480	35,603,640
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,230.27	360	104,847,480	15,841,440
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $387.67	84	2,446,416	831,012
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $323.04	84	2,446,416	369,684
			52,645,776
TOTAL PURCHASED OPTIONS (Cost $132,026,277)			126,184,728

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	2,166		2,166
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $2,766)			2,766

Total Investments (Cost $132,029,043) - 106.74%			126,187,494
Liabilities in Excess of Other Assets - (6.74)%			(7,969,184)
TOTAL NET ASSETS - 100.00%			$118,218,310

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	106.74%
Short Term Investments	0.00 (b)
Total Investments	106.74
Liabilities in Excess of Other Assets	(6.74)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2020	$3,876.35	360	$(104,847,480)	$(97,200)
SPX S&P 500® Index	12/31/2020	3,659.88	360	(104,847,480)	(376,560)
XSP S&P 500® Mini Index	12/31/2020	387.67	84	(2,446,416)	(2,268)
XSP S&P 500® Mini Index	12/31/2020	365.99	84	(2,446,416)	(8,820)
					(484,848)
Put Options
SPX S&P 500® Index	12/31/2020	2,939.54	360	(104,847,480)	(10,532,880)
SPX S&P 500® Index	12/31/2020	1,938.18	720	(209,694,960)	(3,606,480)
XSP S&P 500® Mini Index	12/31/2020	293.95	84	(2,446,416)	(245,784)
XSP S&P 500® Mini Index	12/31/2020	193.84	168	(4,892,832)	(84,168)
					(14,469,312)
Total Options Written (Premiums Received $4,842,492)					$(14,954,160)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – FEBRUARY

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 114.33% (a)
CALL OPTIONS - 66.31%
SPX S&P 500® Index, Expires 01/29/2021, Strike Price $1,935.11	130	$37,861,590	$12,960,978
XSP S&P 500® Mini Index, Expires 01/29/2021, Strike Price $193.53	1,170	34,075,080	11,662,986
			24,623,964
PUT OPTIONS - 48.02%
SPX S&P 500® Index, Expires 01/29/2021, Strike Price $3,870.22	65	18,930,795	6,456,265
SPX S&P 500® Index, Expires 01/29/2021, Strike Price $3,225.16	65	18,930,795	2,928,252
XSP S&P 500® Mini Index, Expires 01/29/2021, Strike Price $387.06	585	17,037,540	5,812,827
XSP S&P 500® Mini Index, Expires 01/29/2021, Strike Price $322.53	585	17,037,540	2,635,907
			17,833,251
TOTAL PURCHASED OPTIONS (Cost $43,573,408)			42,457,215

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	413		413
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,013)			1,013

Total Investments (Cost $43,574,421) - 114.33%			42,458,228
Liabilities in Excess of Other Assets - (14.33)%			(5,322,017)
TOTAL NET ASSETS - 100.00%			$37,136,211

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – FEBRUARY

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	114.33%
Short Term Investments	0.00 (b)
Total Investments	114.33
Liabilities in Excess of Other Assets	(14.33)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	1/29/2021	$3,870.22	65	$(18,930,795)	$(9,146)
SPX S&P 500® Index	1/29/2021	3,644.42	65	(18,930,795)	(66,103)
XSP S&P 500® Mini Index	1/29/2021	387.06	585	(17,037,540)	(8,203)
XSP S&P 500® Mini Index	1/29/2021	364.44	585	(17,037,540)	(59,503)
					(142,955)
Put Options
SPX S&P 500® Index	1/29/2021	2,934.89	65	(18,930,795)	(1,970,586)
SPX S&P 500® Index	1/29/2021	1,935.11	130	(37,861,590)	(730,425)
XSP S&P 500® Mini Index	1/29/2021	293.49	585	(17,037,540)	(1,773,549)
XSP S&P 500® Mini Index	1/29/2021	193.53	1170	(34,075,080)	(657,591)
					(5,132,151)
Total Options Written (Premiums Received $2,219,364)					$(5,275,106)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – MARCH

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.63% (a)
CALL OPTIONS - 77.99%
SPX S&P 500® Index, Expires 02/26/2021, Strike Price $1,772.52	128	$37,279,104	$14,614,685
XSP S&P 500® Mini Index, Expires 02/26/2021, Strike Price $177.27	128	3,727,872	1,461,261
			16,075,946
PUT OPTIONS - 34.64%
SPX S&P 500® Index, Expires 02/26/2021, Strike Price $3,545.04	64	18,639,552	4,436,414
SPX S&P 500® Index, Expires 02/26/2021, Strike Price $2,954.18	64	18,639,552	2,054,757
XSP S&P 500® Mini Index, Expires 02/26/2021, Strike Price $354.54	64	1,863,936	443,839
XSP S&P 500® Mini Index, Expires 02/26/2021, Strike Price $295.43	64	1,863,936	205,507
			7,140,517
TOTAL PURCHASED OPTIONS (Cost $24,240,896)			23,216,463

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	390		390
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $990)			990

Total Investments (Cost $24,241,886) - 112.63%			23,217,453
Liabilities in Excess of Other Assets - (12.63)%			(2,604,073)
TOTAL NET ASSETS - 100.00%			$20,613,380

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – MARCH

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	112.63%
Short Term Investments	0.00 (b)
Total Investments	112.63
Liabilities in Excess of Other Assets	(12.63)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	2/26/2021	$3,545.04	64	$(18,639,552)	$(127,640)
SPX S&P 500® Index	2/26/2021	3,430.97	64	(18,639,552)	(295,656)
XSP S&P 500® Mini Index	2/26/2021	354.54	64	(1,863,936)	(12,716)
XSP S&P 500® Mini Index	2/26/2021	343.10	64	(1,863,936)	(29,561)
					(465,573)
Put Options
SPX S&P 500® Index	2/26/2021	2,688.29	64	(18,639,552)	(1,429,025)
SPX S&P 500® Index	2/26/2021	1,772.52	128	(37,279,104)	(512,855)
XSP S&P 500® Mini Index	2/26/2021	268.83	64	(1,863,936)	(142,905)
XSP S&P 500® Mini Index	2/26/2021	177.27	128	(3,727,872)	(51,326)
					(2,136,111)
Total Options Written (Premiums Received $2,329,605)					$(2,601,684)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 120.39% (a)
CALL OPTIONS - 98.18%
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $1,550.70	592	$172,415,856	$79,574,037
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $155.09	22	640,728	295,674
			79,869,711
PUT OPTIONS - 22.21%
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $3,101.40	296	86,207,928	11,967,803
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $2,584.48	296	86,207,928	6,033,085
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $310.18	11	320,364	44,498
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $258.46	11	320,364	22,424
			18,067,810
TOTAL PURCHASED OPTIONS (Cost $91,265,165)......			97,937,521

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $600)			600

Total Investments (Cost $91,265,765) - 120.39%			97,938,121
Liabilities in Excess of Other Assets - (20.39)%			(16,584,865)
TOTAL NET ASSETS - 100.00%			$81,353,256

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – APRIL

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	120.39%
Short Term Investments	0.00 (b)
Total Investments	120.39
Liabilities in Excess of Other Assets	(20.39)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2020	$3,153.05	296	$(86,207,928)	$(4,581,405)
SPX S&P 500® Index	3/31/2020	3,101.40	296	(86,207,928)	(5,266,734)
XSP S&P 500® Mini Index	3/31/2020	315.31	11	(320,364)	(17,023)
XSP S&P 500® Mini Index	3/31/2020	310.18	11	(320,364)	(19,551)
					(9,884,713)
Put Options
SPX S&P 500® Index	3/31/2020	2,351.87	296	(86,207,928)	(4,254,245)
SPX S&P 500® Index	3/31/2020	1,550.70	592	(172,415,856)	(2,405,000)
XSP S&P 500® Mini Index	3/31/2020	235.19	11	(320,364)	(15,810)
XSP S&P 500® Mini Index	3/31/2020	155.09	22	(640,728)	(11,000)
					(6,686,055)
Total Options Written (Premiums Received $13,323,767)					$(16,570,768)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – MAY

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 114.51% (a)
CALL OPTIONS - 80.65%
SPX S&P 500® Index, Expires 04/30/2021, Strike Price $1,746.62	16	$4,659,888	$1,878,976
XSP S&P 500® Mini Index, Expires 04/30/2021, Strike Price $174.68	16	465,984	187,888
			2,066,864
PUT OPTIONS - 33.86%
SPX S&P 500® Index, Expires 04/30/2021, Strike Price $3,493.24	8	2,329,944	529,672
SPX S&P 500® Index, Expires 04/30/2021, Strike Price $2,911.01	8	2,329,944	259,064
XSP S&P 500® Mini Index, Expires 04/30/2021, Strike Price $349.36	8	232,992	52,960
XSP S&P 500® Mini Index, Expires 04/30/2021, Strike Price $291.11	8	232,992	25,904
			867,600
TOTAL PURCHASED OPTIONS (Cost $2,934,614)			2,934,464

Total Investments (Cost $2,934,614) - 114.51%			2,934,464
Liabilities in Excess of Other Assets - (14.51)%			(371,801)
TOTAL NET ASSETS - 100.00%			$2,562,663

Asset Type	% of Net Assets
Purchased Options	114.51%
Total Investments	114.51
Liabilities in Excess of Other Assets	(14.51)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – MAY

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	4/30/2021	$3,493.24	8	$(2,329,944)	$(40,176)
SPX S&P 500® Index	4/30/2021	3,478.65	8	(2,329,944)	(40,224)
XSP S&P 500® Mini Index	4/30/2021	349.36	8	(232,992)	(4,024)
XSP S&P 500® Mini Index	4/30/2021	347.86	8	(232,992)	(4,008)
					(88,432)
Put Options
SPX S&P 500® Index	4/30/2021	2,649.01	8	(2,329,944)	(183,248)
SPX S&P 500® Index	4/30/2021	1,746.62	16	(4,659,888)	(75,280)
XSP S&P 500® Mini Index	4/30/2021	264.90	8	(232,992)	(18,328)
XSP S&P 500® Mini Index	4/30/2021	174.68	16	(465,984)	(7,520)
					(284,376)
Total Options Written (Premiums Received $372,621)					$(372,808)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JUNE

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.42% (a)
CALL OPTIONS - 85.80%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $1,651.26	264	$76,888,152	$32,976,060
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $165.14	396	11,533,104	4,945,834
			37,921,894
PUT OPTIONS - 15.62%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $3,302.52	132	38,444,076	5,311,435
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $2,752.08	132	38,444,076	691,185
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $330.29	198	5,766,552	797,467
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $275.22	198	5,766,552	103,725
			6,903,812
TOTAL PURCHASED OPTIONS (Cost $46,370,165)			44,825,706

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $600)			600

Total Investments (Cost $46,370,765) - 101.42%			44,826,306
Liabilities in Excess of Other Assets - (1.42)%			(627,447)
TOTAL NET ASSETS - 100.00%			$44,198,859

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JUNE

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	101.42%
Short Term Investments	0.00 (b)
Total Investments	101.42
Liabilities in Excess of Other Assets	(1.42)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/29/2020	$3,302.52	132	$(38,444,076)	$(15,802)
SPX S&P 500® Index	5/29/2020	3,204.79	132	(38,444,076)	(41,380)
XSP S&P 500® Mini Index	5/29/2020	330.29	198	(5,766,552)	-
XSP S&P 500® Mini Index	5/29/2020	320.48	198	(5,766,552)	(6,206)
					(63,388)
Put Options
SPX S&P 500® Index	5/29/2020	2,504.38	132	(38,444,076)	(249,423)
SPX S&P 500® Index	5/29/2020	1,651.26	264	(76,888,152)	(21,197)
XSP S&P 500® Mini Index	5/29/2020	250.44	198	(5,766,552)	(37,417)
XSP S&P 500® Mini Index	5/29/2020	165.14	396	(11,533,104)	(3,181)
					(311,218)
Total Options Written (Premiums Received $1,269,119)					$(374,606)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JULY

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 103.03% (a)
CALL OPTIONS - 76.78%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $1,764.82	552	$160,766,136	$62,987,064
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $176.51	58	1,689,192	661,664
			63,648,728
PUT OPTIONS - 26.25%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $3,529.65	276	80,383,068	17,308,788
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $2,941.35	276	80,383,068	4,225,008
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $353.01	29	844,596	182,004
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $294.14	29	844,596	44,399
			21,760,199
TOTAL PURCHASED OPTIONS (Cost $91,517,441)			85,408,927

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	438		438
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,038)			1,038

Total Investments (Cost $91,518,479) - 103.03%			85,409,965
Liabilities in Excess of Other Assets - (3.03)%			(2,514,016)
TOTAL NET ASSETS - 100.00%			$82,895,949

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – JULY

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	103.03%
Short Term Investments	0.00 (b)
Total Investments	103.03
Liabilities in Excess of Other Assets	(3.03)
Net Assets(b)	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2020	$3,529.65	276	$(80,383,068)	$(40,020)
SPX S&P 500® Index	6/30/2020	3,353.13	276	(80,383,068)	(119,784)
XSP S&P 500® Mini Index	6/30/2020	353.01	29	(844,596)	(406)
XSP S&P 500® Mini Index	6/30/2020	335.31	29	(844,596)	(1,247)
					(161,457)
Put Options
SPX S&P 500® Index	6/30/2020	2,676.62	276	(80,383,068)	(2,085,456)
SPX S&P 500® Index	6/30/2020	1,764.82	552	(160,766,136)	(232,944)
XSP S&P 500® Mini Index	6/30/2020	267.66	29	(844,596)	(21,924)
XSP S&P 500® Mini Index	6/30/2020	176.50	58	(1,689,192)	(2,436)
					(2,342,760)
Total Options Written (Premiums Received $2,783,114)					$(2,504,217)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – AUGUST

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.27% (a)
CALL OPTIONS - 75.26%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $1,788.11	200	$58,248,600	$22,288,371
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $178.83	100	2,912,400	1,114,228
			23,402,599
PUT OPTIONS - 30.01%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $3,576.22	100	29,124,300	6,819,274
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $2,980.16	100	29,124,300	2,066,025
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $357.66	50	1,456,200	341,155
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $298.03	50	1,456,200	103,323
			9,329,777
TOTAL PURCHASED OPTIONS (Cost $34,768,691)			32,732,376

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	425		425
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,025)			1,025

Total Investments (Cost $34,769,716) - 105.27%			32,733,401
Liabilities in Excess of Other Assets - (5.27)%			(1,638,272)
TOTAL NET ASSETS - 100.00%			$31,095,129

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – AUGUST

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	105.27%
Short Term Investments	0.00 (b)
Total Investments	105.27
Liabilities in Excess of Other Assets	(5.27)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/31/2020	$3,576.22	100	$(29,124,300)	$(21,324)
SPX S&P 500® Index	7/31/2020	3,385.45	100	(29,124,300)	(81,060)
XSP S&P 500® Mini Index	7/31/2020	357.66	50	(1,456,200)	(1,064)
XSP S&P 500® Mini Index	7/31/2020	338.55	50	(1,456,200)	(4,052)
					(107,500)
Put Options
SPX S&P 500® Index	7/31/2020	2,711.94	100	(29,124,300)	(1,139,483)
SPX S&P 500® Index	7/31/2020	1,788.11	200	(58,248,600)	(179,402)
XSP S&P 500® Mini Index	7/31/2020	271.19	50	(1,456,200)	(56,969)
XSP S&P 500® Mini Index	7/31/2020	178.83	100	(2,912,400)	(8,975)
					(1,384,829)
Total Options Written (Premiums Received $1,157,889)					$(1,492,329)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – SEPTEMBER

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.25% (a)
CALL OPTIONS - 78.64%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $1,755.38	64	$18,639,552	$7,333,795
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $175.56	28	815,472	320,795
			7,654,590
PUT OPTIONS - 28.61%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $3,510.76	32	9,319,776	1,997,520
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $2,925.61	32	9,319,776	670,218
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $351.11	14	407,736	87,437
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $292.57	14	407,736	29,327
			2,784,502
TOTAL PURCHASED OPTIONS (Cost $10,940,114)			10,439,092

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 0.16% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (b)	100		100
First American Government Obligations Fund - Class X, 0.26% (b)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (b)	432		432
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (b)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,032)			1,032

Total Investments (Cost $10,941,146) - 107.26%			10,440,124
Liabilities in Excess of Other Assets - (7.26)%			(706,646)
TOTAL NET ASSETS - 100.00%			$9,733,478

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – SEPTEMBER

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	107.25%
Short Term Investments	0.01
Total Investments	107.26
Liabilities in Excess of Other Assets	(7.26)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	8/31/2020	$3,510.76	32	$(9,319,776)	$(18,615)
SPX S&P 500® Index	8/31/2020	3,337.23	32	(9,319,776)	(65,547)
XSP S&P 500® Mini Index	8/31/2020	351.11	14	(407,736)	(813)
XSP S&P 500® Mini Index	8/31/2020	333.72	14	(407,736)	(2,868)
					(87,843)
Put Options
SPX S&P 500® Index	8/31/2020	2,662.30	32	(9,319,776)	(401,385)
SPX S&P 500® Index	8/31/2020	1,755.38	64	(18,639,552)	(79,055)
XSP S&P 500® Mini Index	8/31/2020	266.23	14	(407,736)	(17,560)
XSP S&P 500® Mini Index	8/31/2020	175.56	28	(815,472)	(3,461)
					(501,461)
Total Options Written (Premiums Received $933,977)					$(589,304)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.53% (a)
CALL OPTIONS - 75.64%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $1,786.06	580	$168,920,940	$64,883,849
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $178.62	12	349,488	134,227
			65,018,076
PUT OPTIONS - 31.89%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $3,572.12	290	84,460,470	19,989,129
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $2,976.74	290	84,460,470	7,362,186
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $357.25	6	174,744	41,380
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $297.68	6	174,744	15,234
			27,407,929
TOTAL PURCHASED OPTIONS (Cost $93,703,532)			92,426,005

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	1,136		1,136
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,736)			1,736

Total Investments (Cost $93,705,268) - 107.53%			92,427,741
Liabilities in Excess of Other Assets - (7.53)%			(6,475,342)
TOTAL NET ASSETS - 100.00%			$85,952,399

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – OCTOBER

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	107.53%
Short Term Investments	0.00 (b)
Total Investments	107.53
Liabilities in Excess of Other Assets	(7.53)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2020	$3,572.12	290	$(84,460,470)	$(174,193)
SPX S&P 500® Index	9/30/2020	3,397.04	290	(84,460,470)	(578,955)
XSP S&P 500® Mini Index	9/30/2020	357.25	6	(174,744)	(360)
XSP S&P 500® Mini Index	9/30/2020	339.70	6	(174,744)	(1,198)
					(754,706)
Put Options
SPX S&P 500® Index	9/30/2020	2,708.82	290	(84,460,470)	(4,590,377)
SPX S&P 500® Index	9/30/2020	1,786.06	580	(168,920,940)	(1,104,435)
XSP S&P 500® Mini Index	9/30/2020	270.88	6	(174,744)	(9,497)
XSP S&P 500® Mini Index	9/30/2020	178.62	12	(349,488)	(2,286)
					(5,706,595)
Total Options Written (Premiums Received $4,009,493)					$(6,461,301)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – NOVEMBER

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.39% (a)
CALL OPTIONS - 73.40%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $1,822.61	188	$54,753,684	$20,448,148
XSP S&P 500® Mini Index, Expires10/30/2020, Strike Price $182.28	94	2,737,656	1,022,243
			21,470,391
PUT OPTIONS - 35.99%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $3,645.22	94	27,376,842	7,172,524
SPX S&P 500® Index, Expires10/30/2020, Strike Price $3,037.66	94	27,376,842	2,853,717
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $364.56	47	1,368,828	358,796
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $303.78	47	1,368,828	142,720
			10,527,757
TOTAL PURCHASED OPTIONS (Cost $33,148,435)			31,998,148

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	434		434
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,034)			1,034

Total Investments (Cost $33,149,469) - 109.39%			31,999,182
Liabilities in Excess of Other Assets - (9.39)%			(2,746,513)
TOTAL NET ASSETS - 100.00%			$29,252,669

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – NOVEMBER

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	109.39%
Short Term Investments	0.00 (b)
Total Investments	109.39
Liabilities in Excess of Other Assets	(9.39)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	10/30/2020	$3,645.22	94	$(27,376,842)	$(53,263)
SPX S&P 500® Index	10/30/2020	3,463.83	94	(27,376,842)	(170,592)
XSP S&P 500® Mini Index	10/30/2020	364.56	47	(1,368,828)	(2,657)
XSP S&P 500® Mini Index	10/30/2020	346.38	47	(1,368,828)	(8,531)
					(235,043)
Put Options
SPX S&P 500® Index	10/30/2020	2,764.26	94	(27,376,842)	(1,847,553)
SPX S&P 500® Index	10/30/2020	1,822.61	188	(54,753,684)	(492,118)
XSP S&P 500® Mini Index	10/30/2020	276.43	47	(1,368,828)	(92,384)
XSP S&P 500® Mini Index	10/30/2020	182.28	94	(2,737,656)	(24,620)
					(2,456,675)
Total Options Written (Premiums Received $1,575,396)					$(2,691,718)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – DECEMBER

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.70% (a)
CALL OPTIONS - 69.28%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $1,884.94	120	$34,949,160	$12,409,798
XSP S&P 500® Mini Index, Expires11/30/2020, Strike Price $188.51	60	1,747,440	620,404
			13,030,202
PUT OPTIONS - 42.42%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $3,769.88	60	17,474,580	5,329,964
SPX S&P 500® Index, Expires11/30/2020, Strike Price $3,141.54	60	17,474,580	2,268,872
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $377.02	30	873,720	266,592
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $314.16	30	873,720	113,454
			7,978,882
TOTAL PURCHASED OPTIONS (Cost $22,089,320)			21,009,084

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	172		172
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $772)			772

Total Investments (Cost $22,090,092) - 111.70%			21,009,856
Liabilities in Excess of Other Assets - (11.70)%			(2,200,494)
TOTAL NET ASSETS - 100.00%			$18,809,362

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® BUFFER ETF – DECEMBER

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	111.70%
Short Term Investments	0.00 (b)
Total Investments	111.70
Liabilities in Excess of Other Assets	(11.70)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	11/30/2020	$3,769.88	60	$(17,474,580)	$(23,201)
SPX S&P 500® Index	11/30/2020	3,560.92	60	(17,474,580)	(84,478)
XSP S&P 500® Mini Index	11/30/2020	377.02	30	(873,720)	(1,158)
XSP S&P 500® Mini Index	11/30/2020	356.09	30	(873,720)	(4,225)
					(113,062)
Put Options
SPX S&P 500® Index	11/30/2020	2,858.79	60	(17,474,580)	(1,488,854)
SPX S&P 500® Index	11/30/2020	1,884.94	120	(34,949,160)	(468,158)
XSP S&P 500® Mini Index	11/30/2020	285.88	30	(873,720)	(74,444)
XSP S&P 500® Mini Index	11/30/2020	188.51	60	(1,747,440)	(23,417)
					(2,054,873)
Total Options Written (Premiums Received $953,358)					$(2,167,935)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 111.41% (a)
CALL OPTIONS - 64.95%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $1,938.16	1,204	$350,656,572	$120,043,616
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $193.82	134	3,902,616	1,338,258
			121,381,874
PUT OPTIONS - 46.46%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,876.31	602	175,328,286	59,447,500
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,230.26	602	175,328,286	26,421,780
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $387.63	67	1,951,308	661,625
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $323.03	67	1,951,308	294,063
			86,824,968
TOTAL PURCHASED OPTIONS (Cost $221,168,836)			208,206,842

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	2,077		2,077
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $2,677)			2,677

Total Investments (Cost $221,171,513) - 111.41%			208,209,519
Liabilities in Excess of Other Assets - (11.41)%			(21,320,992)
TOTAL NET ASSETS - 100.00%			$186,888,527

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	111.41%
Short Term Investments	0.00 (b)
Total Investments	111.41
Liabilities in Excess of Other Assets	(11.41)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2020	$3,876.31	602	$(175,328,286)	$(178,192)
SPX S&P 500® Index	12/31/2020	3,504.83	602	(175,328,286)	(1,594,698)
XSP S&P 500® Mini Index	12/31/2020	387.63	67	(1,951,308)	(1,943)
XSP S&P 500® Mini Index	12/31/2020	350.48	67	(1,951,308)	(17,755)
					(1,792,588)
Put Options
SPX S&P 500® Index	12/31/2020	2,745.72	602	(175,328,286)	(13,279,518)
SPX S&P 500® Index	12/31/2020	1,938.16	1,204	(350,656,572)	(6,046,488)
XSP S&P 500® Mini Index	12/31/2020	274.57	67	(1,951,308)	(147,802)
XSP S&P 500® Mini Index	12/31/2020	193.82	134	(3,902,616)	(67,268)
					(19,541,076)
Total Options Written (Premiums Received $9,046,424)					$(21,333,664)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – FEBRUARY

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.29% (a)
CALL OPTIONS - 65.13%
SPX S&P 500® Index, Expires 01/29/2021, Strike Price $1,935.09	246	$71,645,778	$24,526,576
XSP S&P 500® Mini Index, Expires 01/29/2021, Strike Price $193.51	2,214	64,480,536	22,073,730
			46,600,306
PUT OPTIONS - 47.16%
SPX S&P 500® Index, Expires 01/29/2021, Strike Price $3,870.18	123	35,822,889	12,216,756
SPX S&P 500® Index, Expires 01/29/2021, Strike Price $3,225.15	123	35,822,889	5,541,082
XSP S&P 500® Mini Index, Expires 01/29/2021, Strike Price $387.02	1,107	32,240,268	10,995,298
XSP S&P 500® Mini Index, Expires 01/29/2021, Strike Price $322.52	1,107	32,240,268	4,987,298
			33,740,434
TOTAL PURCHASED OPTIONS (Cost $80,826,913)			80,340,740

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	439		439
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,039)			1,039

Total Investments (Cost $80,827,952) - 112.29%			80,341,779
Liabilities in Excess of Other Assets - (12.29)%			(8,794,001)
TOTAL NET ASSETS - 100.00%			$71,547,778

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – FEBRUARY

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	112.29%
Short Term Investments	0.00 (b)
Total Investments	112.29
Liabilities in Excess of Other Assets	(12.29)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	1/29/2021	$3,870.18	123	$(35,822,889)	$(17,314)
SPX S&P 500® Index	1/29/2021	3,499.61	123	(35,822,889)	(355,652)
XSP S&P 500® Mini Index	1/29/2021	387.02	1,107	(32,240,268)	(15,580)
XSP S&P 500® Mini Index	1/29/2021	349.96	1,107	(32,240,268)	(320,106)
					(708,652)
Put Options
SPX S&P 500® Index	1/29/2021	2,741.38	123	(35,822,889)	(2,835,009)
SPX S&P 500® Index	1/29/2021	1,935.09	246	(71,645,778)	(1,382,142)
XSP S&P 500® Mini Index	1/29/2021	274.14	1,107	(32,240,268)	(2,551,587)
XSP S&P 500® Mini Index	1/29/2021	193.51	2,214	(64,480,536)	(1,243,949)
					(8,012,687)
Total Options Written (Premiums Received $5,900,559)					$(8,721,339)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – MARCH

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.84% (a)
CALL OPTIONS - 78.39%
SPX S&P 500® Index, Expires 02/26/2021, Strike Price $1,772.50	404	$117,662,172	$46,397,784
XSP S&P 500® Mini Index, Expires 02/26/2021, Strike Price $177.24	404	11,766,096	4,639,940
			51,037,724
PUT OPTIONS - 34.45%
SPX S&P 500® Index, Expires 02/26/2021, Strike Price $3,545.01	202	58,831,086	13,916,992
SPX S&P 500® Index, Expires 02/26/2021, Strike Price $2,954.17	202	58,831,086	6,473,898
XSP S&P 500® Mini Index, Expires 02/26/2021, Strike Price $354.49	202	5,883,048	1,391,578
XSP S&P 500® Mini Index, Expires 02/26/2021, Strike Price $295.42	202	5,883,048	647,410
			22,429,878
TOTAL PURCHASED OPTIONS (Cost $74,329,349)			73,467,602

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	461		461
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,061)			1,061

Total Investments (Cost $74,330,410) - 112.84%			73,468,663
Liabilities in Excess of Other Assets - (12.84)%			(8,361,821)
TOTAL NET ASSETS - 100.00%			$65,106,842

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – MARCH

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	112.84%
Short Term Investments	0.00 (b)
Total Investments	112.84
Liabilities in Excess of Other Assets	(12.84)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	2/26/2021	$3,545.01	202	$(58,831,086)	$(582,770)
SPX S&P 500® Index	2/26/2021	3,279.42	202	(58,831,086)	(1,920,414)
XSP S&P 500® Mini Index	2/26/2021	354.49	202	(5,883,048)	(58,378)
XSP S&P 500® Mini Index	2/26/2021	327.94	202	(5,883,048)	(192,102)
					(2,753,664)
Put Options
SPX S&P 500® Index	2/26/2021	2,511.04	202	(58,831,086)	(3,457,230)
SPX S&P 500® Index	2/26/2021	1,772.50	404	(117,662,172)	(1,645,492)
XSP S&P 500® Mini Index	2/26/2021	251.10	202	(5,883,048)	(345,622)
XSP S&P 500® Mini Index	2/26/2021	177.24	404	(11,766,096)	(164,428)
					(5,612,772)
Total Options Written (Premiums Received $8,919,772)					$(8,366,436)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 122.77% (a)
CALL OPTIONS - 100.12%
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $1,550.68	1,768	$514,917,624	$237,650,040
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $155.07	110	3,203,640	1,478,572
			239,128,612
PUT OPTIONS - 22.65%
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $3,101.36	884	257,458,812	35,739,869
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $2,584.47	884	257,458,812	18,017,469
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $310.14	55	1,601,820	222,375
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $258.45	55	1,601,820	112,104
			54,091,817
TOTAL PURCHASED OPTIONS (Cost $271,671,727)			293,220,429

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $600)			600

Total Investments (Cost $271,672,327) - 122.77%			293,221,029
Liabilities in Excess of Other Assets - (22.77)%			(54,382,866)
TOTAL NET ASSETS - 100.00%			$238,838,163

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – APRIL

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	122.77%
Short Term Investments	0.00 (b)
Total Investments	122.77
Liabilities in Excess of Other Assets	(22.77)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2021	$3,101.36	884	$(257,458,812)	$(15,730,773)
SPX S&P 500® Index	3/31/2021	2,982.48	884	(257,458,812)	(21,312,451)
XSP S&P 500® Mini Index	3/31/2021	310.14	55	(1,601,820)	(97,862)
XSP S&P 500® Mini Index	3/31/2021	298.25	55	(1,601,820)	(132,593)
					(37,273,679)
Put Options
SPX S&P 500® Index	3/31/2021	2,196.80	884	(257,458,812)	(9,817,375)
SPX S&P 500® Index	3/31/2021	1,550.68	1,768	(514,917,624)	(7,182,500)
XSP S&P 500® Mini Index	3/31/2021	219.68	55	(1,601,820)	(61,081)
XSP S&P 500® Mini Index	3/31/2021	155.07	110	(3,203,640)	(55,000)
					(17,115,956)
Total Options Written (Premiums Received $41,046,457)					$(54,389,635)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – MAY

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 114.51% (a)
CALL OPTIONS - 80.65%
SPX S&P 500® Index, Expires 4/30/2021, Strike Price $1,746.60	16	$4,659,888	$1,878,976
XSP S&P 500® Mini Index, Expires 4/30/2021, Strike Price $174.06	16	465,984	187,888
			2,066,864
PUT OPTIONS - 33.86%
SPX S&P 500® Index, Expires 4/30/2021, Strike Price $3,493.20	8	2,329,944	529,672
SPX S&P 500® Index, Expires 4/30/2021, Strike Price $2,911.00	8	2,329,944	259,064
XSP S&P 500® Mini Index, Expires 4/30/2021, Strike Price $349.32	8	232,992	52,960
XSP S&P 500® Mini Index, Expires 4/30/2021, Strike Price $291.10	8	232,992	25,904
			867,600
TOTAL PURCHASED OPTIONS (Cost $2,934,614)			2,934,464

Total Investments (Cost $2,934,614) - 114.51%			2,934,464
Liabilities in Excess of Other Assets - (14.51)%			(371,801)
TOTAL NET ASSETS - 100.00%			$2,562,663

Asset Type	% of Net Assets
Purchased Options	114.51%
Total Investments	114.51
Liabilities in Excess of Other Assets	(14.51)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – MAY

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	4/30/2021	$3,493.20	8	$(2,329,944)	$(40,176)
SPX S&P 500® Index	4/30/2021	3,304.57	8	(2,329,944)	(80,336)
XSP S&P 500® Mini Index	4/30/2021	349.32	8	(232,992)	(4,024)
XSP S&P 500® Mini Index	4/30/2021	330.46	8	(232,992)	(8,016)
					(132,552)
Put Options
SPX S&P 500® Index	4/30/2021	2,474.35	8	(2,329,944)	(143,128)
SPX S&P 500® Index	4/30/2021	1,746.60	16	(4,659,888)	(75,280)
XSP S&P 500® Mini Index	4/30/2021	247.44	8	(232,992)	(14,320)
XSP S&P 500® Mini Index	4/30/2021	174.66	16	(465,984)	(7,520)
					(240,248)
Total Options Written (Premiums Received $372,613)					$(372,800)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JUNE

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.86% (a)
CALL OPTIONS - 86.18%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $1,651.24	476	$138,631,668	$59,457,821
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $165.12	714	20,794,536	8,918,970
			68,376,791
PUT OPTIONS - 15.68%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $3,302.48	238	69,315,834	9,575,726
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $2,752.07	238	69,315,834	1,246,180
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $330.25	357	10,397,268	1,436,430
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $275.21	357	10,397,268	186,948
			12,445,284
TOTAL PURCHASED OPTIONS (Cost $84,904,597)			80,822,075

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	413		413
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,013)			1,013

Total Investments (Cost $84,905,610) - 101.86%			80,823,088
Liabilities in Excess of Other Assets - (1.86)%			(1,476,879)
TOTAL NET ASSETS - 100.00%			$79,346,209

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JUNE

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	101.86%
Short Term Investments	0.00 (b)
Total Investments	101.86
Liabilities in Excess of Other Assets	(1.86)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/29/2020	$3,302.48	238	$(69,315,834)	$(28,502)
SPX S&P 500® Index	5/29/2020	3,041.59	238	(69,315,834)	(613,139)
XSP S&P 500® Mini Index	5/29/2020	330.25	357	(10,397,268)	-
XSP S&P 500® Mini Index	5/29/2020	304.16	357	(10,397,268)	(91,960)
					(733,601)
Put Options
SPX S&P 500® Index	5/29/2020	2,339.26	238	(69,315,834)	(218,253)
SPX S&P 500® Index	5/29/2020	1,651.24	476	(138,631,668)	(38,217)
XSP S&P 500® Mini Index	5/29/2020	233.93	357	(10,397,268)	(32,744)
XSP S&P 500® Mini Index	5/29/2020	165.12	714	(20,794,536)	(5,732)
					(294,946)
Total Options Written (Premiums Received $6,566,751)					$(1,028,547)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.31% (a)
CALL OPTIONS - 76.23%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $1,764.80	1,046	$304,640,178	$119,414,498
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $176.48	70	2,038,680	799,120
			120,213,618
PUT OPTIONS - 26.08%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $3,529.61	523	152,320,089	32,825,049
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $2,941.34	523	152,320,089	8,034,326
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $352.96	35	1,019,340	219,660
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $294.13	35	1,019,340	53,760
			41,132,795
TOTAL PURCHASED OPTIONS (Cost $169,089,049)			161,346,413

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	546		546
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,146)			1,146

Total Investments (Cost $169,090,195) - 102.31%			161,347,559
Liabilities in Excess of Other Assets - (2.31)%			(3,648,602)
TOTAL NET ASSETS - 100.00%			$157,698,957

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – JULY

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	102.31%
Short Term Investments	0.00 (b)
Total Investments	102.31
Liabilities in Excess of Other Assets	(2.31)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2020	$3,529.61	523	$(152,320,089)	$(47,593)
SPX S&P 500® Index	6/30/2020	3,202.53	523	(152,320,089)	(845,168)
XSP S&P 500® Mini Index	6/30/2020	352.96	35	(1,019,340)	(315)
XSP S&P 500® Mini Index	6/30/2020	320.25	35	(1,019,340)	(5,670)
					(898,746)
Put Options
SPX S&P 500® Index	6/30/2020	2,500.14	523	(152,320,089)	(2,358,207)
SPX S&P 500® Index	6/30/2020	1,764.80	1,046	(304,640,178)	(384,928)
XSP S&P 500® Mini Index	6/30/2020	250.01	35	(1,019,340)	(15,785)
XSP S&P 500® Mini Index	6/30/2020	176.48	70	(2,038,680)	(2,590)
					(2,761,510)
Total Options Written (Premiums Received $12,207,498)					$(3,660,256)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – AUGUST

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.64% (a)
CALL OPTIONS - 73.39%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $1,788.09	310	$90,285,330	$34,547,596
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $178.81	158	4,601,592	1,760,797
			36,308,393
PUT OPTIONS - 29.25%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $3,576.18	155	45,142,665	10,569,253
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $2,980.15	155	45,142,665	3,202,288
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $357.62	79	2,300,796	538,707
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $298.02	79	2,300,796	163,226
			14,473,474
TOTAL PURCHASED OPTIONS (Cost $56,624,327)			50,781,867

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	489		489
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,089)			1,089

Total Investments (Cost $56,625,416) - 102.64%			50,782,956
Liabilities in Excess of Other Assets - (2.64)%			(1,306,565)
TOTAL NET ASSETS - 100.00%			$49,476,391

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – AUGUST

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	102.64%
Short Term Investments	0.00 (b)
Total Investments	102.64
Liabilities in Excess of Other Assets	(2.64)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/31/2020	$3,576.18	155	$(45,142,665)	$(33,061)
SPX S&P 500® Index	7/31/2020	3,247.77	155	(45,142,665)	(361,684)
XSP S&P 500® Mini Index	7/31/2020	357.62	79	(2,300,796)	(1,685)
XSP S&P 500® Mini Index	7/31/2020	324.78	79	(2,300,796)	(18,431)
					(414,861)
Put Options
SPX S&P 500® Index	7/31/2020	2,533.13	155	(45,142,665)	(1,171,127)
SPX S&P 500® Index	7/31/2020	1,788.09	310	(90,285,330)	(278,056)
XSP S&P 500® Mini Index	7/31/2020	253.31	79	(2,300,796)	(59,686)
XSP S&P 500® Mini Index	7/31/2020	178.81	158	(4,601,592)	(14,172)
					(1,523,041)
Total Options Written (Premiums Received $1,399,757)					$(1,937,902)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – SEPTEMBER

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.01% (a)
CALL OPTIONS - 77.74%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $1,755.36	188	$54,753,684	$21,543,380
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $175.54	94	2,737,656	1,077,133
			22,620,513
PUT OPTIONS - 28.27%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $3,510.72	94	27,376,842	5,867,356
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $2,925.60	94	27,376,842	1,968,728
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $351.07	47	1,368,828	293,359
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $292.56	47	1,368,828	98,437
			8,227,880
TOTAL PURCHASED OPTIONS (Cost $31,988,369)			30,848,393

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $600)			600

Total Investments (Cost $31,988,969) - 106.01%			30,848,993
Liabilities in Excess of Other Assets - (6.01)%			(1,750,512)
TOTAL NET ASSETS - 100.00%			$29,098,481

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – SEPTEMBER

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	106.01%
Short Term Investments	0.00 (b)
Total Investments	106.01
Liabilities in Excess of Other Assets	(6.01)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	8/31/2020	$3,510.72	94	$(27,376,842)	$(54,695)
SPX S&P 500® Index	8/31/2020	3,200.31	94	(27,376,842)	(458,306)
XSP S&P 500® Mini Index	8/31/2020	351.07	47	(1,368,828)	(2,735)
XSP S&P 500® Mini Index	8/31/2020	320.03	47	(1,368,828)	(22,917)
					(538,653)
Put Options
SPX S&P 500® Index	8/31/2020	2,486.76	94	(27,376,842)	(820,736)
SPX S&P 500® Index	8/31/2020	1,755.36	188	(54,753,684)	(232,210)
XSP S&P 500® Mini Index	8/31/2020	248.68	47	(1,368,828)	(41,040)
XSP S&P 500® Mini Index	8/31/2020	175.54	94	(2,737,656)	(11,612)
					(1,105,598)
Total Options Written (Premiums Received $1,877,425)					$(1,644,251)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.97% (a)
CALL OPTIONS - 75.25%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $1,786.04	1,524	$443,854,332	$170,490,787
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $178.60	14	407,736	156,624
			170,647,411
PUT OPTIONS - 31.72%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $3,572.08	762	221,927,166	52,520,127
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $2,976.73	762	221,927,166	19,344,394
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $357.21	7	203,868	48,248
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $297.67	7	203,868	17,769
			71,930,538
TOTAL PURCHASED OPTIONS (Cost $242,521,901)			242,577,949

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	510		510
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,110)			1,110

Total Investments (Cost $242,523,011) - 106.97%			242,579,059
Liabilities in Excess of Other Assets - (6.97)%			(15,800,963)
TOTAL NET ASSETS - 100.00%			$226,778,096

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – OCTOBER

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	106.97%
Short Term Investments	0.00 (b)
Total Investments	106.97
Liabilities in Excess of Other Assets	(6.97)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2020	$3,572.08	762	$(221,927,166)	$(457,818)
SPX S&P 500® Index	9/30/2020	3,250.59	762	(221,927,166)	(3,751,835)
XSP S&P 500® Mini Index	9/30/2020	357.21	7	(203,868)	(421)
XSP S&P 500® Mini Index	9/30/2020	325.06	7	(203,868)	(3,446)
					(4,213,520)
Put Options
SPX S&P 500® Index	9/30/2020	2,530.22	762	(221,927,166)	(8,667,718)
SPX S&P 500® Index	9/30/2020	1,786.04	1,524	(443,854,332)	(2,901,834)
XSP S&P 500® Mini Index	9/30/2020	253.02	7	(203,868)	(7,962)
XSP S&P 500® Mini Index	9/30/2020	178.60	14	(407,736)	(2,665)
					(11,580,179)
Total Options Written (Premiums Received $13,356,595)					$(15,793,699)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – NOVEMBER

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 108.70% (a)
CALL OPTIONS - 73.36%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $1,822.59	280	$81,548,040	$30,727,200
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $182.26	140	4,077,360	1,533,560
			32,260,760
PUT OPTIONS - 35.34%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $3,645.18	140	40,774,020	10,585,540
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $3,037.65	140	40,774,020	4,213,020
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $364.52	70	2,038,680	529,270
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $303.77	70	2,038,680	210,700
			15,538,530
TOTAL PURCHASED OPTIONS (Cost $47,903,505)			47,799,290

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	451		451
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,051)			1,051

Total Investments (Cost $47,904,556) - 108.70%			47,800,341
Liabilities in Excess of Other Assets - (8.70)%			(3,827,114)
TOTAL NET ASSETS - 100.00%			$43,973,227

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – NOVEMBER

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	108.70%
Short Term Investments	0.00 (b)
Total Investments	108.70
Liabilities in Excess of Other Assets	(8.70)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	10/30/2020	$3,645.18	140	$(40,774,020)	$(83,580)
SPX S&P 500® Index	10/30/2020	3,303.44	140	(40,774,020)	(693,280)
XSP S&P 500® Mini Index	10/30/2020	365.52	70	(2,038,680)	(4,200)
XSP S&P 500® Mini Index	10/30/2020	330.34	70	(2,038,680)	(34,650)
					(815,710)
Put Options
SPX S&P 500® Index	10/30/2020	2,582.00	140	(40,774,020)	(2,009,000)
SPX S&P 500® Index	10/30/2020	1,822.59	280	(81,548,040)	(744,520)
XSP S&P 500® Mini Index	10/30/2020	258.20	70	(2,038,680)	(100,450)
XSP S&P 500® Mini Index	10/30/2020	182.26	140	(4,077,360)	(37,240)
					(2,891,210)
Total Options Written (Premiums Received $2,394,389)					$(3,706,920)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – DECEMBER

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 110.12% (a)
CALL OPTIONS - 68.30%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $1,884.92	240	$69,898,320	$24,820,025
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $188.49	120	3,494,880	1,241,023
			26,061,048
PUT OPTIONS - 41.82%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $3,769.84	120	34,949,160	10,659,456
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $3,141.53	120	34,949,160	4,537,678
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $376.98	60	1,747,440	532,949
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $314.15	60	1,747,440	226,874
			15,956,957
TOTAL PURCHASED OPTIONS (Cost $44,082,792)			42,018,005

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	432		432
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,032)			1,032

Total Investments (Cost $44,083,824) - 110.12%			42,019,037
Liabilities in Excess of Other Assets - (10.12)%			(3,862,392)
TOTAL NET ASSETS - 100.00%			$38,156,645

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® POWER BUFFER ETF – DECEMBER

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	110.12%
Short Term Investments	0.00 (b)
Total Investments	110.12
Liabilities in Excess of Other Assets	(10.12)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	11/30/2020	$3,769.84	120	$(34,949,160)	$(46,413)
SPX S&P 500® Index	11/30/2020	3,412.80	120	(34,949,160)	(400,363)
XSP S&P 500® Mini Index	11/30/2020	376.98	60	(1,747,440)	(2,321)
XSP S&P 500® Mini Index	11/30/2020	341.28	60	(1,747,440)	(20,018)
					(469,115)
Put Options
SPX S&P 500® Index	11/30/2020	2,670.30	120	(34,949,160)	(2,231,979)
SPX S&P 500® Index	11/30/2020	1,884.92	240	(69,898,320)	(936,268)
XSP S&P 500® Mini Index	11/30/2020	267.03	60	(1,747,440)	(111,599)
XSP S&P 500® Mini Index	11/30/2020	188.49	120	(3,494,880)	(46,811)
					(3,326,657)
Total Options Written (Premiums Received $1,800,853)					$(3,795,772)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.62% (a)
CALL OPTIONS - 63.82%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $1,938.17	708	$206,200,044	$70,554,324
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $193.83	196	5,708,304	1,950,200
			72,504,524
PUT OPTIONS - 42.80%
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,876.33	354	103,100,022	34,857,672
SPX S&P 500® Index, Expires 12/31/2020, Strike Price $3,068.75	354	103,100,022	12,447,702
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $387.65	98	2,854,152	967,162
XSP S&P 500® Mini Index, Expires 12/31/2020, Strike Price $306.87	98	2,854,152	345,646
			48,618,182
TOTAL PURCHASED OPTIONS (Cost $127,273,856)			121,122,706

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	827		827
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,427)			1,427

Total Investments (Cost $127,275,283) - 106.62%			121,124,133
Liabilities in Excess of Other Assets - (6.62)%			(7,515,885)
TOTAL NET ASSETS - 100.00%			$113,608,248

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JANUARY

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	106.62%
Short Term Investments	0.00 (b)
Total Investments	106.62
Liabilities in Excess of Other Assets	(6.62)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	12/31/2020	$3,876.33	354	$(103,100,022)	$(96,642)
SPX S&P 500® Index	12/31/2020	3,478.99	354	(103,100,022)	(1,048,548)
XSP S&P 500® Mini Index	12/31/2020	387.65	98	(2,854,152)	(2,548)
XSP S&P 500® Mini Index	12/31/2020	347.90	98	(2,854,152)	(28,714)
					(1,176,452)
Put Options
SPX S&P 500® Index	12/31/2020	2,099.67	354	(103,100,022)	(2,571,102)
SPX S&P 500® Index	12/31/2020	1,938.17	708	(206,200,044)	(3,581,064)
XSP S&P 500® Mini Index	12/31/2020	209.97	98	(2,854,152)	(71,736)
XSP S&P 500® Mini Index	12/31/2020	193.83	196	(5,708,304)	(100,744)
					(6,324,646)
Total Options Written (Premiums Received $4,889,617)					$(7,501,098)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – FEBRUARY

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 107.43% (a)
CALL OPTIONS - 64.34%
SPX S&P 500® Index, Expires 1/29/2021, Strike Price $1,935.10	110	$32,036,730	$11,047,410
XSP S&P 500® Mini Index, Expires 1/29/2021, Strike Price $193.52	990	28,832,760	9,941,580
			20,988,990
PUT OPTIONS - 43.09%
SPX S&P 500® Index, Expires 1/29/2021, Strike Price $3,870.20	55	16,018,365	5,417,500
SPX S&P 500® Index, Expires 1/29/2021, Strike Price $3,063.89	55	16,018,365	1,981,595
XSP S&P 500® Mini Index, Expires 1/29/2021, Strike Price $387.04	495	14,416,380	4,876,740
XSP S&P 500® Mini Index, Expires 1/29/2021, Strike Price $306.39	495	14,416,380	1,783,485
			14,059,320
TOTAL PURCHASED OPTIONS (Cost $37,305,789)			35,048,310

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	421		421
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,021)			1,021

Total Investments (Cost $37,306,810) - 107.43%			35,049,331
Liabilities in Excess of Other Assets - (7.43)%			(2,423,117)
TOTAL NET ASSETS - 100.00%			$32,626,214

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – FEBRUARY

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	107.43%
Short Term Investments	0.00 (b)
Total Investments	107.43
Liabilities in Excess of Other Assets	(7.43)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	1/29/2021	$3,870.20	55	$(16,018,365)	$(22,000)
SPX S&P 500® Index	1/29/2021	3,469.94	55	(16,018,365)	(203,060)
XSP S&P 500® Mini Index	1/29/2021	387.04	495	(14,416,380)	(19,800)
XSP S&P 500® Mini Index	1/29/2021	346.99	495	(14,416,380)	(182,655)
					(427,515)
Put Options
SPX S&P 500® Index	1/29/2021	2,096.35	55	(16,018,365)	(427,570)
SPX S&P 500® Index	1/29/2021	1,935.10	110	(32,036,730)	(602,470)
XSP S&P 500® Mini Index	1/29/2021	209.63	495	(14,416,380)	(384,615)
XSP S&P 500® Mini Index	1/29/2021	193.52	990	(28,832,760)	(542,520)
					(1,957,175)
Total Options Written (Premiums Received $2,377,728)					$(2,384,690)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MARCH

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 109.80% (a)
CALL OPTIONS - 77.39%
SPX S&P 500® Index, Expires 02/26/2021, Strike Price $1,772.51	188	$54,753,684	$21,465,489
XSP S&P 500® Mini Index, Expires 02/26/2021, Strike Price $177.26	188	5,475,312	2,146,396
			23,611,885
PUT OPTIONS - 32.41%
SPX S&P 500® Index, Expires 02/26/2021, Strike Price $3,545.02	94	27,376,842	6,515,821
SPX S&P 500® Index, Expires 02/26/2021, Strike Price $2,806.46	94	27,376,842	2,473,046
XSP S&P 500® Mini Index, Expires 02/26/2021, Strike Price $354.52	94	2,737,656	651,727
XSP S&P 500® Mini Index, Expires02/26/2021, Strike Price $280.65	94	2,737,656	247,319
			9,887,913
TOTAL PURCHASED OPTIONS (Cost $35,689,068)			33,499,798

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $600)			600

Total Investments (Cost $35,689,668) - 109.80%			33,500,398
Liabilities in Excess of Other Assets - (9.80)%			(2,989,989)
TOTAL NET ASSETS - 100.00%			$30,510,409

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MARCH

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	109.80%
Short Term Investments	0.00 (b)
Total Investments	109.80
Liabilities in Excess of Other Assets	(9.80)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	2/26/2021	$3,545.02	94	$(27,376,842)	$(187,509)
SPX S&P 500® Index	2/26/2021	3,189.32	94	(27,376,842)	(1,213,804)
XSP S&P 500® Mini Index	2/26/2021	354.52	94	(2,737,656)	(18,716)
XSP S&P 500® Mini Index	2/26/2021	318.93	94	(2,737,656)	(121,388)
					(1,541,417)
Put Options
SPX S&P 500® Index	2/26/2021	1,920.21	94	(27,376,842)	(564,704)
SPX S&P 500® Index	2/26/2021	1,772.51	188	(54,753,684)	(753,224)
XSP S&P 500® Mini Index	2/26/2021	192.02	94	(2,737,656)	(56,468)
XSP S&P 500® Mini Index	2/26/2021	177.26	188	(5,475,312)	(75,352)
					(1,449,748)
Total Options Written (Premiums Received $4,452,025)					$(2,991,165)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 124.13% (a)
CALL OPTIONS - 102.32%
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $1,550.69	354	$103,100,022	$47,583,450
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $155.08	108	3,145,392	1,451,589
			49,035,039
PUT OPTIONS - 21.81%
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $3,101.38	177	51,550,011	7,156,241
SPX S&P 500® Index, Expires 3/31/2021, Strike Price $2,455.25	177	51,550,011	2,987,299
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $310.16	54	1,572,696	218,387
XSP S&P 500® Mini Index, Expires 3/31/2021, Strike Price $245.52	54	1,572,696	91,131
			10,453,058
TOTAL PURCHASED OPTIONS (Cost $54,869,778)			59,488,097

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 0.16% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (b)	100		100
First American Government Obligations Fund - Class X, 0.26% (b)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (b)	2,765		2,765
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (b)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $3,365)			3,365

Total Investments (Cost $54,873,143) - 124.14%			59,491,462
Liabilities in Excess of Other Assets - (24.14)%			(11,569,807)
TOTAL NET ASSETS - 100.00%			$47,921,655

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – APRIL

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	124.13%
Short Term Investments	0.01
Total Investments	124.14
Liabilities in Excess of Other Assets	(24.14)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	3/31/2021	$3,101.38	177	$(51,550,011)	$(3,149,539)
SPX S&P 500® Index	3/31/2021	2,837.75	177	(51,550,011)	(5,738,600)
XSP S&P 500® Mini Index	3/31/2021	310.16	54	(1,572,696)	(96,029)
XSP S&P 500® Mini Index	3/31/2021	283.77	54	(1,572,696)	(175,093)
					(9,159,261)
Put Options
SPX S&P 500® Index	3/31/2021	1,679.91	177	(51,550,011)	(884,377)
SPX S&P 500® Index	3/31/2021	1,550.69	354	(103,100,022)	(1,438,125)
XSP S&P 500® Mini Index	3/31/2021	167.99	54	(1,572,696)	(26,981)
XSP S&P 500® Mini Index	3/31/2021	155.08	108	(3,145,392)	(54,000)
					(2,403,483)
Total Options Written (Premiums Received $7,705,894)					$(11,562,744)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MAY

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 112.59% (a)
CALL OPTIONS - 80.65%
SPX S&P 500® Index, Expires 4/30/2021, Strike Price $1,746.61	16	$4,659,888	$1,878,976
XSP S&P 500® Mini Index, Expires 4/30/2021, Strike Price $174.67	16	465,984	187,888
			2,066,864
PUT OPTIONS - 31.94%
SPX S&P 500® Index, Expires 4/30/2021, Strike Price $3,493.22	8	2,329,944	529,672
SPX S&P 500® Index, Expires 4/30/2021, Strike Price $2,765.45	8	2,329,944	214,400
XSP S&P 500® Mini Index, Expires 4/30/2021, Strike Price $349.34	8	232,992	52,960
XSP S&P 500® Mini Index, Expires 4/30/2021, Strike Price $276.55	8	232,992	21,440
			818,472
TOTAL PURCHASED OPTIONS (Cost $2,885,486)			2,885,336

Total Investments (Cost $2,885,486) - 112.59%			2,885,336
Liabilities in Excess of Other Assets - (12.59)%			(322,673)
TOTAL NET ASSETS - 100.00%			$2,562,663

Asset Type	% of Net Assets
Purchased Options	112.59%
Total Investments	112.59
Liabilities in Excess of Other Assets	(12.59)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – MAY

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	4/30/2021	$3,493.22	8	$(2,329,944)	$(40,176)
SPX S&P 500® Index	4/30/2021	3,160.47	8	(2,329,944)	(126,696)
XSP S&P 500® Mini Index	4/30/2021	349.34	8	(232,992)	(4,024)
XSP S&P 500® Mini Index	4/30/2021	316.05	8	(232,992)	(12,664)
					(183,560)
Put Options
SPX S&P 500® Index	4/30/2021	1,892.15	8	(2,329,944)	(52,104)
SPX S&P 500® Index	4/30/2021	1,746.61	16	(4,659,888)	(75,280)
XSP S&P 500® Mini Index	4/30/2021	189.22	8	(232,992)	(5,208)
XSP S&P 500® Mini Index	4/30/2021	174.67	16	(465,984)	(7,520)
					(140,112)
Total Options Written (Premiums Received $323,485)					$(323,672)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.11% (a)
CALL OPTIONS - 86.33%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $1,651.25	276	$80,383,068	$34,608,192
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $165.13	276	8,038,224	3,454,416
			38,062,608
PUT OPTIONS - 14.78%
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $3,302.50	138	40,191,534	5,488,398
SPX S&P 500® Index, Expires 5/29/2020, Strike Price $2,614.47	138	40,191,534	432,078
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $330.27	138	4,019,112	552,000
XSP S&P 500® Mini Index, Expires 5/29/2020, Strike Price $261.45	138	4,019,112	44,022
			6,516,498
TOTAL PURCHASED OPTIONS (Cost $44,897,217)			44,579,106

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $600)			600

Total Investments (Cost $44,897,817) - 101.11%			44,579,706
Liabilities in Excess of Other Assets - (1.11) %			(491,156)
TOTAL NET ASSETS - 100.00%			$44,088,550

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JUNE

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	101.11%
Short Term Investments	0.00 (b)
Total Investments	101.11
Liabilities in Excess of Other Assets	(1.11)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	5/29/2020	$3,302.50	138	$(40,191,534)	$(15,180)
SPX S&P 500® Index	5/29/2020	3,034.43	138	(40,191,534)	(412,344)
XSP S&P 500® Mini Index	5/29/2020	330.27	138	(4,019,112)	(1,242)
XSP S&P 500® Mini Index	5/29/2020	303.44	138	(4,019,112)	(38,088)
					(466,854)
Put Options
SPX S&P 500® Index	5/29/2020	1,788.85	138	(40,191,534)	(10,488)
SPX S&P 500® Index	5/29/2020	1,651.25	276	(80,383,068)	(11,316)
XSP S&P 500® Mini Index	5/29/2020	178.88	138	(4,019,112)	(1,104)
XSP S&P 500® Mini Index	5/29/2020	165.13	276	(8,038,224)	(1,104)
					(24,012)
Total Options Written (Premiums Received $1,287,225)					$(490,866)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 101.13% (a)
CALL OPTIONS - 76.30%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $1,764.81	678	$197,462,754	$76,921,742
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $176.49	130	3,786,120	1,474,786
			78,396,528
PUT OPTIONS - 24.83%
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $3,529.63	339	98,731,377	21,495,509
SPX S&P 500® Index, Expires 6/30/2020, Strike Price $2,794.27	339	98,731,377	3,541,149
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $352.98	65	1,893,060	412,264
XSP S&P 500® Mini Index, Expires 6/30/2020, Strike Price $279.43	65	1,893,060	67,905
			25,516,827
TOTAL PURCHASED OPTIONS (Cost $103,298,631)			103,913,355

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $600)			600

Total Investments (Cost $103,299,231) - 101.13%			103,913,955
Liabilities in Excess of Other Assets - (1.13)%			(1,165,958)
TOTAL NET ASSETS - 100.00%			$102,747,997

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – JULY

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	101.13%
Short Term Investments	0.00 (b)
Total Investments	101.13
Liabilities in Excess of Other Assets	(1.13)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	6/30/2020	$3,529.63	339	$(98,731,377)	$(39,962)
SPX S&P 500® Index	6/30/2020	3,189.88	339	(98,731,377)	(614,336)
XSP S&P 500® Mini Index	6/30/2020	352.98	65	(1,893,060)	(765)
XSP S&P 500® Mini Index	6/30/2020	318.99	65	(1,893,060)	(11,777)
					(666,840)
Put Options
SPX S&P 500® Index	6/30/2020	1,911.87	339	(98,731,377)	(218,764)
SPX S&P 500® Index	6/30/2020	1,764.81	678	(197,462,754)	(274,756)
XSP S&P 500® Mini Index	6/30/2020	191.19	65	(1,893,060)	(4,195)
XSP S&P 500® Mini Index	6/30/2020	176.49	130	(3,786,120)	(5,270)
					(502,985)
Total Options Written (Premiums Received $6,405,151)					$(1,169,825)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – AUGUST

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 102.74% (a)
CALL OPTIONS - 74.85%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $1,788.10	276	$80,383,068	$30,758,228
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $178.82	126	3,669,624	1,404,054
			32,162,282
PUT OPTIONS - 27.89%
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $3,576.20	138	40,191,534	9,410,321
SPX S&P 500® Index, Expires 7/31/2020, Strike Price $2,831.14	138	40,191,534	2,048,193
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $357.64	63	1,834,812	429,728
XSP S&P 500® Mini Index, Expires 7/31/2020, Strike Price $283.11	63	1,834,812	93,496
			11,981,738
TOTAL PURCHASED OPTIONS (Cost $45,486,363)			44,144,020

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	488		488
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,088)			1,088

Total Investments (Cost $45,487,451) - 102.74%			44,145,108
Liabilities in Excess of Other Assets - (2.74)%			(1,176,214)
TOTAL NET ASSETS - 100.00%			$42,968,894

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – AUGUST

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	102.74%
Short Term Investments	0.00 (b)
Total Investments	102.74
Liabilities in Excess of Other Assets	(2.74)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	7/31/2020	$3,576.20	138	$(40,191,534)	$(29,432)
SPX S&P 500® Index	7/31/2020	3,246.28	138	(40,191,534)	(325,612)
XSP S&P 500® Mini Index	7/31/2020	357.64	63	(1,834,812)	(1,342)
XSP S&P 500® Mini Index	7/31/2020	324.63	63	(1,834,812)	(14,862)
					(371,248)
Put Options
SPX S&P 500® Index	7/31/2020	1,937.10	138	(40,191,534)	(195,518)
SPX S&P 500® Index	7/31/2020	1,788.10	276	(80,383,068)	(247,567)
XSP S&P 500® Mini Index	7/31/2020	193.71	63	(1,834,812)	(8,926)
XSP S&P 500® Mini Index	7/31/2020	178.82	126	(3,669,624)	(11,305)
					(463,316)
Total Options Written (Premiums Received $2,282,548)					$(834,564)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – SEPTEMBER

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.44% (a)
CALL OPTIONS - 77.87%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $1,755.37	88	$25,629,384	$10,084,052
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $175.55	42	1,223,208	481,232
			10,565,284
PUT OPTIONS - 26.57%
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $3,510.74	44	12,814,692	2,746,506
SPX S&P 500® Index, Expires 8/31/2020, Strike Price $2,779.32	44	12,814,692	694,935
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $351.09	21	611,604	131,115
XSP S&P 500® Mini Index, Expires 8/31/2020, Strike Price $277.93	21	611,604	33,166
			3,605,722
TOTAL PURCHASED OPTIONS (Cost $14,229,346)			14,171,006

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $600)			600

Total Investments (Cost $14,229,946) - 104.44%			14,171,606
Liabilities in Excess of Other Assets - (4.44)%			(603,239)
TOTAL NET ASSETS - 100.00%			$13,568,367

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – SEPTEMBER

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	104.44%
Short Term Investments	0.00 (b)
Total Investments	104.44
Liabilities in Excess of Other Assets	(4.44)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	8/31/2020	$3,510.74	44	$(12,814,692)	$(25,598)
SPX S&P 500® Index	8/31/2020	3,161.40	44	(12,814,692)	(269,566)
XSP S&P 500® Mini Index	8/31/2020	351.09	21	(611,604)	(1,220)
XSP S&P 500® Mini Index	8/31/2020	316.14	21	(611,604)	(12,866)
					(309,250)
Put Options
SPX S&P 500® Index	8/31/2020	1,901.64	44	(12,814,692)	(84,441)
SPX S&P 500® Index	8/31/2020	1,755.37	88	(25,629,384)	(108,697)
XSP S&P 500® Mini Index	8/31/2020	190.16	21	(611,604)	(4,029)
XSP S&P 500® Mini Index	8/31/2020	175.55	42	(1,223,208)	(5,190)
					(202,357)
Total Options Written (Premiums Received $719,994)					$(511,607)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 104.53% (a)
CALL OPTIONS - 75.18%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $1,786.05	932	$271,438,476	$104,696,220
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $178.61	20	582,480	225,040
			104,921,260
PUT OPTIONS - 29.35%
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $3,572.10	466	135,719,238	31,802,636
SPX S&P 500® Index, Expires 9/30/2020, Strike Price $2,827.89	466	135,719,238	9,078,612
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $357.23	10	291,240	68,260
XSP S&P 500® Mini Index, Expires 9/30/2020, Strike Price $282.79	10	291,240	19,480
			40,968,988
TOTAL PURCHASED OPTIONS (Cost $156,580,623)			145,890,248

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	57		57
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $657)			657

Total Investments (Cost $156,581,280) - 104.53%			145,890,905
Liabilities in Excess of Other Assets - (4.53)%			(6,327,790)
TOTAL NET ASSETS - 100.00%			$139,563,115

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – OCTOBER

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	104.53%
Short Term Investments	0.00 (b)
Total Investments	104.53
Liabilities in Excess of Other Assets	(4.53)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	9/30/2020	$3,572.10	466	$(135,719,238)	$(287,056)
SPX S&P 500® Index	9/30/2020	3,205.94	466	(135,719,238)	(3,018,282)
XSP S&P 500® Mini Index	9/30/2020	357.23	10	(291,240)	(620)
XSP S&P 500® Mini Index	9/30/2020	320.59	10	(291,240)	(6,480)
					(3,312,438)
Put Options
SPX S&P 500® Index	9/30/2020	1,934.87	466	(135,719,238)	(1,308,062)
SPX S&P 500® Index	9/30/2020	1,786.05	932	(271,438,476)	(1,713,948)
XSP S&P 500® Mini Index	9/30/2020	193.49	10	(291,240)	(2,810)
XSP S&P 500® Mini Index	9/30/2020	178.61	20	(582,480)	(3,680)
					(3,028,500)
Total Options Written (Premiums Received $7,425,066)					$(6,340,938)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – NOVEMBER

Schedule of Investments

April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 105.33% (a)
CALL OPTIONS - 72.11%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $1,822.60	68	$19,804,524	$7,396,201
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $182.27	34	990,216	369,779
			7,765,980
PUT OPTIONS - 32.22%
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $3,645.20	34	9,902,262	2,594,252
SPX S&P 500® Index, Expires 10/30/2020, Strike Price $2,885.77	34	9,902,262	812,938
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $364.54	17	495,108	129,745
XSP S&P 500® Mini Index, Expires 10/30/2020, Strike Price $288.58	17	495,108	40,649
			3,577,584
TOTAL PURCHASED OPTIONS (Cost $11,418,222)			11,343,564

SHORT TERM INVESTMENTS - 0.01%	Shares
MONEY MARKET FUNDS - 0.01%
Fidelity Government Portfolio - Class I, 0.16% (b)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (b)	100		100
First American Government Obligations Fund - Class X, 0.26% (b)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (b)	503		503
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (b)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (b)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (b)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,103)			1,103

Total Investments (Cost $11,419,325) - 105.34%			11,344,667
Liabilities in Excess of Other Assets - (5.34)%			(575,027)
TOTAL NET ASSETS - 100.00%			$10,769,640

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – NOVEMBER

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	105.33%
Short Term Investments	0.01
Total Investments	105.34
Liabilities in Excess of Other Assets	(5.34)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	10/30/2020	$3,645.20	34	$(9,902,262)	$(19,267)
SPX S&P 500® Index	10/30/2020	3,275.50	34	(9,902,262)	(185,856)
XSP S&P 500® Mini Index	10/30/2020	364.54	17	(495,108)	(962)
XSP S&P 500® Mini Index	10/30/2020	327.55	17	(495,108)	(9,293)
					(215,378)
Put Options
SPX S&P 500® Index	10/30/2020	1,974.47	34	(9,902,262)	(135,345)
SPX S&P 500® Index	10/30/2020	1,822.60	68	(19,804,524)	(177,995)
XSP S&P 500® Mini Index	10/30/2020	197.45	17	(495,108)	(6,768)
XSP S&P 500® Mini Index	10/30/2020	182.27	34	(990,216)	(8,902)
					(329,010)
Total Options Written (Premiums Received $697,906)					$(544,388)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – DECEMBER

Schedule of Investments
April 30, 2020 (Unaudited)

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 106.08% (a)
CALL OPTIONS - 67.38%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $1,884.93	192	$55,918,656	$19,855,848
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $188.48	96	2,795,904	992,904
			20,848,752
PUT OPTIONS - 38.70%
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $3,769.86	96	27,959,328	8,527,753
SPX S&P 500® Index, Expires 11/30/2020, Strike Price $2,984.45	96	27,959,328	2,879,142
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $377.01	48	1,397,952	426,501
XSP S&P 500® Mini Index, Expires 11/30/2020, Strike Price $298.45	48	1,397,952	143,968
			11,977,364
TOTAL PURCHASED OPTIONS (Cost $33,817,959)			32,826,116

SHORT TERM INVESTMENTS - 0.00% (b)	Shares
MONEY MARKET FUNDS - 0.00% (b)
Fidelity Government Portfolio - Class I, 0.16% (c)	100		100
Fidelity Investments Money Market Funds - Treasury Portfolio - Class I, 0.17% (c)	100		100
First American Government Obligations Fund - Class X, 0.26% (c)	100		100
First American Treasury Obligations Fund - Class X, 0.17% (c)	411		411
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Class I, 0.07% (c)	100		100
STIT - Treasury Portfolio - Class I, 0.11% (c)	100		100
Wells Fargo Treasury Plus Money Market Fund - Class I, 0.11% (c)	100		100
TOTAL SHORT TERM INVESTMENTS (Cost $1,011)			1,011

Total Investments (Cost $33,818,970) - 106.08%			32,827,127
Liabilities in Excess of Other Assets - (6.08)%			(1,882,914)
TOTAL NET ASSETS - 100.00%			$30,944,213

The accompanying notes are an integral part of these financial statements.

INNOVATOR S&P 500® ULTRA BUFFER ETF – DECEMBER

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Purchased Options	106.08%
Short Term Investments	0.00 (b)
Total Investments	106.08
Liabilities in Excess of Other Assets	(6.08)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a) Exchange-Traded.
(b) Less than 0.005%.
(c) Represents annualized seven-day yield as of the end of the reporting period.

Schedule of Options Written (a)
April 30, 2020 (Unaudited)

Description	Expiration	Strike Price	Contracts	Notional Amount	Value
Call Options
SPX S&P 500® Index	11/30/2020	$3,769.86	96	$(27,959,328)	$(37,126)
SPX S&P 500® Index	11/30/2020	3,372.72	96	(27,959,328)	(400,057)
XSP S&P 500® Mini Index	11/30/2020	377.01	48	(1,397,952)	(1,854)
XSP S&P 500® Mini Index	11/30/2020	337.27	48	(1,397,952)	(20,005)
					(459,042)
Put Options
SPX S&P 500® Index	11/30/2020	2,041.99	96	(27,959,328)	(551,546)
SPX S&P 500® Index	11/30/2020	1,884.93	192	(55,918,656)	(749,033)
XSP S&P 500® Mini Index	11/30/2020	204.20	48	(1,397,952)	(27,578)
XSP S&P 500® Mini Index	11/30/2020	188.48	96	(2,795,904)	(37,439)
					(1,365,596)
Total Options Written (Premiums Received $2,464,319)					$(1,824,638)

(a) Exchange-Traded.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets:
Investments, at value (a)
Deposit at broker for options
Interest and other receivables
Receivable for investments sold
Receivable for fund shares sold
Other assets
Total Assets

Liabilities:
Payable for investments purchased
Payable to Adviser
Other liabilities
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net Assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - January	Innovator S&P 500® Buffer ETF - February	Innovator S&P 500® Buffer ETF - March	Innovator S&P 500® Buffer ETF - April

$126,187,494	$42,458,228	$23,217,453	$97,938,121
60,475	–	9,380	42,826
678	–	–	–
182,566	–	–	–
1,356,315	–	–	–
–	–	–	412
127,787,528	42,458,228	23,226,833	97,981,359

1,541,426	–	–	–
73,583	23,529	11,762	57,307
49	9	7	28
–	23,373	–	–
14,954,160	5,275,106	2,601,684	16,570,768
16,569,218	5,322,017	2,613,453	16,628,103
$111,218,310	$37,136,211	$20,613,380	$81,353,256

$133,518,491	$40,451,451	$20,514,281	$79,304,374
(22,300,181)	(3,315,240)	99,099	2,048,882
$111,218,310	$37,136,211	$20,613,380	$81,353,256

$111,218,310	$37,136,211	$20,613,380	$81,353,256
4,100,000	1,625,000	800,000	3,100,000
$27.13	$22.85	$25.77	$26.24

$132,029,043	$43,574,421	$24,241,886	$91,265,765
4,842,492	2,219,364	2,329,605	13,323,767

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets:
Investments, at value (a)
Interest and other receivables
Deposit at broker for options
Interest and other receivables
Receivable for investments sold
Receivable for fund shares sold
Total Assets

Liabilities:
Payable for investments purchased
Payable to Adviser
Payable for fund shares redeemed
Other liabilities
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net Assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - May	Innovator S&P 500® Buffer ETF - June	Innovator S&P 500® Buffer ETF - July	Innovator S&P 500® Buffer ETF - August

$2,934,464	$44,826,306	$85,409,965	$32,733,401
–	–	324	–
–	–	31,410	–
–	675	–	–
372,621	–	673,679	–
2,563,000	–	–	–
5,870,085	44,826,981	86,115,378	32,733,401

2,934,614	–	19,799	–
–	21,027	47,774	18,415
–	–	647,623	–
–	397	16	75
–	232,092	–	127,453
372,808	374,606	2,504,217	1,492,329
3,307,422	628,122	3,219,429	1,638,272
$2,562,663	$44,198,859	$82,895,949	$31,095,129

$2,563,000	$42,289,751	$83,534,275	$31,594,617
(337)	1,909,108	(638,326)	(499,488)
$2,562,663	$44,198,859	$82,895,949	$31,095,129

$2,562,663	$44,198,859	$82,895,949	$31,095,129
100,000	1,650,000	3,200,000	1,250,000
$25.63	$26.79	$25.90	$24.88

$2,934,614	$46,370,765	$91,518,479	$34,769,716
372,621	1,269,119	2,783,114	1,157,889

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets:
Investments, at value (a)
Deposit at broker for options
Interest and other receivables
Total Assets

Liabilities:
Payable to Adviser
Other liabilities
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net Assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - September	Innovator S&P 500® Buffer ETF - October	Innovator S&P 500® Buffer ETF - November	Innovator S&P 500® Buffer ETF - December

$10,440,124	$92,427,741	$31,999,182	$21,009,856
–	41,834	–	–
–	–	–	318
10,440,124	92,469,575	31,999,182	21,010,174

6,025	55,848	20,610	12,118
73	27	22	10
111,244	–	34,163	20,749
589,304	6,461,301	2,691,718	2,167,935
706,646	6,517,176	2,746,513	2,200,812
$9,733,478	$85,952,399	$29,252,669	$18,809,362

$9,625,065	$88,290,968	$29,921,739	$20,727,236
108,413	(2,338,569)	(669,070)	(1,917,874)
$9,733,478	$85,952,399	$29,252,669	$18,809,362

$9,733,478	$85,952,399	$29,252,669	$18,809,362
400,000	3,500,000	1,175,000	750,000
$24.33	$24.56	$24.90	$25.08

$10,941,146	$93,705,268	$33,149,469	$22,090,092
933,977	4,009,493	1,575,396	953,358

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets:
Investments, at value (a)
Deposit at broker for options
Interest and other receivables
Receivable for investments sold
Receivable for fund shares sold
Total Assets

Liabilities:
Payable for investments purchased
Payable to Adviser
Payable for fund shares redeemed
Other liabilities
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net Assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - January	Innovator S&P 500® Power Buffer ETF - February	Innovator S&P 500® Power Buffer ETF - March	Innovator S&P 500® Power Buffer ETF - April

$208,209,519	$80,341,779	$73,468,663	$293,221,029
95,170	–	33,972	153,294
2	–	645	4,445
787,441	–	165,578	–
–	–	1,289,235	–
209,092,132	80,341,779	74,958,093	293,378,768

80,663	–	1,454,879	–
116,953	45,075	29,915	149,820
672,260	–	–	–
65	13	21	1,150
–	27,574	–	–
21,333,664	8,721,339	8,366,436	54,389,635
22,203,605	8,794,001	9,851,251	54,540,605
$186,888,527	$71,547,778	$65,106,842	$238,838,163

$201,159,205	$73,285,563	$64,116,159	$230,472,110
(14,270,678)	(1,737,785)	990,683	8,366,053
$186,888,527	$71,547,778	$65,106,842	$238,838,163

$186,888,527	$71,547,778	$65,106,842	$238,838,163
6,950,000	3,075,000	2,525,000	9,575,000
$26.89	$23.27	$25.78	$24.94

$221,171,513	$80,827,952	$74,330,410	$271,672,327
9,046,424	5,900,559	8,919,772	41,046,457

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets:
Investments, at value (a)
Deposit at broker for options
Interest and other receivables
Receivable for investments sold
Receivable for fund shares sold
Total Assets

Liabilities:
Payable for investments purchased
Payable to Adviser
Other liabilities
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net Assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - May	Innovator S&P 500® Power Buffer ETF - June	Innovator S&P 500® Power Buffer ETF - July	Innovator S&P 500® Power Buffer ETF - August

$2,934,464	$80,823,088	$161,347,559	$50,782,956
–	–	99,486	662,933
–	672	1,280	–
372,613	–	29,812	–
2,563,000	–	1,292,610	–
5,870,077	80,823,760	162,770,747	51,445,889

2,934,614	–	1,317,804	–
–	51,660	93,697	31,201
–	282	33	395
–	397,062	–	–
372,800	1,028,547	3,660,256	1,937,902
3,307,414	1,477,551	5,071,790	1,969,498
$2,562,663	$79,346,209	$157,698,957	$49,476,391

$2,563,000	$72,672,392	$151,583,163	$51,126,807
(337)	6,673,817	6,115,794	(1,650,416)
$2,562,663	$79,346,209	$157,698,957	$49,476,391

$2,562,663	$79,346,209	$157,698,957	$49,476,391
100,000	2,975,000	6,100,000	2,000,000
$25.63	$26.67	$25.85	$24.74

$2,934,614	$84,905,610	$169,090,195	$56,625,416
372,613	6,566,751	12,207,498	1,399,757

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets:
Investments, at value (a)
Deposit at broker for options
Interest and other receivables.
Receivable for investments sold
Receivable for fund shares sold
Total Assets

Liabilities:
Payable for investments purchased
Payable to Adviser
Other liabilities
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net Assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - September	Innovator S&P 500® Power Buffer ETF - October	Innovator S&P 500® Power Buffer ETF - November	Innovator S&P 500® Power Buffer ETF - December

$30,848,993	$242,579,059	$47,800,341	$42,019,037
–	128,530	–	–
616	–	–	–
–	–	105,836	–
–	–	1,256,380	–
30,849,609	242,707,589	49,162,557	42,019,037

–	–	1,365,755	–
14,074	135,748	26,755	24,475
214	46	51	19
92,589	–	89,849	42,126
1,644,251	15,793,699	3,706,920	3,795,772
1,751,128	15,929,493	5,189,330	3,862,392
$29,098,481	$226,778,096	$43,973,227	$38,156,645

$28,792,561	$231,464,009	$45,227,486	$40,270,508
305,920	(4,685,913)	(1,254,259)	(2,113,863)
$29,098,481	$226,778,096	$43,973,227	$38,156,645

$29,098,481	$226,778,096	$43,973,227	$38,156,645
1,175,000	9,375,000	1,750,000	1,500,000
$24.76	$24.19	$25.13	$25.44

$31,988,969	$242,523,011	$47,904,556	$44,083,824
1,877,425	13,356,595	2,394,389	1,800,853

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets:
Investments, at value (a)
Deposit at broker for options
Interest and other receivables
Receivable for investments sold
Receivable for fund shares sold
Total Assets

Liabilities:
Payable for investments purchased
Payable to Adviser
Other liabilities
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net Assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - January	Innovator S&P 500® Ultra Buffer ETF - February	Innovator S&P 500® Ultra Buffer ETF - March	Innovator S&P 500® Ultra Buffer ETF - April

$121,124,133	$35,049,331	$33,500,398	$59,491,462
50,170	–	20,300	20,963
993	296	1,302	–
177,216	43,265	–	–
2,688,960	593,202	–	–
124,041,472	35,686,094	33,522,000	59,512,425

2,863,408	637,316	–	–
68,686	18,135	19,524	28,016
32	7	902	10
–	19,732	–	–
7,501,098	2,384,690	2,991,165	11,562,744
10,433,224	3,059,880	3,011,591	11,590,770
$113,608,248	$32,626,214	$30,510,409	$47,921,655

$115,523,283	$32,578,523	$28,245,778	$48,949,893
(1,915,035)	47,691	2,264,631	(1,028,238)
$113,608,248	$32,626,214	$30,510,409	$47,921,655

$113,608,248	$32,626,214	$30,510,409	$47,921,655
4,225,000	1,375,000	1,175,000	2,050,000
$26.89	$23.73	$25.97	$23.38

$127,275,283	$37,306,810	$35,689,668	$54,873,143
4,889,617	2,377,728	4,452,025	7,705,894

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets:
Investments, at value (a)
Deposit at broker for options
Interest and other receivables
Receivable for investments sold
Receivable for fund shares sold
Total Assets

Liabilities:
Payable for investments purchased
Payable to Adviser
Payable for fund shares redeemed
Other liabilities
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net Assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - May	Innovator S&P 500® Ultra Buffer ETF - June	Innovator S&P 500® Ultra Buffer ETF - July	Innovator S&P 500® Ultra Buffer ETF - August

$2,885,336	$44,579,706	$103,913,955	$44,145,108
–	23,613	63,336	–
–	1,284	1,836	–
323,485	7,068	–	–
2,563,000	638,965	607,977	–
5,771,821	45,250,636	104,587,104	44,145,108

2,885,486	646,111	–	–
–	24,876	59,921	23,368
–	–	607,977	–
–	233	1,384	165
–	–	–	318,117
323,672	490,866	1,169,825	834,564
3,209,158	1,162,086	1,839,107	1,176,214
$2,562,663	$44,088,550	$102,747,997	$42,968,894

$2,563,000	$40,578,400	$98,363,760	$41,658,374
(337)	3,510,150	4,384,237	1,310,520
$2,562,663	$44,088,550	$102,747,997	$42,968,894

$2,562,663	$44,088,550	$102,747,997	$42,968,894
100,000	1,725,000	4,225,000	1,725,000
$25.63	$25.56	$24.32	$24.91

$2,885,486	$44,897,817	$103,299,231	$45,487,451
323,485	1,287,225	6,405,151	2,282,548

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

Assets:
Investments, at value (a)
Deposit at broker for options
Interest and other receivables
Receivable for investments sold
Total Assets

Liabilities:
Payable for investments purchased
Payable to Adviser
Payable for fund shares redeemed
Other liabilities
Due to broker for options
Options written, at value (b)
Total Liabilities
Net Assets

Net Assets Consist of:
Capital stock
Total distributable earnings/(accumulated deficit)
Net Assets

Net Asset Value:
Net Assets
Shares of beneficial interest outstanding (unlimited shares without par value authorized)
Net asset value price per share

(a) Cost of investments
(b) Premiums received

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - September	Innovator S&P 500® Ultra Buffer ETF - October	Innovator S&P 500® Ultra Buffer ETF - November	Innovator S&P 500® Ultra Buffer ETF - December

$14,171,606	$145,890,905	$11,344,667	$32,827,127
–	94,746	–	–
620	914	–	–
–	1,280,816	–	–
14,172,226	147,267,381	11,344,667	32,827,127

–	55,739	–	–
4,742	93,949	6,792	16,102
–	1,213,595	–	–
230	45	16	21
87,280	–	23,831	42,153
511,607	6,340,938	544,388	1,824,638
603,859	7,704,266	575,027	1,882,914
$13,568,367	$139,563,115	$10,769,640	$30,944,213

$13,249,172	$135,385,867	$10,624,172	$30,492,389
319,195	4,177,248	145,468	451,824
$13,568,367	$139,563,115	$10,769,640	$30,944,213

$13,568,367	$139,563,115	$10,769,640	$30,944,213
550,000	5,750,000	425,000	1,200,000
$24.67	$24.27	$25.34	$25.79

$14,229,946	$156,581,280	$11,419,325	$33,818,970
719,994	7,425,066	697,906	2,464,319

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

Period Ended April 30, 2020 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting from Operations

(a) Since Commencement of Operations on January 31, 2020.
(b) Since Commencement of Operations on February 28, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - January	Innovator S&P 500® Buffer ETF - February (a)	Innovator S&P 500® Buffer ETF - March (b)	Innovator S&P 500® Buffer ETF - April

$156	$7	$20	$7
156	7	20	7

396,466	62,486	21,081	210,219
396,466	62,486	21,081	210,219
(396,310)	(62,479)	(21,061)	(210,212)

9,248,124	1,456,505	944,724	(5,659,344)
(16,189,683)	(537,331)	471,948	1,947,600

(4,810,822)	(1,116,193)	(1,024,433)	9,243,312
(10,151,489)	(3,055,742)	(272,079)	(3,272,474)
(21,903,870)	(3,252,761)	120,160	2,259,094
$(22,300,180)	$(3,315,240)	$99,099	$2,048,882

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

Period Ended April 30, 2020 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting from Operations

(a) Since Commencement of Operations on April 30, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - May (a)	Innovator S&P 500® Buffer ETF - June	Innovator S&P 500® Buffer ETF - July	Innovator S&P 500® Buffer ETF - August

$-	$5	$84	$9
–	5	84	9

–	38,666	291,881	149,837
–	38,666	291,881	149,837
–	(38,661)	(291,797)	(149,828)

–	1,368,447	1,391,501	64,889
–	812,697	356,098	(411,625)

(150)	(1,169,524)	(2,475,200)	220,291
(187)	936,149	381,072	(223,215)
(337)	1,947,769	(346,529)	(349,660)
$(337)	$1,909,108	$(638,326)	$(499,488)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

Period Ended April 30, 2020 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting from Operations

(a) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - September	Innovator S&P 500® Buffer ETF - October	Innovator S&P 500® Buffer ETF - November	Innovator S&P 500® Buffer ETF - December (a)

$11	$253	$48	$29
11	253	48	29

23,104	551,308	108,561	73,635
23,104	551,308	108,561	73,635
(23,093)	(551,055)	(108,513)	(73,606)

235,841	1,380,374	1,662,529	1,799,655
(13,545)	(3,268,720)	43,523	(1,349,110)

(431,497)	2,015,830	(1,150,167)	(1,080,236)
340,707	(1,914,990)	(1,116,172)	(1,214,577)
131,506	(1,787,506)	(560,287)	(1,844,268)
$108,413	$(2,338,561)	$(668,800)	$(1,917,874)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

Period Ended April 30, 2020 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting from Operations

(a) Since Commencement of Operations on January 31, 2020.
(b) Since Commencement of Operations on February 28, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - January	Innovator S&P 500® Power Buffer ETF - February (a)	Innovator S&P 500® Power Buffer ETF - March (b)	Innovator S&P 500® Power Buffer ETF - April

$120	$112	$10	$288
120	112	10	288

582,528	94,022	46,540	461,177
582,528	94,022	46,540	461,177
(582,408)	(93,910)	(46,530)	(460,889)

13,751,994	1,220,128	1,058,540	(13,301,478)
(16,927,469)	442,950	287,084	3,819,841

(2,079,196)	(486,173)	(861,747)	31,269,706
(8,433,600)	(2,820,780)	553,336	(12,961,113)
(13,688,271)	(1,643,875)	1,037,213	8,826,956
$(14,270,679)	$(1,737,785)	$990,683	$8,366,067

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

Period Ended April 30, 2020 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting from Operations

(a) Since Commencement of Operations on April 30, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - May (a)	Innovator S&P 500® Power Buffer ETF - June	Innovator S&P 500® Power Buffer ETF - July	Innovator S&P 500® Power Buffer ETF - August

$-	$18	$289	$192
–	18	289	192

–	124,558	387,257	375,684
–	124,558	387,257	375,684
–	(124,540)	(386,968)	(375,492)

–	2,116,568	3,688,690	(1,518,484)
–	917,444	562,065	(2,584,007)

(150)	(2,245,714)	(6,457,899)	2,526,045
(187)	6,010,059	8,709,896	301,546
(337)	6,798,357	6,502,752	(1,274,900)
$(337)	$6,673,817	$6,115,784	$(1,650,392)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

Period Ended April 30, 2020 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting from Operations

(a) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - September	Innovator S&P 500® Power Buffer ETF - October	Innovator S&P 500® Power Buffer ETF - November	Innovator S&P 500® Power Buffer ETF - December (a)

$11	$712	$56	$72
11	712	56	72

77,455	1,055,360	178,282	176,702
77,455	1,055,360	178,282	176,702
(77,444)	(1,054,648)	(178,226)	(176,630)

317,841	14,609,387	639,297	2,950,970
(6,177)	(5,517,159)	(298,584)	(828,497)

(257,475)	(8,326,676)	(104,095)	(2,064,787)
329,175	(4,396,794)	(1,312,381)	(1,994,919)
383,364	(3,631,242)	(1,075,763)	(1,937,233)
$305,920	$(4,685,890)	$(1,253,989)	$(2,113,863)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

Period Ended April 30, 2020 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting from Operations

(a) Since Commencement of Operations on January 31, 2020.
(b) Since Commencement of Operations on February 28, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - January	Innovator S&P 500® Ultra Buffer ETF - February (a)	Innovator S&P 500® Ultra Buffer ETF - March (b)	Innovator S&P 500® Ultra Buffer ETF - April

$349	$115	$1	$45
349	115	1	45

257,615	38,784	28,200	92,889
257,615	38,784	28,200	92,889
(257,266)	(38,669)	(28,199)	(92,844)

4,410,957	1,895,954	1,965,862	(3,623,737)
(5,688,541)	454,847	1,055,378	376,636

(171,920)	(2,257,479)	(2,189,270)	6,095,301
(208,265)	(6,962)	1,460,860	(3,783,585)
(1,657,769)	86,360	2,292,830	(935,385)
$(1,915,035)	$47,691	$2,264,631	$(1,028,229)

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

Period Ended April 30, 2020 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting from Operations

(a) Since Commencement of Operations on April 30, 2020.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - May (a)	Innovator S&P 500® Ultra Buffer ETF - June	Innovator S&P 500® Ultra Buffer ETF - July	Innovator S&P 500® Ultra Buffer ETF - August

$–	$25	$255	$58
–	25	255	58

–	36,244	180,969	80,798
–	36,244	180,969	80,798
–	(36,219)	(180,714)	(80,740)

–	2,961,555	929,180	374,960
–	399,077	(129,241)	(107,698)

(150)	(610,680)	(1,282,517)	(411,176)
(187)	796,417	5,047,542	1,535,176
(337)	3,546,369	4,564,964	1,391,262
$(337)	$3,510,150	$4,384,250	$1,310,522

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Operations

Period Ended April 30, 2020 (Unaudited)

Investment Income:
Interest
Total Investment Income

Expenses:
Investment advisory fee
Total Expenses
Net Investment Income/(Loss)

Realized and Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments
Options written
Net change in unrealized appreciation/(depreciation) on:
Investments
Options written
Net Realized and Unrealized Gain/(Loss) on Investments and Options Written
Net Increase/(Decrease) in Net Assets Resulting from Operations

(a) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - September	Innovator S&P 500® Ultra Buffer ETF - October	Innovator S&P 500® Ultra Buffer ETF - November	Innovator S&P 500® Ultra Buffer ETF - December (a)

$8	$969	$5	$10
8	969	5	10

19,117	508,924	30,962	48,943
19,117	508,924	30,962	48,943
(19,109)	(507,955)	(30,957)	(48,933)

37,916	11,802,791	121,130	652,803
(82,037)	1,032,295	(23,565)	200,116

140,147	(9,633,540)	(74,538)	(991,843)
242,278	1,483,685	153,668	639,681
338,304	4,685,231	176,695	500,757
$319,195	$4,177,276	$145,738	$451,824

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Buffer ETF - January
	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (a)

Operations:
Net investment income/(loss)	$(396,310)	$(169,040)
Net realized gain/(loss)	(6,941,559)	4,928,917
Net change in unrealized appreciation/(depreciation)	(14,962,311)	(990,906)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(22,300,180)	3,768,971

Distributions to Shareholders:
Net distributions to shareholders	(1,017,030)	–

Fund Share Transactions:
Proceeds from shares sold	222,721,602	94,379,830
Cost of shares redeemed	(110,598,193)	(75,922,182)
Transaction fees (see Note 5)	144,900	40,592
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	112,268,309	18,498,240

Total Increase/(Decrease) in Net Assets	88,951,099	22,267,211

Net Assets:
Beginning of period	22,267,211	—
End of period	$111,218,310	$22,267,211

Change in Shares Outstanding:
Shares sold	7,625,000	3,350,000
Shares redeemed	(4,275,000)	(2,600,000)
Net Increase/(Decrease)	3,350,000	750,000

(a) Since Commencement of Operations on December 31, 2018.
(b) Since Commencement of Operations on January 31, 2020.
(c) Since Commencement of Operations on February 28, 2020.
(d) Since Commencement of Operations on March 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - February	Innovator S&P 500® Buffer ETF - March	Innovator S&P 500® Buffer ETF - April
Period Ended April 30, 2020 (Unaudited) (b)	Period Ended April 30, 2020 (Unaudited) (c)	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (d)

$(62,479)	$(21,061)	$(210,212)	$(169,213)
919,174	1,416,672	(3,711,744)	4,673,846
(4,171,935)	(1,296,512)	5,970,838	(2,545,483)
(3,315,240)	99,099	2,048,882	1,959,150

–	–	–	–

45,058,792	22,930,095	90,719,227	84,460,788
(4,630,960)	(2,427,192)	(52,781,225)	(45,150,175)
23,619	11,378	71,750	24,859
40,451,451	20,514,281	38,009,752	39,335,472

37,136,211	20,613,380	40,058,634	41,294,622

–	–	41,294,622	—
$37,136,211	$20,613,380	$81,353,256	$41,294,622

1,850,000	900,000	3,625,000	3,250,000
(225,000)	(100,000)	(2,075,000)	(1,700,000)
1,625,000	800,000	1,550,000	1,550,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Buffer ETF - May	Innovator S&P 500® Buffer ETF - June
	Period Ended April 30, 2020 (Unaudited) (a)	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (b)

Operations:
Net investment income/(loss)	$-	$(38,661)	$(14,086)
Net realized gain/(loss)	–	2,181,144	750,653
Net change in unrealized appreciation/(depreciation)	(337)	(233,375)	(416,571)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(337)	1,909,108	319,996

Fund Share Transactions:
Proceeds from shares sold	2,563,000	43,461,316	11,264,325
Cost of shares redeemed	–	(5,988,270)	(6,796,575)
Transaction fees (see Note 5)	–	24,725	4,234
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	2,563,000	37,497,771	4,471,984

Total Increase/(Decrease) in Net Assets	2,562,663	39,406,879	4,791,980

Net Assets:
Beginning of period	–	4,791,980	—
End of period	$2,562,663	$44,198,859	$4,791,980

Change in Shares Outstanding:
Shares sold	100,000	1,700,000	425,000
Shares redeemed	–	(225,000)	(250,000)
Net Increase/(Decrease)	100,000	1,475,000	175,000

(a) Since Commencement of Operations on April 30, 2020.
(b) Since Commencement of Operations on May 31, 2019.
(c) Since Commencement of Operations on July 31, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - July		Innovator S&P 500® Buffer ETF - August
Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (c)

$(291,797)	$(313,702)	$(149,828)	$(77,646)
1,747,599	6,781,679	(346,736)	3,638,806
(2,094,128)	(3,632,039)	(2,924)	(2,367,831)
(638,326)	2,835,938	(499,488)	1,193,329

28,484,805	213,606,985	4,365,410	93,155,852
(28,618,308)	(136,585,255)	(20,005,025)	(47,151,380)
28,552	90,155	12,823	23,608
(104,951)	77,111,885	(15,626,792)	46,028,080

(743,277)	79,947,823	(16,126,280)	47,221,409

83,639,226	3,691,403	47,221,409	—
$82,895,949	$83,639,226	$31,095,129	$47,221,409

1,125,000	8,200,000	175,000	3,700,000
(1,075,000)	(5,200,000)	(775,000)	(1,850,000)
50,000	3,000,000	(600,000)	1,850,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Buffer ETF - September
	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (a)

Operations:
Net investment income/(loss)	$(23,093)	$(6,188)
Net realized gain/(loss)	222,296	240,066
Net change in unrealized appreciation/(depreciation)	(90,790)	(65,559)
Net Increase/(Decrease) in Net Assets Resulting from Operations	108,413	168,319

Distributions to Shareholders:
Net distributions to shareholders:	(62,944)	–

Fund Share Transactions:
Proceeds from shares sold	6,435,970	11,175,633
Cost of shares redeemed	(1,180,408)	(6,919,955)
Transaction fees (see Note 5)	3,808	4,642
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	5,259,370	4,260,320

Total Increase/(Decrease) in Net Assets	5,304,839	4,428,639

Net Assets:
Beginning of period	4,428,639	—
End of period	$9,733,478	$4,428,639

Change in Shares Outstanding:
Shares sold	275,000	450,000
Shares redeemed	(50,000)	(275,000)
Net Increase/(Decrease)	225,000	175,000

(a) Since Commencement of Operations on August 30, 2019.
(b) Since Commencement of Operations on October 31, 2019.
(c) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Buffer ETF - October		Innovator S&P 500® Buffer ETF - November		Innovator S&P 500® Buffer ETF - December
Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (b)	Period Ended April 30, 2020 (Unaudited) (c)

$(551,055)	$(611,776)	$(108,513)	$-	$(73,606)
(1,888,346)	8,446,278	1,706,052	–	450,545
100,840	(3,724,640)	(2,266,339)	(270)	(2,294,813)
(2,338,561)	4,109,862	(668,800)	(270)	(1,917,874)

(364,251)	–	–	–	–

5,011,090	546,923,618	59,585,598	2,553,000	39,897,813
(89,500,738)	(399,145,303)	(32,262,783)	–	(19,198,805)
47,256	127,164	45,924	–	28,228
(84,442,392)	147,905,479	27,368,739	2,553,000	20,727,236

(87,145,204)	152,015,341	26,699,939	2,552,730	18,809,362

173,097,603	21,082,262	2,552,730	—	–
$85,952,399	$173,097,603	$29,252,669	$2,552,730	$18,809,362

200,000	21,925,000	2,300,000	100,000	1,525,000
(3,575,000)	(15,950,000)	(1,225,000)	–	(775,000)
(3,375,000)	5,975,000	1,075,000	100,000	750,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Power Buffer ETF - January
	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (a)

Operations:
Net investment income/(loss)	$(582,408)	$(493,426)
Net realized gain/(loss)	(3,175,475)	23,810,678
Net change in unrealized appreciation/(depreciation)	(10,512,796)	(14,736,438)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(14,270,679)	8,580,814

Distributions to Shareholders:
Net distributions to shareholders	–	–

Fund Share Transactions:
Proceeds from shares sold	278,472,568	161,119,108
Cost of shares redeemed	(144,952,952)	(102,258,715)
Transaction fees (see Note 5)	132,768	65,615
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	133,652,384	58,926,008

Total Increase/(Decrease) in Net Assets	119,381,705	67,506,822

Net Assets:
Beginning of period	67,506,822	—
End of period	$186,888,527	$67,506,822

Change in Shares Outstanding:
Shares sold	9,950,000	6,075,000
Shares redeemed	(5,400,000)	(3,675,000)
Net Increase/(Decrease)	4,550,000	2,400,000

(a) Since Commencement of Operations on December 31, 2018.
(b) Since Commencement of Operations on January 31, 2020.
(c) Since Commencement of Operations on February 28, 2020.
(d) Since Commencement of Operations on March 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - February	Innovator S&P 500® Power Buffer ETF - March	Innovator S&P 500® Power Buffer ETF - April
Period Ended April 30, 2020 (Unaudited) (b)	Period Ended April 30, 2020 (Unaudited) (c)	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (d)

$(93,910)	$(46,530)	$(460,889)	$(547,483)
1,663,078	1,345,624	(9,481,637)	15,715,117
(3,306,953)	(308,411)	18,308,593	(10,103,069)
(1,737,785)	990,683	8,366,067	5,064,565

–	–	(2,785,525)	–

75,460,333	68,629,812	218,543,657	268,168,220
(2,212,380)	(4,548,942)	(115,013,592)	(143,748,307)
37,610	35,289	166,779	76,299
73,285,563	64,116,159	103,696,844	124,496,212

71,547,778	65,106,842	109,277,386	129,560,777

–	–	129,560,777	—
$71,547,778	$65,106,842	$238,838,163	$129,560,777

3,175,000	2,725,000	9,250,000	10,400,000
(100,000)	(200,000)	(4,600,000)	(5,475,000)
3,075,000	2,525,000	4,650,000	4,925,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Power Buffer ETF - May	Innovator S&P 500® Power Buffer ETF - June
	Period Ended April 30, 2020 (Unaudited) (a)	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (b)

Operations:
Net investment income/(loss)	$-	$(124,540)	$(58,608)
Net realized gain/(loss)	–	3,034,012	3,128,851
Net change in unrealized appreciation/(depreciation)	(337)	3,764,345	(2,308,663)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(337)	6,673,817	761,580

Distributions to Shareholders:
Net distributions to shareholders	–	–	–

Fund Share Transactions:
Proceeds from shares sold	2,563,000	65,903,702	39,346,383
Cost of shares redeemed	–	(13,328,053)	(20,061,135)
Transaction fees (see Note 5)	–	39,616	10,299
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	2,563,000	52,615,265	19,295,547

Total Increase/(Decrease) in Net Assets	2,562,663	59,289,082	20,057,127

Net Assets:
Beginning of period	–	20,057,127	—
End of period	$2,562,663	$79,346,209	$20,057,127

Change in Shares Outstanding:
Shares sold	100,000	2,725,000	1,500,000
Shares redeemed	–	(500,000)	(750,000)
Net Increase/(Decrease)	100,000	2,225,000	750,000

(a) Since Commencement of Operations on April 30, 2020.
(b) Since Commencement of Operations on May 31, 2019.
(c) Since Commencement of Operations on July 31, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - July		Innovator S&P 500® Power Buffer ETF - August
Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (c)

$(386,968)	$(372,961)	$(375,492)	$(178,971)
4,250,755	4,489,228	(4,102,491)	12,184,323
2,251,997	(1,374,486)	2,827,591	(9,208,196)
6,115,784	2,741,781	(1,650,392)	2,797,156

(770,315)	–	(1,538,460)	–

92,441,998	296,625,855	1,835,128	241,067,730
(32,423,873)	(210,879,200)	(65,649,680)	(127,486,582)
62,433	72,393	33,742	67,749
60,080,558	85,819,048	(63,780,810)	113,648,897

65,426,027	88,560,829	(66,969,662)	116,446,053

92,272,930	3,712,101	116,446,053	—
$157,698,957	$92,272,930	$49,476,391	$116,446,053

3,850,000	11,400,000	75,000	9,600,000
(1,250,000)	(8,050,000)	(2,650,000)	(5,025,000)
2,600,000	3,350,000	(2,575,000)	4,575,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Power Buffer ETF - September
	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (a)

Operations:
Net investment income/(loss)	$(77,444)	$(21,125)
Net realized gain/(loss)	311,664	1,307,166
Net change in unrealized appreciation/(depreciation)	71,700	(978,502)
Net Increase/(Decrease) in Net Assets Resulting from Operations	305,920	307,539

Distributions to Shareholders:
Net distributions to shareholders	–	–

Fund Share Transactions:
Proceeds from shares sold	13,074,535	39,909,945
Cost of shares redeemed	(4,413,135)	(20,104,960)
Transaction fees (see Note 5)	8,744	9,893
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	8,670,144	19,814,878

Total Increase/(Decrease) in Net Assets	8,976,064	20,122,417

Net Assets:
Beginning of period	20,122,417	—
End of period	$29,098,481	$20,122,417

Change in Shares Outstanding:
Shares sold	550,000	1,600,000
Shares redeemed	(175,000)	(800,000)
Net Increase/(Decrease)	375,000	800,000

(a) Since Commencement of Operations on August 30, 2019.
(b) Since Commencement of Operations on October 31, 2019.
(c) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Power Buffer ETF - October		Innovator S&P 500® Power Buffer ETF - November		Innovator S&P 500® Power Buffer ETF - December
Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (b)	Period Ended April 30, 2020 (Unaudited) (c)

$(1,054,648)	$(1,049,035)	$(178,226)	$-	$(176,630)
9,092,228	(2,220,581)	340,713	–	2,122,473
(12,723,470)	10,557,291	(1,416,476)	(270)	(4,059,706)
(4,685,890)	7,287,675	(1,253,989)	(270)	(2,113,863)

(7,068,594)	–	–	–	–

64,276,347	907,218,593	56,534,595	2,553,000	87,265,100
(137,207,242)	(614,488,898)	(13,894,695)	–	(47,060,435)
100,742	165,497	34,586	–	65,843
(72,830,153)	292,895,192	42,674,486	2,553,000	40,270,508

(84,584,637)	300,182,867	41,420,497	2,552,730	38,156,645

311,362,733	11,179,866	2,552,730	—	–
$226,778,096	$311,362,733	$43,973,227	$2,552,730	$38,156,645

2,700,000	36,475,000	2,200,000	100,000	3,325,000
(5,700,000)	(24,575,000)	(550,000)	–	(1,825,000)
(3,000,000)	11,900,000	1,650,000	100,000	1,500,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Ultra Buffer ETF - January
	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (a)

Operations:
Net investment income/(loss)	$(257,266)	$(223,778)
Net realized gain/(loss)	(1,277,584)	12,092,618
Net change in unrealized appreciation/(depreciation)	(380,185)	(8,382,446)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,915,035)	3,486,394

Distributions to Shareholders:
Net distributions to shareholders	–	–

Fund Share Transactions:
Proceeds from shares sold	146,305,807	68,199,363
Cost of shares redeemed	(61,301,417)	(41,255,315)
Transaction fees (see Note 5)	64,167	24,284
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	85,068,557	26,968,332

Total Increase/(Decrease) in Net Assets	83,153,522	30,454,726

Net Assets:
Beginning of period	30,454,726	—
End of period	$113,608,248	$30,454,726

Change in Shares Outstanding:
Shares sold	5,400,000	2,600,000
Shares redeemed	(2,275,000)	(1,500,000)
Net Increase/(Decrease)	3,125,000	1,100,000

(a) Since Commencement of Operations on December 31, 2018.
(b) Since Commencement of Operations on January 31, 2020.
(c) Since Commencement of Operations on February 28, 2020.
(d) Since Commencement of Operations on March 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - February	Innovator S&P 500® Ultra Buffer ETF - March	Innovator S&P 500® Ultra Buffer ETF - April
Period Ended April 30, 2020 (Unaudited) (b)	Period Ended April 30, 2020 (Unaudited) (c)	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (d)

$(38,669)	$(28,199)	$(92,844)	$(80,769)
2,350,801	3,021,240	(3,247,101)	2,383,549
(2,264,441)	(728,410)	2,311,716	(1,550,247)
47,691	2,264,631	(1,028,229)	752,533

–	–	(413,903)	–

37,163,325	35,268,643	35,151,687	37,899,720
(4,604,460)	(7,042,720)	(4,814,060)	(19,655,830)
19,658	19,855	19,983	9,754
32,578,523	28,245,778	30,357,610	18,253,644

32,626,214	30,510,409	28,915,478	19,006,177

–	–	19,006,177	—
$32,626,214	$30,510,409	$47,921,655	$19,006,177

1,575,000	1,450,000	1,525,000	1,475,000
(200,000)	(275,000)	(200,000)	(750,000)
1,375,000	1,175,000	1,325,000	725,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Ultra Buffer ETF - May	Innovator S&P 500® Ultra Buffer ETF - June
	Period Ended April 30, 2020 (Unaudited) (a)	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (b)

Operations:
Net investment income/(loss)	$-	$(36,219)	$(6,887)
Net realized gain/(loss)	–	3,360,632	(169,920)
Net change in unrealized appreciation/(depreciation)	(337)	185,737	292,511
Net Increase/(Decrease) in Net Assets Resulting from Operations	(337)	3,510,150	115,704

Distributions to Shareholders:
Net distributions to shareholders	–	(101,526)	–

Fund Share Transactions:
Proceeds from shares sold	2,563,000	45,568,915	7,837,088
Cost of shares redeemed	–	(7,579,790)	(5,290,825)
Transaction fees (see Note 5)	–	26,255	2,579
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	2,563,000	38,015,380	2,548,842

Total Increase/(Decrease) in Net Assets	2,562,663	41,424,004	2,664,546

Net Assets:
Beginning of period	–	2,664,546	—
End of period	$2,562,663	$44,088,550	$2,664,546

Change in Shares Outstanding:
Shares sold	100,000	1,925,000	300,000
Shares redeemed	–	(300,000)	(200,000)
Net Increase/(Decrease)	100,000	1,625,000	100,000

(a) Since Commencement of Operations on April 30, 2020.
(b) Since Commencement of Operations on May 31, 2019.
(c) Since Commencement of Operations on July 31, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - July		Innovator S&P 500® Ultra Buffer ETF - August
Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (c)

$(180,714)	$(284,770)	$(80,740)	$(25,297)
799,939	2,238,212	267,262	1,326,325
3,765,025	2,169,235	1,124,000	(1,018,359)
4,384,250	4,122,677	1,310,522	282,669

(2,391,801)	–	(155,469)	–

68,817,415	175,007,565	30,405,210	36,612,438
(6,907,917)	(144,095,755)	(7,062,158)	(18,452,120)
37,255	72,599	18,734	9,068
61,946,753	30,984,409	23,361,786	18,169,386

63,939,202	35,107,086	24,516,839	18,452,055

38,808,795	3,701,709	18,452,055	—
$102,747,997	$38,808,795	$42,968,894	$18,452,055

3,025,000	6,900,000	1,275,000	1,450,000
(275,000)	(5,575,000)	(275,000)	(725,000)
2,750,000	1,325,000	1,000,000	725,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator S&P 500® Ultra Buffer ETF - September
	Period Ended April 30, 2020 (Unaudited)	Period Ended October 31, 2019 (a)

Operations:
Net investment income/(loss)	$(19,109)	$(4,788)
Net realized gain/(loss)	(44,121)	296,523
Net change in unrealized appreciation/(depreciation)	382,425	(232,378)
Net Increase/(Decrease) in Net Assets Resulting from Operations	319,195	59,357

Distributions to Shareholders:
Net distributions to shareholders	(32,646)	–

Fund Share Transactions:
Proceeds from shares sold	12,615,547	11,807,500
Cost of shares redeemed	(4,346,747)	(6,866,650)
Transaction fees (see Note 5)	8,481	4,330
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	8,277,281	4,945,180

Total Increase/(Decrease) in Net Assets	8,563,830	5,004,537

Net Assets:
Beginning of period	5,004,537	—
End of period	$13,568,367	$5,004,537

Change in Shares Outstanding:
Shares sold	525,000	475,000
Shares redeemed	(175,000)	(275,000)
Net Increase/(Decrease)	350,000	200,000

(a) Since Commencement of Operations on August 30, 2019.
(b) Since Commencement of Operations on October 31, 2019.
(c) Since Commencement of Operations on November 29, 2019.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Innovator S&P 500® Ultra Buffer ETF - October		Innovator S&P 500® Ultra Buffer ETF - November		Innovator S&P 500® Ultra Buffer ETF - December
Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019	Period Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019 (b)	Period Ended April 30, 2020 (Unaudited) (c)

$(507,955)	$(709,721)	$(30,957)	$-	$(48,933)
12,835,086	8,703,133	97,565	–	852,919
(8,149,855)	(1,339,985)	79,130	(270)	(352,162)
4,177,276	6,653,427	145,738	(270)	451,824

(3,153,932)	–	–	–	–

60,538,028	510,098,582	9,971,825	2,553,000	35,018,962
(57,968,735)	(394,520,620)	(1,906,592)	–	(4,545,035)
58,646	87,744	5,939	–	18,462
2,627,939	115,665,706	8,071,172	2,553,000	30,492,389

3,651,283	122,319,133	8,216,910	2,552,730	30,944,213

135,911,832	13,592,699	2,552,730	—	—
$139,563,115	$135,911,832	$10,769,640	$2,552,730	$30,944,213

2,700,000	20,675,000	400,000	100,000	1,375,000
(2,375,000)	(15,825,000)	(75,000)	–	(175,000)
325,000	4,850,000	325,000	100,000	1,200,000

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Distributions Paid to Shareholders	Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Paid from realized gains	Transaction fees (see Note 5)
Innovator S&P 500® Buffer ETF - January
For the period ended 4/30/2020 (Unaudited)	$29.69	(0.11)	(1.14)	(1.25)	(1.35)	0.04
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.19)	4.75	4.56	-	0.05

Innovator S&P 500® Buffer ETF - February
For the period 1/31/2020 (d) - 4/30/2020 (Unaudited)	$24.52	(0.04)	(1.65)	(1.69)	-	0.02

Innovator S&P 500® Buffer ETF - March
For the period 2/28/2020 (d) - 4/30/2020 (Unaudited)	$26.01	(0.03)	(0.23)	(0.26)	-	0.02

Innovator S&P 500® Buffer ETF - April
For the period ended 4/30/2020 (Unaudited)	$26.64	(0.10)	(0.33)	(0.43)	-	0.03
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.79	1.67	-	0.02

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c)Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Net expenses		Net investment income/(loss)	Portfolio turnover rate (b)

(2.56)	$27.13	(4.33)%	$111,218	0.79%		(0.79)%	0%
4.61	$29.69	18.38%	$22,267	0.80%	(e)	(0.80)%	0%

(1.67)	$22.85	(6.80)%	$37,136	0.79%		(0.79)%	0%

(0.24)	$25.77	(0.94)%	$20,613	0.79%		(0.79)%	0%

(0.40)	$26.24	(1.50)%	$81,353	0.79%		(0.79)%	0%
1.69	$26.64	6.78%	$41,295	0.79%		(0.79)%	121%

The accompanying notes are an integral part of these financial statements.

 INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Transaction fees (see Note 5)
Innovator S&P 500® Buffer ETF - May
For the period 4/30/2020 (d) - 4/30/2020 (Unaudited)	$25.63	-	-	-	-

Innovator S&P 500® Buffer ETF - June
For the period ended 4/30/2020 (Unaudited)	$27.38	(0.10)	(0.55)	(0.65)	0.06
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	2.11	2.02	0.03

Innovator S&P 500® Buffer ETF - July
For the period ended 4/30/2020 (Unaudited)	$26.55	(0.10)	(0.56)	(0.66)	0.01
For the year ended 10/31/2019	$24.61	(0.21)	2.09	1.88	0.06
For the period 8/28/2018 (d) - 10/31/2018	$25.51	(0.03)	(0.90)	(0.93)	0.03

Innovator S&P 500® Buffer ETF - August
For the period ended 4/30/2020 (Unaudited)	$25.53	(0.10)	(0.56)	(0.66)	0.01
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.52	0.47	0.02

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.
(f) Includes extraordinary expenses of 0.01%.

The accompanying notes are an integral part of these financial statements.

 INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Net expenses		Net investment income/(loss)	Portfolio turnover rate (b)

-	$25.63	-	$2,563	-		-	-

(0.59)	$26.79	(2.17)%	$44,199	0.79%		(0.79)%	0%
2.05	$27.38	8.10%	$4,792	0.80%	(e)	(0.80)%	0%

(0.65)	$25.90	(2.44)%	$82,896	0.79%		(0.79)%	1%
1.94	$26.55	7.89%	$83,639	0.81%	(e)(f)	(0.80)%	106%
(0.90)	$24.61	(3.53)%	$3,691	0.79%		(0.78)%	0%

(0.65)	$24.88	(2.54)%	$31,095	0.79%		(0.79)%	0%
0.49	$25.53	1.94%	$47,221	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

 INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Distributions Paid to Shareholders	Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Paid from realized gains	Transaction fees (see Note 5)
Innovator S&P 500® Buffer ETF - September
For the period ended 4/30/2020 (Unaudited)	$25.31	(0.10)	(0.54)	(0.64)	(0.36)	0.02
For the period 8/30/2019 (d) - 10/31/2019	$24.59	(0.03)	0.73	0.70	-	0.02

Innovator S&P 500® Buffer ETF - October
For the period ended 4/30/2020 (Unaudited)	$25.18	(0.10)	(0.48)	(0.58)	(0.05)	0.01
For the year ended 10/31/2019	$23.42	(0.20)	1.92	1.72	-	0.04
For the period 9/28/2018 (d) - 10/31/2018	$24.49	(0.01)	(1.07)	(1.08)	-	0.01

Innovator S&P 500® Buffer ETF - November
For the period ended 4/30/2020 (Unaudited)	$25.53	(0.10)	(0.57)	(0.67)	-	0.04
For the period 10/31/2019 (d) - 10/31/2019	$25.53	-	-	-	-	-

Innovator S&P 500® Buffer ETF - December
For the period 11/29/2019 (d) - 4/30/2020 (Unaudited)	$26.40	(0.08)	(1.27)	(1.35)	-	0.03

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Net expenses		Net investment income/(loss)	Portfolio turnover rate (b)

(0.98)	$24.33	(2.48)%	$9,733	0.79%		(0.79)%	0%
0.72	$25.31	2.91%	$4,429	0.79%		(0.79)%	186%

(0.62)	$24.56	(2.26)%	$85,952	0.79%		(0.79)%	0%
1.76	$25.18	7.48%	$173,098	0.80%	(e)	(0.80)%	25%
(1.07)	$23.42	(4.35)%	$21,082	0.79%		(0.79)%	4%

(0.63)	$24.90	(2.48)%	$29,253	0.79%		(0.79)%	0%
-	$25.53	-	$2,553	-		-	-

(1.32)	$25.08	(5.00)%	$18,809	0.79%		(0.79)%	68%

The accompanying notes are an integral part of these financial statements.

 INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Distributions Paid to Shareholders	Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Paid from realized gains	Transaction fees (see Note 5)
Innovator S&P 500® Power Buffer ETF - January
For the period ended 4/30/2020 (Unaudited)	$28.13	(0.11)	(1.16)	(1.27)	-	0.03
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.18)	3.20	3.02	-	0.03

Innovator S&P 500® Power Buffer ETF - February
For the period 1/31/2020 (d) - 4/30/2020 (Usnaudited)	$24.52	(0.04)	(1.22)	(1.26)	-	0.01

Innovator S&P 500® Power Buffer ETF - March
For the period 2/28/2020 (d) - 4/30/2020 (Unaudited)	$26.01	(0.03)	(0.22)	(0.25)	-	0.02

Innovator S&P 500® Power Buffer ETF - April
For the period ended 4/30/2020 (Unaudited)	$26.31	(0.10)	(0.50)	(0.60)	(0.80)	0.03
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.46	1.34	-	0.02

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

 INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Net expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(1.24)	$26.89	(4.40)%	$186,889	0.79%	(0.79)%	0%
3.05	$28.13	12.15%	$67,507	0.79%	(0.79)%	0%

(1.25)	$23.27	(5.11)%	$71,548	0.79%	(0.79)%	0%

(0.23)	$25.78	(0.87)%	$65,107	0.79%	(0.79)%	0%

(1.37)	$24.94	(2.24)%	$238,838	0.79%	(0.79)%	0%
1.36	$26.31	5.44%	$129,561	0.79%	(0.79)%	126%

The accompanying notes are an integral part of these financial statements.

 INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:				Distributions Paid to Shareholders	Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Paid from realized gains	Transaction fees (see Note 5)
Innovator S&P 500® Power Buffer ETF - May
For the period 4/30/2020 (d) - 4/30/2020 (Unaudited)	$25.63	-	-		-	-	-

Innovator S&P 500® Power Buffer ETF - June
For the period ended 4/30/2020 (Unaudited)	$26.74	(0.10)	-	(e)	(0.10)	-	0.03
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	1.48		1.39	-	0.02

Innovator S&P 500® Power Buffer ETF - July
For the period ended 4/30/2020 (Unaudited)	$26.36	(0.10)	(0.20)		(0.30)	(0.22)	0.01
For the year ended 10/31/2019	$24.75	(0.20)	1.77		1.57	-	0.04
For the period 8/7/2018 (d) - 10/31/2018	$25.17	(0.04)	(0.39)		(0.43)	-	0.01

Innovator S&P 500® Power Buffer ETF - August
For the period ended 4/30/2020 (Unaudited)	$25.45	(0.10)	(0.28)		(0.38)	(0.34)	0.01
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.44		0.39	-	0.02

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Amount is less than $0.005.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Net expenses	Net investment income/(loss)	Portfolio turnover rate (b)

-	$25.63	-	$2,563	-	-	-

(0.07)	$26.67	(0.27)%	$79,346	0.79%	(0.79)%	0%
1.41	$26.74	5.58%	$20,057	0.79%	(0.79)%	0%

(0.51)	$25.85	(1.12)%	$157,699	0.79%	(0.79)%	8%
1.61	$26.36	6.53%	$92,273	0.79%	(0.79)%	137%
(0.42)	$24.75	(1.68)%	$3,712	0.79%	(0.79)%	0%

(0.71)	$24.74	(1.50)%	$49,476	0.79%	(0.79)%	0%
0.41	$25.45	1.65%	$116,446	0.79%	(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

 INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Distributions Paid to Shareholders	Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Paid from realized gains	Transaction fees (see Note 5)
Innovator S&P 500® Power Buffer ETF - September
For the period ended 4/30/2020 (Unaudited)	$25.15	(0.10)	(0.30)	(0.40)	-	0.01
For the period 8/30/2019 (d) - 10/31/2019	$24.59	(0.03)	0.58	0.55	-	0.01

Innovator S&P 500® Power Buffer ETF - October
For the period ended 4/30/2020 (Unaudited)	$25.16	(0.10)	(0.32)	(0.42)	(0.56)	0.01
For the year ended 10/31/2019	$23.54	(0.20)	1.79	1.59	-	0.03
For the period 9/28/2018 (d) - 10/31/2018	$24.49	(0.01)	(0.95)	(0.96)	-	0.01

Innovator S&P 500® Power Buffer ETF - November
For the period ended 4/30/2020 (Unaudited)	$25.53	(0.10)	(0.32)	(0.42)	-	0.02
For the period 10/31/2019 (d) - 10/31/2019	$25.53	-	-	-	-	-

Innovator S&P 500® Power Buffer ETF - December
For the period 11/29/2019 (d) - 4/30/2020 (Unaudited)	$26.40	(0.08)	(0.91)	(0.99)	-	0.03

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Net expenses		Net investment income/(loss)	Portfolio turnover rate (b)

(0.39)	$24.76	(1.54)%	$29,098	0.79%		(0.79)%	0%
0.56	$25.15	2.29%	$20,122	0.79%		(0.79)%	127%

(0.97)	$24.19	(1.71)%	$226,778	0.79%		(0.79)%	0%
1.62	$25.16	6.90%	$311,363	0.80%	(e)	(0.79)%	3%
(0.95)	$23.54	(3.89)%	$11,180	0.79%		(0.79)%	4%

(0.40)	$25.13	(1.58)%	$43,973	0.79%		(0.79)%	0%
-	$25.53	-	$2,553	-		-	-

(0.96)	$25.44	(3.64)%	$38,157	0.79%		(0.79)%	47%

The accompanying notes are an integral part of these financial statements.

 INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Distributions Paid to Shareholders	Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Paid from realized gains	Transaction fees (see Note 5)
Innovator S&P 500® Ultra Buffer ETF - January
For the period ended 4/30/2020 (Unaudited)	$27.69	(0.11)	(0.72)	(0.83)	-	0.03
For the period 12/31/2018 (d) - 10/31/2019	$25.08	(0.18)	2.77	2.59	-	0.02

Innovator S&P 500® Ultra Buffer ETF - February
For the period 1/31/2020 (d) - 4/30/2020 (Unaudited)	$24.52	(0.04)	(0.77)	(0.81)	-	0.02

Innovator S&P 500® Ultra Buffer ETF - March
For the period 2/28/2020 (d) - 4/30/2020 (Unaudited)	$26.01	(0.03)	(0.03)	(0.06)	-	0.02

Innovator S&P 500® Ultra Buffer ETF - April
For the period ended 4/30/2020 (Unaudited)	$26.22	(0.10)	(2.19)	(2.29)	(0.57)	0.02
For the period 3/29/2019 (d) - 10/31/2019	$24.95	(0.12)	1.37	1.25	-	0.02

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.

The accompanying notes are an integral part of these financial statements.

 INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Net expenses	Net investment income/(loss)	Portfolio turnover rate (b)

(0.80)	$26.89	(2.88)%	$113,608	0.79%	(0.79)%	0%
2.61	$27.69	10.39%	$30,455	0.79%	(0.79)%	0%

(0.79)	$23.73	(3.23)%	$32,626	0.79%	(0.79)%	0%

(0.04)	$25.97	(0.17)%	$30,510	0.79%	(0.79)%	0%

(2.84)	$23.38	(8.87)%	$47,922	0.79%	(0.79)%	0%
1.27	$26.22	5.07%	$19,006	0.79%	(0.79)%	106%

The accompanying notes are an integral part of these financial statements.

 INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Distributions Paid to Shareholders	Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Paid from realized gains	Transaction fees (see Note 5)
Innovator S&P 500® Ultra Power Buffer ETF - May
For the period 4/30/2020 (d) - 4/30/2020 (Unaudited)	$25.63	-	-	-	-	-

Innovator S&P 500® Ultra Buffer ETF - June
For the period ended 4/30/2020 (Unaudited)	$26.65	(0.09)	(0.05)	(0.14)	(1.02)	0.07
For the period 5/31/2019 (d) - 10/31/2019	$25.33	(0.09)	1.37	1.28	-	0.04

Innovator S&P 500® Ultra Buffer ETF - July
For the period ended 4/30/2020 (Unaudited)	$26.31	(0.10)	(0.29)	(0.39)	(1.62)	0.02
For the year ended 10/31/2019	$24.68	(0.20)	1.78	1.58	-	0.05
For the period 8/7/2018 (d) - 10/31/2018	$25.17	(0.04)	(0.46)	(0.50)	-	0.01

Innovator S&P 500® Ultra Buffer ETF - August
For the period ended 4/30/2020 (Unaudited)	$25.45	(0.10)	(0.25)	(0.35)	(0.21)	0.02
For the period 7/31/2019 (d) - 10/31/2019	$25.04	(0.05)	0.44	0.39	-	0.02

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Net expenses		Net investment income/(loss)	Portfolio turnover rate (b)

-	$25.63	-	$2,563	-		-	-

(1.09)	$25.56	(0.31)%	$44,089	0.79%		(0.79)%	0%
1.32	$26.65	5.19%	$2,665	0.80%	(e)	(0.80)%	0%

(1.99)	$24.32	(1.57)%	$102,748	0.79%		(0.79)%	0%
1.63	$26.31	6.62%	$38,809	0.79%		(0.79)%	27%
(0.49)	$24.68	(1.95)%	$3,702	0.79%		(0.79)%	0%

(0.54)	$24.91	(1.31)%	$42,969	0.79%		(0.79)%	0%
0.41	$25.45	1.64%	$18,452	0.79%		(0.79)%	0%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Financial Highlights

Per Share Operating Performance (For a share outstanding throughout

		Investment Operations:			Distributions Paid to Shareholders	Capital Share Transactions:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (c)	Net realized and unrealized gain/(loss)	Total From Investment Operations	Paid from realized gains	Transaction fees (see Note 5)
Innovator S&P 500® Ultra Buffer ETF - September
For the period ended 4/30/2020 (Unaudited)	$25.02	(0.10)	(0.13)	(0.23)	(0.16)	0.04
For the period 8/30/2019 (d) - 10/31/2019	$24.59	(0.03)	0.43	0.40	-	0.03

Innovator S&P 500® Ultra Buffer ETF - October
For the period ended 4/30/2020 (Unaudited)	$25.05	(0.10)	(0.11)	(0.21)	(0.58)	0.01
For the year ended 10/31/2019	$23.64	(0.19)	1.58	1.39	-	0.02
For the period 9/28/2018 (d) - 10/31/2018	$24.49	(0.01)	(0.85)	(0.86)	-	0.01

Innovator S&P 500® Ultra Buffer ETF - November
For the period ended 4/30/2020 (Unaudited)	$25.53	(0.10)	(0.11)	(0.21)	-	0.02
For the period 10/31/2019 (d) - 10/31/2019	$25.53	-	-	-	-	-

Innovator S&P 500® Ultra Buffer ETF - December
For the period 11/29/2019 (d) - 4/30/2020 (Unaudited)	$26.40	(0.08)	(0.56)	(0.64)	-	0.03

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Net investment income/(loss) per share has been calculated based on average shares outstanding during the period.
(d) Commencement of operations.
(e) Includes broker interest expense of 0.01%.

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

each period)	Ratios/Supplemental Data:

				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Net expenses		Net investment income/(loss)	Portfolio turnover rate (b)

(0.35)	$24.67	(0.77)%	$13,568	0.79%		(0.79)%	0%
0.43	$25.02	1.76%	$5,005	0.79%		(0.79)%	112%

(0.78)	$24.27	(0.84)%	$139,563	0.79%		(0.79)%	0%
1.41	$25.05	5.98%	$135,912	0.80%	(e)	(0.79)%	4%
(0.85)	$23.64	(3.47)%	$13,593	0.79%		(0.79)%	3%

(0.19)	$25.34	(0.74)%	$10,770	0.79%		(0.79)%	0%
-	$25.53	-	$2,553	-		-	-

(0.61)	$25.79	(2.32)%	$30,944	0.79%		(0.79)%	48%

The accompanying notes are an integral part of these financial statements.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open–end management investment company.  The Trust currently consists of multiple operational series, of which thirty–six are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations
Innovator S&P 500® Buffer ETF – January	BJAN	December 31, 2018
Innovator S&P 500® Buffer ETF – February	BFEB	January 31, 2020
Innovator S&P 500® Buffer ETF – March	BMAR	February 29, 2020
Innovator S&P 500® Buffer ETF – April	BAPR	March 29, 2019
Innovator S&P 500® Buffer ETF – May	BMAY	April 30, 2020
Innovator S&P 500® Buffer ETF – June	BJUN	May 31, 2019
Innovator S&P 500® Buffer ETF – July	BJUL	August 28, 2018
Innovator S&P 500® Buffer ETF – August	BAUG	July 31, 2019
Innovator S&P 500® Buffer ETF – September	BSEP	August 30, 2019
Innovator S&P 500® Buffer ETF – October	BOCT	September 28, 2018
Innovator S&P 500® Buffer ETF – November	BNOV	October 31, 2019
Innovator S&P 500® Buffer ETF – December	BDEC	November 29, 2019
Innovator S&P 500® Power Buffer ETF – January	PJAN	December 31, 2018
Innovator S&P 500® Power Buffer ETF – February	PFEB	January 31, 2020
Innovator S&P 500® Power Buffer ETF – March	PMAR	February 29, 2020
Innovator S&P 500® Power Buffer ETF – April	PAPR	March 29, 2019
Innovator S&P 500® Power Buffer ETF – May	PMAY	April 30, 2020
Innovator S&P 500® Power Buffer ETF – June	PJUN	May 31, 2019
Innovator S&P 500® Power Buffer ETF – July	PJUL	August 7, 2018
Innovator S&P 500® Power Buffer ETF – August	PAUG	July 31, 2019
Innovator S&P 500® Power Buffer ETF – September	PSEP	August 30, 2019
Innovator S&P 500® Power Buffer ETF – October	POCT	September 28, 2018
Innovator S&P 500® Power Buffer ETF – November	PNOV	October 31, 2019
Innovator S&P 500® Power Buffer ETF – December	PDEC	November 29, 2019
Innovator S&P 500® Ultra Buffer ETF – January	UJAN	December 31, 2018
Innovator S&P 500® Ultra Buffer ETF – February	UFEB	January 31, 2020
Innovator S&P 500® Ultra Buffer ETF – March	UMAR	February 29, 2020
Innovator S&P 500® Ultra Buffer ETF – April	UAPR	March 29, 2019
Innovator S&P 500® Ultra Buffer ETF – May	UMAY	April 30, 2020
Innovator S&P 500® Ultra Buffer ETF – June	UJUN	May 31, 2019
Innovator S&P 500® Ultra Buffer ETF – July	UJUL	August 7, 2018
Innovator S&P 500® Ultra Buffer ETF – August	UAUG	July 31, 2019
Innovator S&P 500® Ultra Buffer ETF – September	USEP	August 30, 2019
Innovator S&P 500® Ultra Buffer ETF – October	UOCT	September 28, 2018
Innovator S&P 500® Ultra Buffer ETF – November	UNOV	October 31, 2019
Innovator S&P 500® Ultra Buffer ETF – December	UDEC	November 29, 2019

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations
Innovator IBD® 50 ETF	FFTY	April 8, 2015
Innovator IBD® ETF Leaders ETF	LDRS	December 20, 2017
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018
Innovator MSCI EAFE Power Buffer ETF - January	IJAN	December 31, 2019
Innovator MSCI EAFE Power Buffer ETF - July	IJUL	June 28, 2019
Innovator MSCI Emerging Markets Power Buffer ETF - January	EJAN	December 31, 2019
Innovator MSCI Emerging Markets Power Buffer ETF - July	EJUL	June 28, 2019
Innovator Nasdaq-100 Power Buffer ETF - January	NJAN	December 31, 2019
Innovator Nasdaq-100 Power Buffer ETF - April	NAPR	March 31, 2020
Innovator Nasdaq-100 Power Buffer ETF - October	NOCT	September 30, 2019
Innovator Russell 2000 Power Buffer ETF - January	KJAN	December 31, 2019
Innovator Russell 2000 Power Buffer ETF - April	KAPR	March 31, 2020
Innovator Russell 2000 Power Buffer ETF - October	KOCT	September 30, 2019

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b–1 fee to their shareholders. The Funds list and principally trade their shares on Cboe BZX Exchange, Inc. (“Cboe BZX” or the “Exchange”). The Funds individually seek to track, before fees and expenses the S&P 500® Price Index up to a respective upside cap while providing a respective buffer for a given annual period.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset value (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over–the–counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open–end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange–traded open–end investment companies which are priced as equity securities. Fixed income securities, swaps, currency–, credit– and commodity–linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

Exchange–traded option contracts (other than FLexible EXchange Option or “FLEX Option” contracts) will be valued at the closing price in the market where such contracts are principally traded. If no closing price is available, they will be fair valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price. OTC options are fair valued at the mean of the most recent bid and asked price, if available, and otherwise at their closing bid price. FLEX Options will be valued at a model–based price provided by the exchange on which the option is traded at the official close of that exchange’s trading date. If the exchange on which the option is traded is unable to provide a model price, FLEX Options prices will be provided by backup provider Super Derivatives. Otherwise, the value of a FLEX Option will be determined by the Pricing Committee in accordance with the Trust’s valuation procedures.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy levels as of April 30, 2020:

BJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$126,184,728	$-	$126,184,728
Short Term Investments	2,766	-	-	2,766
Total Assets	$2,766	$126,184,728	$-	$126,187,494

Liabilities
Options Written	$-	$14,954,160	$-	$14,954,160
Total Liabilities	$-	$14,954,160	$-	$14,954,160

BFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$42,457,215	$-	$42,457,215
Short Term Investments	1,013	-	-	1,013
Total Assets	$1,013	$42,457,215	$-	$42,458,228

Liabilities
Options Written	$-	$5,275,106	$-	$5,275,106
Total Liabilities	$-	$5,275,106	$-	$5,275,106

BMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$23,216,463	$-	$23,216,463
Short Term Investments	990	-	-	990
Total Assets	$990	$23,216,463	$-	$23,217,453

Liabilities
Options Written	$-	$2,601,684	$-	$2,601,684
Total Liabilities	$-	$2,601,684	$-	$2,601,684

BAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$97,937,521	$-	$97,937,521
Short Term Investments	600	-	-	600
Total Assets	$600	$97,937,521	$-	$97,938,121

Liabilities
Options Written	$-	$16,570,768	$-	$16,570,768
Total Liabilities	$-	$16,570,768	$-	$16,570,768

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

BMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$2,934,464	$-	$2,934,464
Total Assets	$-	$2,934,464	$-	$2,934,464

Liabilities
Options Written	$-	$372,808	$-	$372,808
Total Liabilities	$-	$372,808	$-	$372,808

BJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$44,825,706	$-	$44,825,706
Short Term Investments	600	-	-	600
Total Assets	$600	$44,825,706	$-	$44,826,306

Liabilities
Options Written	$-	$374,606	$-	$374,606
Total Liabilities	$-	$374,606	$-	$374,606

BJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$85,408,927	$-	$85,408,927
Short Term Investments	1,038	-	-	1,038
Total Assets	$1,038	$85,408,927	$-	$85,409,965

Liabilities
Options Written	$-	$2,504,217	$-	$2,504,217
Total Liabilities	$-	$2,504,217	$-	$2,504,217

BAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$32,732,376	$-	$32,732,376
Short Term Investments	1,025	-	-	1,025
Total Assets	$1,025	$32,732,376	$-	$32,733,401

Liabilities
Options Written	$-	$1,492,329	$-	$1,492,329
Total Liabilities	$-	$1,492,329	$-	$1,492,329

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

BSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$10,439,092	$-	$10,439,092
Short Term Investments	1,032	-	-	1,032
Total Assets	$1,032	$10,439,092	$-	$10,440,124

Liabilities
Options Written	$-	$589,304	$-	$589,304
Total Liabilities	$-	$589,304	$-	$589,304

BOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$92,426,005	$-	$92,426,005
Short Term Investments	1,736	-	-	1,736
Total Assets	$1,736	$92,426,005	$-	$92,427,741

Liabilities
Options Written	$-	$6,461,301	$-	$6,461,301
Total Liabilities	$-	$6,461,301	$-	$6,461,301

BNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$31,998,148	$-	$31,998,148
Short Term Investments	1,034	-	-	1,034
Total Assets	$1,034	$31,998,148	$-	$31,999,182

Liabilities
Options Written	$-	$2,691,718	$-	$2,691,718
Total Liabilities	$-	$2,691,718	$-	$2,691,718

BDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$21,009,084	$-	$21,009,084
Short Term Investments	772	-	-	772
Total Assets	$772	$21,009,084	$-	$21,009,856

Liabilities
Options Written	$-	$2,167,935	$-	$2,167,935
Total Liabilities	$-	$2,167,935	$-	$2,167,935

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

PJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$208,206,842	$-	$208,206,842
Short Term Investments	2,677	-	-	2,677
Total Assets	$2,677	$208,206,842	$-	$208,209,519

Liabilities
Options Written	$-	$21,333,664	$-	$21,333,664
Total Liabilities	$-	$21,333,664	$-	$21,333,664

PFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$80,340,740	$-	$80,340,740
Short Term Investments	1,039	-	-	1,039
Total Assets	$1,039	$80,340,740	$-	$80,341,779

Liabilities
Options Written	$-	$8,721,339	$-	$8,721,339
Total Liabilities	$-	$8,721,339	$-	$8,721,339

PMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$73,467,602	$-	$73,467,602
Short Term Investments	1,061	-	-	1,061
Total Assets	$1,061	$73,467,602	$-	$73,468,663

Liabilities
Options Written	$-	$8,366,436	$-	$8,366,436
Total Liabilities	$-	$8,366,436	$-	$8,366,436

PAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$293,220,429	$-	$293,220,429
Short Term Investments	600	-	-	600
Total Assets	$600	$293,220,429	$-	$293,221,029

Liabilities
Options Written	$-	$54,389,635	$-	$54,389,635
Total Liabilities	$-	$54,389,635	$-	$54,389,635

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

PMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$2,934,464	$-	$2,934,464
Total Assets	$-	$2,934,464	$-	$2,934,464

Liabilities
Options Written	$-	$372,800	$-	$372,800
Total Liabilities	$-	$372,800	$-	$372,800

PJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$80,822,075	$-	$80,822,075
Short Term Investments	1,013	-	-	1,013
Total Assets	$1,013	$80,822,075	$-	$80,823,088

Liabilities
Options Written	$-	$1,028,547	$-	$1,028,547
Total Liabilities	$-	$1,028,547	$-	$1,028,547

PJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$161,346,413	$-	$161,346,413
Short Term Investments	1,146	-	-	1,146
Total Assets	$1,146	$161,346,413	$-	$161,347,559

Liabilities
Options Written	$-	$3,660,256	$-	$3,660,256
Total Liabilities	$-	$3,660,256	$-	$3,660,256

PAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$50,781,867	$-	$50,781,867
Short Term Investments	1,089	-	-	1,089
Total Assets	$1,089	$50,781,867	$-	$50,782,956

Liabilities
Options Written	$-	$1,937,902	$-	$1,937,902
Total Liabilities	$-	$1,937,902	$-	$1,937,902

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

PSEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$30,848,393	$-	$30,848,393
Short Term Investments	600	-	-	600
Total Assets	$600	$30,848,393	$-	$30,848,993

Liabilities
Options Written	$-	$1,644,251	$-	$1,644,251
Total Liabilities	$-	$1,644,251	$-	$1,644,251

POCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$242,577,949	$-	$242,577,949
Short Term Investments	1,110	-	-	1,110
Total Assets	$1,110	$242,577,949	$-	$242,579,059

Liabilities
Options Written	$-	$15,793,699	$-	$15,793,699
Total Liabilities	$-	$15,793,699	$-	$15,793,699

PNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$47,799,290	$-	$47,799,290
Short Term Investments	1,051	-	-	1,051
Total Assets	$1,051	$47,799,290	$-	$47,800,341

Liabilities
Options Written	$-	$3,706,920	$-	$3,706,920
Total Liabilities	$-	$3,706,920	$-	$3,706,920

PDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$42,018,005	$-	$42,018,005
Short Term Investments	1,032	-	-	1,032
Total Assets	$1,032	$42,018,005	$-	$42,019,037

Liabilities
Options Written	$-	$3,795,772	$-	$3,795,772
Total Liabilities	$-	$3,795,772	$-	$3,795,772

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

UJAN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$121,122,706	$-	$121,122,706
Short Term Investments	1,427	-	-	1,427
Total Assets	$1,427	$121,122,706	$-	$121,124,133

Liabilities
Options Written	$-	$7,501,098	$-	$7,501,098
Total Liabilities	$-	$7,501,098	$-	$7,501,098

UFEB
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$35,048,310	$-	$35,048,310
Short Term Investments	1,021	-	-	1,021
Total Assets	$1,021	$35,048,310	$-	$35,049,331

Liabilities
Options Written	$-	$2,384,690	$-	$2,384,690
Total Liabilities	$-	$2,384,690	$-	$2,384,690

UMAR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$33,499,798	$-	$33,499,798
Short Term Investments	600	-	-	600
Total Assets	$600	$33,499,798	$-	$33,500,398

Liabilities
Options Written	$-	$2,991,165	$-	$2,991,165
Total Liabilities	$-	$2,991,165	$-	$2,991,165

UAPR
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$59,488,097	$-	$59,488,097
Short Term Investments	3,365	-	-	3,365
Total Assets	$3,365	$59,488,097	$-	$59,491,462

Liabilities
Options Written	$-	$11,562,744	$-	$11,562,744
Total Liabilities	$-	$11,562,744	$-	$11,562,744

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

UMAY
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$2,885,336	$-	$2,885,336
Total Assets	$-	$2,885,336	$-	$2,885,336

Liabilities
Options Written	$-	$323,672	$-	$323,672
Total Liabilities	$-	$323,672	$-	$323,672

UJUN
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$44,579,106	$-	$44,579,106
Short Term Investments	600	-	-	600
Total Assets	$600	$44,579,106	$-	$44,579,706

Liabilities
Options Written	$-	$490,866	$-	$490,866
Total Liabilities	$-	$490,866	$-	$490,866

UJUL
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$103,913,355	$-	$103,913,355
Short Term Investments	600	-	-	600
Total Assets	$600	$103,913,355	$-	$103,913,955

Liabilities
Options Written	$-	$1,169,825	$-	$1,169,825
Total Liabilities	$-	$1,169,825	$-	$1,169,825

UAUG
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$44,144,020	$-	$44,144,020
Short Term Investments	1,088	-	-	1,088
Total Assets	$1,088	$44,144,020	$-	$44,145,108

Liabilities
Options Written	$-	$834,564	$-	$834,564
Total Liabilities	$-	$834,564	$-	$834,564

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

USEP
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$14,171,006	$-	$14,171,006
Short Term Investments	600	-	-	600
Total Assets	$600	$14,171,006	$-	$14,171,606

Liabilities
Options Written	$-	$511,607	$-	$511,607
Total Liabilities	$-	$511,607	$-	$511,607

UOCT
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$145,890,248	$-	$145,890,248
Short Term Investments	657	-	-	657
Total Assets	$657	$145,890,248	$-	$145,890,905

Liabilities
Options Written	$-	$6,340,938	$-	$6,340,938
Total Liabilities	$-	$6,340,938	$-	$6,340,938

UNOV
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$11,343,564	$-	$11,343,564
Short Term Investments	1,103	-	-	1,103
Total Assets	$1,103	$11,343,564	$-	$11,344,667

Liabilities
Options Written	$-	$544,388	$-	$544,388
Total Liabilities	$-	$544,388	$-	$544,388

UDEC
	Level 1	Level 2	Level 3	Total
Assets
Purchased Options	$-	$32,826,116	$-	$32,826,116
Short Term Investments	1,011	-	-	1,011
Total Assets	$1,011	$32,826,116	$-	$32,827,127

Liabilities
Options Written	$-	$1,824,638	$-	$1,824,638
Total Liabilities	$-	$1,824,638	$-	$1,824,638

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

There were no Level 3 investments for the Funds during the reporting period.

Option Contracts:

In general, an option contract is an agreement between a buyer and seller that gives the purchaser of the option the right to buy or sell a particular asset at a specified future date at an agreed upon price (commonly known as the “strike price”).

The Funds invest primarily in FLEX Option contracts. FLEX Options are customized option contracts that trade on an exchange but provide investors with the ability to customize key contract terms like strike price, style and expiration date while achieving price discovery in competitive, transparent auctions markets and avoiding the counterparty exposure of over–the–counter options positions. Like traditional exchange–traded options, FLEX Options are guaranteed for settlement by the OCC, a market clearinghouse that guarantees performance by counterparties to certain derivatives contracts. The FLEX Options in which the Funds will invest are all European style options (options that are exercisable only on the expiration date). The FLEX Options are listed on the Chicago Board Options Exchange.

The Funds will purchase and sell call and put FLEX Options. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the index, in case of an index put option) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the index, in case of an index put option) at a certain defined price. Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the index, in case of an index call option) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the index, in case of an index call option) at a certain defined price.

When the Funds purchase an option, an amount equal to the premium paid by the Funds are recorded as an investment and is subsequently adjusted to the current value of the option purchased. If an option expires on the stipulated expiration date or if the Funds enter into a closing sale transaction, a gain or loss is realized. If a call option is exercised, the cost of the security acquired is increased by the premium paid for the call. If a put option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid. Purchased options are non-income producing securities.

When the Funds write an option, an amount equal to the premium received by the Funds are recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gain from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Funds have realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Funds. The Funds, as writers of an option, bear the market risk of an unfavorable change in the price of the security underlying the written option.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

All of the FLEX Option contracts held by the Funds are fully funded and cash settled, therefore balance sheet offsetting under ASC 210 does not apply.

The Fund bears the risk that the OCC will be unable or unwilling to perform its obligations under the FLEX Options contracts. In the unlikely event that the OCC becomes insolvent or is otherwise unable to meet its settlement obligations, the Funds could suffer significant losses. Additionally, FLEX Options may be less liquid than certain other securities such as standardized options. In less liquid market for the FLEX Options, the Funds may have difficulty closing out certain FLEX Options positions at desired times and prices. The Funds may experience substantial downside from specific FLEX Option positions and certain FLEX Option positions may expire worthless. The value of the underlying FLEX Options will be affected by, among others, changes in the value of the exchange, changes in interest rates, changes in the actual and implied volatility of the Index and the remaining time to until the FLEX Options expire. The value of the FLEX Options does not increase or decrease at the same rate as the level of the Index (although they generally move in the same direction). However, as a FLEX Option approaches its expiration date, its value typically increasingly moves with the value of the Index.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The value of derivative instruments on the Statements of Assets and Liabilities for the Funds as of April 30, 2020 are as follows:

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments

	Asset Derivatives	Liability Derivatives
	Investments, at value	Options written, at value
BJAN	$126,184,728	$(14,954,160)
BFEB	42,457,215	(5,275,106)
BMAR	23,216,463	(2,601,684)
BAPR	97,937,521	(16,570,768)
BMAY	2,934,464	(372,808)
BJUN	44,825,706	(374,606)
BJUL	85,408,927	(2,504,217)
BAUG	32,732,376	(1,492,329)
BSEP	10,439,092	(589,304)
BOCT	92,426,005	(6,461,301)
BNOV	31,998,148	(2,691,718)
BDEC	21,009,084	(2,167,935)
PJAN	208,206,842	(21,333,664)
PFEB	80,340,740	(8,721,339)
PMAR	73,467,602	(8,366,436)
PAPR	293,220,429	(54,389,635)
PMAY	2,934,464	(372,800)
PJUN	80,822,075	(1,028,547)
PJUL	161,346,413	(3,660,256)
PAUG	50,781,867	(1,937,902)
PSEP	30,848,393	(1,644,251)
POCT	242,577,949	(15,793,699)
PNOV	47,799,290	(3,706,920)
PDEC	42,018,005	(3,795,772)
UJAN	121,122,706	(7,501,098)
UFEB	35,048,310	(2,384,690)
UMAR	33,499,798	(2,991,165)
UAPR	59,488,097	(11,562,744)
UMAY	2,885,336	(323,672)
UJUN	44,579,106	(490,866)
UJUL	103,913,355	(1,169,825)
UAUG	44,144,020	(834,564)
USEP	14,171,006	(511,607)
UOCT	145,890,248	(6,340,938)
UNOV	11,343,564	(544,388)
UDEC	32,826,116	(1,824,638)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The effect of derivative instruments on the Statement of Operations for the period ended April 30, 2020

	Equity Risk - Call and Put Options not Accounted for as Hedging Instruments

	Amount of Realized Gain/Loss on Derivatives Recognized in Income		Change in Unrealized Appreciation/Depreciation on Derivatives Recognized in Income
	Investments	Options written	Investments	Options written
BJAN	$9,248,124	$(16,189,683)	$(4,810,822)	$(10,151,489)
BFEB	1,456,505	(537,331)	(1,116,193)	(3,055,742)
BMAR	944,724	471,948	(1,024,433)	(272,079)
BAPR	(5,659,344)	1,947,600	9,243,312	(3,272,474)
BMAY	-	-	(150)	(187)
BJUN	1,368,447	812,697	(1,169,524)	936,149
BJUL	1,391,501	356,098	(2,475,200)	381,072
BAUG	64,889	(411,625)	220,291	(223,215)
BSEP	235,841	(13,545)	(431,497)	340,707
BOCT	1,380,374	(3,268,720)	2,015,830	(1,914,990)
BNOV	1,662,529	43,523	(1,150,167)	(1,116,172)
BDEC	1,799,655	(1,349,110)	(1,080,236)	(1,214,577)
PJAN	13,751,994	(16,927,469)	(2,079,196)	(8,433,600)
PFEB	1,220,128	442,950	(486,173)	(2,820,780)
PMAR	1,058,540	287,084	(861,747)	553,336
PAPR	(13,301,478)	3,819,841	31,269,706	(12,961,113)
PMAY	-	-	(150)	(187)
PJUN	2,116,568	917,444	(2,245,714)	6,010,059
PJUL	3,688,690	562,065	(6,457,899)	8,709,896
PAUG	(1,518,484)	(2,584,007)	2,526,045	301,546
PSEP	317,841	(6,177)	(257,475)	329,175
POCT	14,609,387	(5,517,159)	(8,326,676)	(4,396,794)
PNOV	639,297	(298,584)	(104,095)	(1,312,381)
PDEC	2,950,970	(828,497)	(2,064,787)	(1,994,919)
UJAN	4,410,957	(5,688,541)	(171,920)	(208,265)
UFEB	1,895,954	454,847	(2,257,479)	(6,962)
UMAR	1,965,862	1,055,378	(2,189,270)	1,460,860
UAPR	(3,623,737)	376,636	6,095,301	(3,783,585)
UMAY	-	-	(150)	(187)
UJUN	2,961,555	399,077	(610,680)	796,417
UJUL	929,180	(129,241)	(1,282,517)	5,047,542
UAUG	374,960	(107,698)	(411,176)	1,535,176
USEP	37,916	(82,037)	140,147	242,278
UOCT	11,802,791	1,032,295	(9,633,540)	1,483,685
UNOV	121,130	(23,565)	(74,538)	153,668
UDEC	652,803	200,116	(991,843)	639,681

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The average volume of derivative activity during the period ended April 30, 2020, is as follows:

	Purchased Options	Options Written
	Average Monthly Market Value	Average Monthly Market Value
BJAN	$121,913,291	$(12,694,058)
BFEB	32,243,954	(4,490,036)
BMAR	16,215,545	(2,220,636)
BAPR	60,081,344	(5,738,357)
BMAY	2,934,464	(372,808)
BJUN	13,009,462	(383,357)
BJUL	77,235,798	(3,329,966)
BAUG	39,385,139	(1,930,743)
BSEP	6,589,084	(461,760)
BOCT	142,213,766	(8,592,793)
BNOV	31,211,130	(2,339,658)
BDEC	21,128,471	(1,809,300)
PJAN	173,368,903	(16,652,667)
PFEB	50,889,309	(6,455,068)
PMAR	39,319,931	(4,939,113)
PAPR	134,014,959	(15,612,868)
PMAY	2,934,464	(372,800)
PJUN	40,165,136	(1,996,034)
PJUL	110,996,762	(5,454,355)
PAUG	93,709,726	(4,790,206)
PSEP	22,111,827	(1,457,866)
POCT	278,004,363	(18,864,090)
PNOV	51,213,101	(3,705,479)
PDEC	51,629,129	(3,759,364)
UJAN	79,340,250	(5,317,354)
UFEB	20,032,066	(1,478,545)
UMAR	23,993,973	(2,282,813)
UAPR	28,847,661	(3,245,051)
UMAY	2,885,336	(323,672)
UJUN	13,893,039	(320,353)
UJUL	55,994,036	(1,775,244)
UAUG	23,788,513	(850,437)
USEP	6,315,296	(322,511)
UOCT	137,923,414	(7,705,457)
UNOV	9,413,768	(505,638)
UDEC	16,759,971	(957,818)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2020, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2020, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since inception.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid-in capital.

These reclassifications have no effect on net assets or net asset value per share.  For the period ended October 31, 2019, the Funds made the following permanent book-to-tax reclassifications due to different treatment of redemptions for tax purposes:

	Distributable
	Earnings/
	(Accumulated	Paid-In
	Deficit)	Capital
BJAN	$(2,751,942)	$2,751,942
BAPR	(1,959,150)	1,959,150
BJUN	(319,996)	319,996
BJUL	(2,719,069)	2,719,069
BAUG	(1,193,329)	1,193,329
BSEP	(105,375)	105,375
BOCT	(3,634,222)	3,634,222
BNOV	–	–
PJAN	(8,580,814)	8,580,814
PAPR	(2,279,054)	2,279,054
PJUN	(761,580)	761,580
PJUL	(1,892,763)	1,892,763
PAUG	(1,258,720)	1,258,720
PSEP	(307,539)	307,539
POCT	–	–
PNOV	–	–
UJAN	(3,486,394)	3,486,394
UAPR	(338,639)	338,639
UJUN	(14,178)	14,178
UJUL	(1,640,896)	1,640,896
UAUG	(127,202)	127,202
USEP	(26,711)	26,711
UOCT	(3,379,662)	3,379,662
UNOV	–	–

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex–dividend date.  The Funds intend to pay out dividends from their net investment income, if any, annually. Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex–dividend date. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to a investment advisory agreement between the Trust and the Adviser with respect to the Funds (“Advisory Agreement”) and, pursuant to the Advisory Agreement, is responsible for the day–to–day management of the Funds.

Pursuant to the Advisory Agreement, each respective Fund pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.79%. During the term of the Advisory Agreement, the Adviser pays all expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b–1 plan, if any, and extraordinary expenses.

Milliman Financial Risk Management LLC (the “Sub–Adviser”) acts as sub–adviser to the Funds pursuant to a sub–advisory agreement between the Adviser and the Sub–Adviser with respect to the Funds (“Sub–Advisory Agreement”) and, pursuant to the Sub–Advisory Agreement, is responsible for execution of the Sub–Adviser’s strategy for each of the Funds. The Sub–Adviser is responsible for the day–to–day management of the Funds’ portfolios. Pursuant to the Sub–Advisory Agreement between the Adviser and the Sub–Adviser, the Adviser pays the Sub–Adviser a fee for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Trustee compensation is paid for by the Adviser.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

4.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2020, the cost of purchases and proceeds from sales of investment securities, other than short–term investments were as follows:

	Purchases		Sales
	U.S. Government	Other	U.S. Government	Other
BJAN	$-	$-	$-	$-
BFEB	-	-	-	-
BMAR	-	-	-	-
BAPR	-	-	-	-
BMAY	-	-	-	-
BJUN	-	-	-	-
BJUL	-	111,046	-	794,210
BAUG	-	-	-	-
BSEP	-	-	-	-
BOCT	-	-	-	-
BNOV	-	-	-	-
BDEC	-	2,807,196	-	1,413,634
PJAN	-	-	-	-
PFEB	-	-	-	-
PMAR	-	-	-	-
PAPR	-	-	-	-
PMAY	-	-	-	-
PJUN	-	-	-	-
PJUL	-	281	-	26,901
PAUG	-	-	-	-
PSEP	-	-	-	-
POCT	-	-	-	-
PNOV	-	-	-	-
PDEC	-	2,802,339	-	995,976
UJAN	-	-	-	-
UFEB	-	-	-	-
UMAR	-	-	-	-
UAPR	-	-	-	813,825
UMAY	-	-	-	-
UJUN	-	-	-	-
UJUL	-	50,504	-	6,387,741
UAUG	-	-	-	-
USEP	-	6,525	-	-
UOCT	-	-	-	-
UNOV	-	-	-	-
UDEC	-	2,732,441	-	1,101,350

For the period ended April 30, 2020, the Funds did not have in–kind transactions associated with creations and redemptions.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

5.     CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 25,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally for cash. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker–dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. The Funds assess investors a transaction fee of $250 plus 0.05% of the value of the transaction on creations and redemptions (e.g. variable fees) of the respective Fund. Variable fees received by the Funds, if any, are disclosed on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

6.	FEDERAL INCOME TAX INFORMATION

At October 31, 2019, the cost of investments including written options and net unrealized appreciation/(depreciation) for federal income tax purposes were as follows:

	Cost of Portfolio	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation / (Depreciation)
BJAN	$22,392,125	$–	$–	$–
BAPR	41,437,158	–	–	–
BJUN	4,803,898	–	–	–
BJUL	83,668,282	–	–	–
BAUG	47,263,140	–	–	–
BSEP	4,430,443	–	–	–
BOCT	173,099,518	–	–	–
BNOV	2,551,616	–	–	–
PJAN	67,870,615	–	–	–
PAPR	130,024,140	–	–	–
PJUN	20,103,231	–	–	–
PJUL	92,280,136	–	–	–
PAUG	116,540,102	–	–	–
PSEP	20,122,647	–	–	–
POCT	311,369,661	–	–	–
PNOV	2,551,620	–	–	–
UJAN	30,629,555	–	–	–
UAPR	19,076,754	–	–	–
UJUN	2,673,710	–	–	–
UJUL	38,842,085	–	–	–
UAUG	18,469,585	–	–	–
USEP	5,004,832	–	–	–
UOCT	135,933,804	–	–	–
UNOV	2,551,624	–	–	–

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to non–equity options marked–to–market.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

As of October 31, 2019, the components of undistributed or accumulated earnings/loss on a tax basis were as follows:

	Accumulated Capital and Other Losses	Undistributed Net Ordinary Income	Undistributed Capital Gains	Unrealized Appreciation / (Depreciation) on Investments	Total Distributable Earnings / (Accumulated Deficit)
BJAN	$–	$1,017,029	$–	$–	$1,017,029
BAPR	–	–	–	–	–
BJUN	–	–	–	–	–
BJUL	–	–	–	–	–
BAUG	–	–	–	–	–
BSEP	–	62,944	–	–	62,944
BOCT	–	364,243	–	–	364,243
BNOV	(270)	–	–	–	(270)
PJAN	–	–	–	–	–
PAPR	–	1,697,336	1,088,175	–	2,785,511
PJUN	–	–	–	–	–
PJUL	–	770,325	–	–	770,325
PAUG	–	1,011,480	526,956	–	1,538,436
PSEP	–	–	–	–	–
POCT	–	2,195,472	4,873,099	–	7,068,571
PNOV	(270)	–	–	–	(270)
UJAN	–	–	–	–	–
UAPR	–	252,552	161,342	–	413,894
UJUN	–	42,149	59,377	–	101,526
UJUL	–	1,438,742	953,046	–	2,391,788
UAUG	–	97,889	57,578	–	155,467
USEP	–	20,870	11,776	–	32,646
UOCT	–	2,185,521	968,383	–	3,153,904
UNOV	(270)	–	–	–	(270)

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of the next taxable year. During the fiscal period ended October 31, 2019, the Funds did not elect to defer qualified post-October capital or late year ordinary losses.

At October 31, 2019, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for unlimited period as indicated below:

	Indefinite Short-Term	Indefinite Long-Term
BJAN	$–	$–
BAPR	–	–
BJUN	–	–
BJUL	–	–
BAUG	–	–
BSEP	–	–
BOCT	–	–
BNOV	108	162
PJAN	–	–
PAPR	–	–
PJUN	–	–
PJUL	–	–
PAUG	–	–
PSEP	–	–
POCT	–	–
PNOV	108	162
UJAN	–	–
UAPR	–	–
UJUN	–	–
UJUL	–	–
UAUG	–	–
USEP	–	–
UOCT	–	–
UNOV	108	162

To the extent that these loss carryforwards are utilized, capital gains to offset will not be distributed to shareholders.

The Funds did not pay any distributions during the fiscal period ended October 31, 2019.

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

7.     NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements (ASU 2018-13). The amendments in ASU 2018-13 modify the disclosure requirements on fair value measurements in Topic 820. ASU 2018-13 is effective for interim and annual reporting periods beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018-13 and has adopted the disclosure framework.

8.     SUBSEQUENT EVENT

Effective May 1, 2020, Kevin Gustafson was appointed Chief Compliance Officer and Anti-Money Laundering Officer of the Trust following Jim Nash’s April 30, 2020 resignation.

The recent global outbreak of COVID-19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal and Chief Executive Officer (2019–present), Founding Principal and President (2001–2019), Timothy Financial Counsel Inc.	52	None
Joe Stowell 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015–present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007–2015).	52	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019–present); Executive Vice President, Consumer Banking (2016–2019), Chief Risk Officer (2013–2016), MB Financial Bank.	52	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003–2019).

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017–present).	52	None
Officers
John W. Southard 109 N. Hale Street, Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017–present); Director and Co–Founder, T2 Capital Management, LLC (2010–present).	52	Independent Trustee, ETF Managers Group, LLC (2012–2018)
James Nash (c) 10 High Street, Suite 302, Boston, MA 02110 Year of Birth: 1981	Chief Compliance Officer and Anti–Money Laundering Officer	Since 2018	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (2016–Present); Senior Associate and Regulatory Administration Advisor, JPMorgan Chase & Co. (2014–2016).	52	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust and Innovator ETFs Trust II.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
(c)	Jim Nash is an employee of Foreside Fund Officer Services, LLC, a wholly–owned subsidiary of the Funds’ principal underwriter.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1–877–386–3890.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited)

BOARD CONSIDERATIONS REGARDING APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND INVESTMENT SUB–ADVISORY AGREEMENT FOR THE FOLLOWING INNOVATOR FUNDS:

INNOVATOR S&P 500® BUFFER ETF – FEBRUARY, MARCH, MAY, AND DECEMBER INNOVATOR S&P 500® POWER BUFFER ETF – FEBRUARY, MARCH, MAY, AND DECEMBER INNOVATOR S&P 500® ULTRA BUFFER ETF – FEBRUARY, MARCH, MAY, AND DECEMBER

At a quarterly in–person Board meeting held on March 21, 2019, the Trust’s Board considered approval of the Advisory Agreement with Innovator Capital Management, LLC (the “Adviser”), on behalf of the Innovator S&P 500® Buffer ETF – February, March, May, and December, Innovator S&P 500® Power Buffer ETF – February, March, May, and December and Innovator S&P 500® Ultra Buffer ETF – February, March, May, and December ETFs (the “Funds”), and the Sub–Advisory Agreement among the Trust, on behalf of the Funds, the Adviser and Milliman Financial Risk Management LLC (the “Sub–Adviser”), for an initial two–year term. The Board determined that the agreements were in the best interests of the Funds in light of the extent and quality of the services expected to be provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination, the Board considered its duties under the Investment Company Act of 1940, as amended (the “1940 Act”), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisers with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the agreements, the Independent Trustees received a separate report from each of the Adviser and the Sub–Adviser in advance of the Meeting responding to a request for information provided on behalf of the Independent Trustees that, among other things, outlined the services to be provided by the Adviser and the Sub–Adviser to the Funds (including the relevant personnel responsible for these services and their experience); the proposed unitary fee rate payable by each Fund as compared to fees charged to peer groups of the Funds and as compared to fees charged to other clients of the Adviser and the Sub–Adviser, including other ETFs managed by the Adviser and the Sub–Adviser; the estimated expenses of the Funds as compared to expense ratios of the funds in the respective Fund’s peer group; the nature of the expenses to be incurred in providing services to the Funds and the potential for economies of scale, if any; financial data on the Adviser and the Sub–Adviser; any fall–out benefits accruing to the Adviser or the Sub–Adviser; and information on the Adviser’s and the Sub–Adviser’s compliance programs. The Independent Trustees also met separately with their Independent Counsel to discuss the information provided by the Adviser and the Sub–Adviser. The Board applied its business judgment to determine whether the arrangements between the Trust and the Adviser and among the Trust, the Adviser and the Sub–Adviser are reasonable business arrangements from each Fund’s perspective as well as from the perspective of each Fund’s shareholders.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

In evaluating whether to approve the agreements, the Board applied its business judgment and considered the nature, extent and quality of the services to be provided by the Adviser and Milliman pursuant to the agreements. With respect to the investment management agreement, the Board considered that the Adviser will be responsible for the overall management and administration of the Funds and reviewed all of the services to be provided by the Adviser to the Funds, including oversight of Milliman, as well as the background and experience of the persons responsible for such services. The Board noted that the Adviser will oversee Milliman’s day–to–day management of each of the Fund’s investments, including portfolio risk monitoring and performance review. In reviewing the services to be provided, the Board noted the compliance program that had been developed by the Adviser included an adequate program for monitoring the Adviser’s, Milliman’s and each Fund’s compliance with the 1940 Act, as well as each Fund’s compliance with its investment objective and policies. With respect to the sub–advisory agreement, the Board reviewed the materials provided by Milliman and noted the background and experience of Milliman’s portfolio management team and Milliman’s investment style. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of the services to be provided to the Funds by the Adviser and Milliman under the agreements were expected to be satisfactory.

Since the Funds had yet to commence investment operations, the Board could not consider the historical investment performance of the Funds.

The Board considered the proposed unitary fee rate payable by each Fund under the investment management agreement for the services to be provided. The Board noted that, under the unitary fee arrangement, each Fund would pay the Adviser a unitary fee equal to an annual rate of 0.79% of its average daily net assets. The Board considered that, from the unitary fee for each of the Funds, the Adviser would pay Milliman an annual sub–advisory fee equal to 0.12% on the Fund assets under management.

The Board noted that the Adviser would be responsible for the Funds’ expenses, including the cost of transfer agency, custody, fund administration, legal, audit and other services and license fees (if any), but excluding the fee payment under the investment management agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, and extraordinary expenses. The Board received and reviewed information for the Funds showing the advisory fee rates and expense ratios of the funds comprising of each Fund’s peer group, as well as advisory fee rates charged by the Adviser and Milliman to other funds (including ETFs) and non–fund clients, as applicable.

In light of the information considered and the nature, extent and quality of the services expected to be provided to the Funds under the agreements, the Board determined that the proposed unitary fee for each of the Funds, including the fee rate to be paid by the Adviser to Milliman from the unitary fee, was fair.

INNOVATOR ETFs TRUST

Board Considerations Regarding Approval of Investment Management Agreement (Unaudited) (Continued)

The Board noted that the proposed unitary fee for each of the Funds were structured to pass the benefits of any economies of scale on to shareholders as the respective Fund’s assets grow. The Board noted that any reduction in fixed costs associated with the management of the respective Fund would benefit the Adviser and Milliman, but that the unitary fee structure provides a level of certainty in expenses for each of the Funds. The Board noted that the Adviser is continuing to invest in personnel and infrastructure for the Innovator fund complex.

Because the Funds have not yet commenced operations and the actual asset base of the Funds have not yet been determined, the Board noted that there was no historical profitability information with respect to the Funds to be reviewed. The Board noted that it would review profitability information in connection with subsequent renewals of the agreements. The Board also noted that, as a startup, the Adviser will likely have little to no profitability in the first few years of the Funds’ operation.

The Board considered potential “fall–out” or ancillary benefits anticipated to be received by the Adviser and Milliman. The Board concluded that the character and amount of potential fall–out benefits to the Adviser and Milliman were consistent with the types of benefits generally derived by investment managers and sub–advisers to funds.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the agreements are fair and that the approval of the agreements is in the best interests of the Funds. No single factor was determinative in the Board’s analysis.

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.      INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–800–208–5212 or visiting www.innovatoretfs.com.

2.     PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–877–386–3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.     INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Trust’s Form N-Q or Part F of Form N-PORT is available without charge, upon request, by calling 1-877-386-3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N-Q or Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

4.     HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi–annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1–877–FUND890 (877–386–3890) to change the status of your existing account.  You may change your status at any time.

5.     ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e–mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

6.     TAX NOTICE

For the fiscal year ended October 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the taxable year ended October 31, 2019, the percentage of ordinary income dividends paid by the Funds that qualify for the dividends received deduction available to corporations was 0.00%.

For the taxable year ended October 31, 2019, the Funds didn’t pay any ordinary income distributions that were designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street,

Wheaton, IL 60187

INVESTMENT SUB–ADVISOR

Milliman Financial Risk Management LLC

71 S. Wacker Drive, 31st Floor

Chicago, IL 60606

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Letter to Shareholders	3
Fund Performance	5
Expense Example	13
Schedules of Investments	15
Statements of Assets and Liabilities	28
Statements of Operations	29
Statements of Changes in Net Assets	30
Financial Highlights	32
Notes to Financial Statements	34
Trustees and Officers	49
Additional Information	51

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited)

Dear Valued Shareholders,

The following shareholder letter covers the period ended April 30, 2020.

Thank you for your interest in our suite of Innovator Investor’s Business Daily (IBD) ETFs and the Loup Frontier Tech ETF. We are grateful for our successful partnership with IBD, Loup Ventures and Gene Munster.

The markets have had quite the year. The S&P 500 index ended 2019 with performance of 28.88%. Some geopolitical risks including tensions between the U.S. and China eased a bit, and this helped contribute to the overall strong, positive market. Unfortunately, market gains and overall investor confidence faded during the first four months of 2020. The coronavirus pandemic not only led to countless lives lost, but also to a multi-country shutdown, that impacted global markets and U.S. markets negatively. Towards the end of April however, talks of reopening the economy led to measured optimism.

The IBD ETFs have struggled during the period compared to the S&P 500 index. These products tend to be more “growthy” in nature compared to the broad index, but importantly, must still meet specific fundamental and earnings growth standards set forth by IBD. During this time, there has been healthy exposure to sectors such as Information Technology that more recently has seen a bit of a “comeback.” In contrast, at the beginning of 2020, the ETFs largely avoided industries such as semiconductors and biotechs because companies in these sectors did not meet the standards described above to be selected. While avoiding these industries in the beginning of the year led to some underperformance, it was a benefit later when these companies fell steeply, particularly during March and April.

The Innovator Loup Frontier Tech ETF has been consistent in its positioning as an ETF focused on investing in companies that influence the future of technology. A question posed more often now, however, is how technology and people will need to adapt in a post-coronavirus world. The team recently expressed that longevity is important in evaluating change. There are temporary and accelerated changes. An example of a temporary change is, in the team’s opinion, spikes in essential products such as meal kits, paper products, etc., which they do not believe is likely to be sustained. Accelerated changes include those changes in which the value of an existing product is being seen more clearly and is likely to be adopted in a more permanent manner. For instance, the ease of telemedicine for most use cases is one that the team believes will accelerate both during and after this pandemic. The team continues to remain focused on the latter type of change. While there can be temporary disconnects in performance, particularly during challenging markets when these types of companies often underperform the broader market, the Innovator Loup Frontier Tech ETF is focused on investing in companies advancing and influencing the future of technology.

3

INNOVATOR ETFs TRUST

Letter to Shareholders (Unaudited) (Continued)

We are pleased to report that none of the ETFs will pay a capital gain distribution for the reporting period.

We at Innovator remain grateful for the trust and support you have put in us.

Sincerely,

Bruce Bond

Chief Executive Officer

The views in this report were those of the Fund’s CEO as of April 30, 2020 and may not reflect his views on the date that this report is first published or anytime thereafter. These views are intended to assist shareholders in understanding their investments and do not constitute investment advice.

Investing involves risks. Principal loss is possible. An ETF that concentrates its investments in the securities of a particular industry, market, sector, or geographic area may be more volatile than a fund that invests in a broader range of industries. Additionally, the Fund may invest in securities that have additional risks. Foreign companies can be more volatile, less liquid, and subject to the risk of currency fluctuations. This risk is greater for emerging markets. Small- and mid-cap companies can have limited liquidity and greater volatility than large-cap companies.

This material must be accompanied by a prospectus. Read carefully before investing.

Innovator ETFs are distributed by Foreside Fund Services, LLCs

4

INNOVATOR IBD® 50 ETF

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® 50 ETF from its inception (April 8, 2015) to April 30, 2020 as compared with the S&P 500® Index.

	Average Annual Total Returns As of April 30, 2020
	1 Year	3 Years	5 Years	Since Inception (a)
Innovator IBD® 50 ETF
NAV Return	-13.17%	4.57%	4.85%	3.73%
Market Return	-13.04%	4.57%	4.85%	3.76%
S&P 500® Index	0.86%	9.04%	9.12%	9.06%
IBD® 50 Index (b)	-12.94%	5.62%	6.18%	-4.78%	(c)

(a)	Inception date is April 8, 2015.
(b)	The Fund began tracking the IBD® 50 Index on November 20, 2017.
(c)	Since Inception return is cumulative and from the date the Fund began tracking the IBD® 50 Index, November 20, 2017.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the gross and net expense ratios of the Fund were 0.78% and 0.80%, respectively. For the most recent month–end performance, please visit the Fund’s website at innovatoretfs.com

5

INNOVATOR IBD® 50 ETF

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Total return calculations reflect the effect of the Advisor’s expense limitation agreement for the Fund.  Returns shown for the Fund, the S&P 500® Index and the IBD® 50 Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® 50 Index is a weekly, rule–based, computer–generated stock index compiled and published by Investor’s Business Daily® that seeks to identify the current top 50 growth stocks.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/FFTY.

6

INNOVATOR IBD® ETF LEADERS ETF

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® ETF Leaders ETF from its inception (December 20, 2017) to April 30, 2020 as compared with the S&P 500® Index and IBD® ETF Leaders Index.

	Average Annual Total Returns As of April 30, 2020
	1 Year	Since Inception (a)
Innovator IBD® ETF Leaders ETF
NAV Return	-15.27%	-11.99%
Market Return	-15.18%	-12.03%
S&P 500® Index	0.86%	5.65%
IBD® ETF Leaders Index	-14.70%	-11.43%

(a)	Inception date is December 2

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.95%. This expense ratio includes acquired fund fees and expenses of 0.34%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

7

INNOVATOR IBD® ETF LEADERS ETF

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, the S&P 500® Index and the IBD® ETF Leaders Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® ETF Leaders Index is a rule–based index compiled and published by Investor’s Business Daily® that seeks to outperform the broader equity and fixed income markets.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LDRS.

8

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator IBD® Breakout Opportunities ETF from its inception (September 12, 2018) to April 30, 2020 as compared with the S&P 500® Index and IBD® Breakout Stocks Index.

	Average Annual Total Returns As of April 30, 2020
	1 Year	Since Inception (a)
Innovator IBD® Breakout Opportunities ETF
NAV Return	-1.57%	-11.63%
Market Return	-0.76%	-11.28%
S&P 500® Index	0.86%	2.51%
IBD® Breakout Stocks Index	-0.58%	-10.65%

(a)	Inception date is September 12, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.84%. This expense ratio includes acquired fund fees and expenses of 0.04%. For the most recent month–end performance, please visit the Fund’s website at innovatoretfs.com

9

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, the S&P 500® Index and the IBD® Breakout Stocks Index include the reinvestment of all dividends, if any.

The S&P 500® Index is an unmanaged, capitalization–weighted index generally representative of the U.S. market for large capitalization stocks.

The IBD® Breakout Stocks Index is a rule–based index compiled and published by Investor’s Business Daily® that seeks to provide opportunistic investment exposure to those stocks with the potential to “break out” or experience a period of sustained price growth beyond the stock’s recent “resistance level,” with consideration for various market conditions.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/BOUT.

10

INNOVATOR LOUP FRONTIER TECH ETF

Fund Performance

April 30, 2020 (Unaudited)

The following chart compares the value of a hypothetical $10,000 investment in the Innovator Loup Frontier Tech ETF from its inception (July 24, 2018) to April 30, 2020 as compared with the Dow Jones Global Index and Loup Frontier Tech Index.

	Average Annual Total Returns As of April 30, 2020
	1 Year	Since Inception (a)
Innovator Loup Frontier Tech ETF
NAV Return	2.39%	2.86%
Market Return	2.72%	2.88%
Dow Jones Global Index	-5.58%	-1.93%
Loup Frontier Tech Index	3.27%	3.42%

(a)	Inception date is July 24, 2018.

Performance data quoted represents past performance and does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted. As of the latest prospectus, the net expense ratio of the Fund was 0.70%. For the most recent performance, please visit the Fund’s website at innovatoretfs.com.

11

INNOVATOR LOUP FRONTIER TECH ETF

Fund Performance

April 30, 2020 (Unaudited) (Continued)

The line graph and performance table do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of Fund shares. Returns shown for the Fund, the Dow Jones Global Index and the Loup Frontier Tech Index include the reinvestment of all dividends, if any.

The Dow Jones Global Index is an unmanaged, capitalization–weighted index generally representative of the global market.

The Loup Frontier Tech Index is a rules–based stock index that seeks to identify and track those companies identified as being on the frontier of the development of new technologies that have the potential to have an outsized influence on the future.

The Fund’s portfolio holdings may differ significantly from the securities held in the relevant index and, unlike an exchange–traded fund, the performance of an unmanaged index does not reflect deductions for transaction costs, taxes, management fees or other expenses.

You cannot invest directly in an index.

Premium/Discount Information:

Information regarding the differences between the price of the Fund’s shares on the secondary market and the Fund’s net asset value is available at Innovatoretfs.com/LOUP.

12

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2020 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) ongoing costs, including management fees, and other Fund expenses; and (2) transaction costs, including brokerage commissions on the purchase and sale of Fund shares. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2019 to April 30, 2020 for each Fund.

Actual Expenses

The first line under each Fund in the following table provides information about actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the applicable line under the heading titled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line under each Fund in the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds with other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on the purchase and sale of Fund shares.  Therefore, the second line under the Fund in the table is useful in comparing the ongoing Fund costs only and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs could have been higher.

13

INNOVATOR ETFs TRUST

Expense Example

For the Period Ended April 30, 2020 (Unaudited) (Continued)

			Expenses	Annualized Expense
	Beginning Account	Ending Account	Paid During the	Ratio for the
	Value	Value	Period (a)	Period
Innovator IBD 50® ETF (NAV)				0.80%
Actual	$1,000.00	$905.50	$3.79
Hypothetical	1,000.00	1,020.89	4.02
Innovator IBD® ETF Leaders ETF (NAV)				0.60%
Actual	1,000.00	827.70	2.73
Hypothetical	1,000.00	1,021.88	3.02
Innovator IBD® Breakout Opportunities ETF (NAV)				0.80%
Actual	1,000.00	1,048.80	4.08
Hypothetical	1,000.00	1,020.89	4.02
Innovator Loup Frontier Tech ETF (NAV)				0.70%
Actual	1,000.00	1,108.90	3.67
Hypothetical	1,000.00	1,021.38	3.52

(a)	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the six month period).

14

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 93.02%
Advertising – 0.55%
The Trade Desk, Inc. – Class A (a)	3,832	$1,121,167

Biotechnology – 7.03%
Alexion Pharmaceuticals, Inc. (a)	9,008	968,090
Emergent BioSolutions, Inc. (a)	98,404	7,276,975
Vertex Pharmaceuticals, Inc. (a)	24,325	6,110,440
		14,355,505
Commercial Services – 1.85%
Verisk Analytics, Inc.	24,764	3,784,682

Computers – 9.97%
EPAM Systems, Inc. (a)	27,979	6,180,281
Globant SA (a)(b)	53,676	6,208,702
Lumentum Holdings, Inc. (a)(b)	87,371	7,069,188
Qualys, Inc. (a)(b)	8,704	917,750
		20,375,921
Diversified Financial Services – 4.81%
PennyMac Financial Services, Inc.	136,062	4,104,991
Tradeweb Markets, Inc. – Class A	109,593	5,716,371
		9,821,362
Energy–Alternate Sources – 0.53%
SolarEdge Technologies, Inc. (a)(b)	9,801	1,093,694

Healthcare–Products – 3.64%
Quidel Corp. (a)	7,566	1,051,674
Repligen Corp. (a)(b)	8,320	966,368
ResMed, Inc.	34,901	5,420,823
		7,438,865
Housewares – 2.83%
The Scotts Miracle–Gro Co. (b)	15,593	1,934,000
The Toro Co	60,160	3,838,810
		5,772,810
Insurance – 0.91%
Palomar Holdings, Inc. (a)	31,744	1,857,024

The accompanying notes are an integral part of these financial statements.

15

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

	Shares	Value
Internet – 6.67%
Alibaba Group Holding Ltd. – ADR (a)	4,457	$903,300
Facebook, Inc. – Class A (a)	20,543	4,205,358
GoDaddy, Inc. – Class A (a)	28,720	1,994,030
Netflix, Inc. (a)	15,548	6,527,828
		13,630,516
Mining – 8.77%
Barrick Gold Corp.	212,432	5,463,751
Franco–Nevada Corp. (b)	49,986	6,608,649
Kirkland Lake Gold Ltd. (b)	140,945	5,837,942
		17,910,342
Pharmaceuticals – 5.66%
Bristol–Myers Squibb Co.	92,213	5,607,472
DexCom, Inc. (a)(b)	11,677	3,914,130
Pacira BioSciences, Inc. (a)	49,230	2,032,707
		11,554,309
Semiconductors – 15.29%
Advanced Micro Devices, Inc. (a)(b)	66,962	3,508,139
Applied Materials, Inc.	71,858	3,569,905
KLA Corp. (b)	35,396	5,808,130
NVIDIA Corp.	22,899	6,692,920
Power Integrations, Inc. (b)	40,815	4,177,415
Silicon Motion Technology Corp. – ADR	41,959	1,843,678
Taiwan Semiconductor Manufacturing Co. Ltd.– ADR	106,095	5,636,827
		31,237,014
Shipbuilding – 0.94%
Huntington Ingalls Industries, Inc.	10,064	1,926,350

Software – 23.10%
Adobe, Inc. (a)	19,456	6,880,419
Atlassian Corp. PLC – Class A (a)	6,274	975,544
Autodesk, Inc. (a)	21,351	3,995,413
Box, Inc. – Class A (a)(b)	119,176	1,923,501
Dropbox, Inc. – Class A (a)	187,506	3,941,376
GSX Techedu, Inc. – ADR (a)(b)	55,375	2,190,635
Microsoft Corp. (b)	37,764	6,767,686
MSCI, Inc.	2,917	953,859

The accompanying notes are an integral part of these financial statements.

16

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

	Shares	Value
ServiceNow, Inc. (a)(b)	21,896	$7,697,320
Veeva Systems, Inc. – Class A (a)(b)	35,640	6,800,112
Zoom Video Communications, Inc. – Class A (a)(b)	37,381	5,052,790
		47,178,655
Transportation – 0.47%
ZTO Express Cayman, Inc. – ADR (b)	32,314	961,665
TOTAL COMMON STOCKS (Cost $175,973,586)		190,019,881

REAL ESTATE INVESTMENT TRUSTS – 1.89%
Office Property – 1.89%
Alexandria Real Estate Equities, Inc.	12,416	1,950,430
Kilroy Realty Corp. (b)	30,696	1,911,133
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,887,420)		3,861,563

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 27.16%
Mount Vernon Liquid Assets Portfolio, LLC, 0.48% (c)	55,471,338	55,471,338
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $55,471,338)		55,471,338

SHORT TERM INVESTMENTS – 0.05%
Money Market Funds – 0.05%
Fidelity Government Portfolio – Class I, 0.16% (c)	91,804	91,804
TOTAL SHORT TERM INVESTMENTS (Cost $91,804)		91,804

Total Investments (Cost $235,424,148) – 122.12%		249,444,586
Liabilities in Excess of Other Assets – (22.12)%		(45,181,314)
TOTAL NET ASSETS – 100.00%		$204,263,272

The accompanying notes are an integral part of these financial statements.

17

INNOVATOR IBD® 50 ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Common Stocks	93.02%
Real Estate Investment Trusts	1.89
Investments Purchased with Proceeds From Securities Lending	27.16
Short Term Investments	0.05
Total Investments	122.12
Liabilities in Excess of Other Assets	(22.12)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non–income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2020. The total value of securities on loan is $52,922,557, or 25.91% of net assets. See Note 6.
(c)	Represents annualized seven–day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

18

INNOVATOR IBD® ETF LEADERS ETF

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS – 99.77%
Other Investment Pools and Funds – 99.77%
AGFiQ US Market Neutral Anti–Beta Fund	65,232	$1,619,057
Cambria Tail Risk ETF	71,523	1,627,862
Fidelity Total Bond ETF	774	40,914
First Trust TCW Opportunistic Fixed Income ETF	765	41,234
FlexShares iBoxx 3–Year Target Duration TIPS Index Fund	13,212	328,847
Goldman Sachs Access Investment Grade Corporate Bond ETF	30,636	1,631,979
Goldman Sachs Access Treasury 0–1 Year ETF	414	41,665
Invesco 1–30 Laddered Treasury ETF	1,044	41,436
Invesco BulletShares 2022 Corporate Bond ETF	1,908	41,098
Invesco BulletShares 2023 Corporate Bond ETF	1,908	40,812
Invesco BulletShares 2024 Corporate Bond ETF (a)	1,908	40,850
Invesco BulletShares 2025 Corporate Bond ETF	1,908	41,079
Invesco Treasury Collateral ETF	387	41,014
iShares 10–20 Year Treasury Bond ETF	243	40,863
iShares 1–3 Year Treasury Bond ETF (a)	477	41,404
iShares 20+ Year Treasury Bond ETF (a)	243	40,518
iShares 3–7 Year Treasury Bond ETF	315	42,002
iShares 7–10 Year Treasury Bond ETF (a)	333	40,516
iShares Aaa – A Rated Corporate Bond ETF	729	41,232
iShares Core Total USD Bond Market ETF	765	40,775
iShares Core U.S. Aggregate Bond ETF	351	41,102
iShares iBonds Dec 2023 Term Corporate ETF	1,602	41,187
iShares iBoxx $ Investment Grade Corporate Bond ETF (a)	315	40,689
iShares MBS ETF	378	41,996
iShares Short Treasury Bond ETF	369	40,926
iShares TIPS Bond ETF	2,709	328,629
iShares Treasury Floating Rate Bond ETF	819	41,196
iShares US Treasury Bond ETF	1,476	41,417

The accompanying notes are an integral part of these financial statements.

19

INNOVATOR IBD® ETF LEADERS ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

	Shares	Value
Schwab Intermediate–Term U.S. Treasury ETF	702	$41,228
Schwab Short–Term U.S. Treasury ETF	792	40,954
Schwab U.S. Aggregate Bond ETF	738	41,166
Schwab US TIPS ETF	5,571	329,079
SPDR Bloomberg Barclays 1–10 Year TIPS ETF	16,407	327,812
SPDR Portfolio Aggregate Bond ETF	1,350	41,310
SPDR Portfolio Long Term Treasury ETF	864	41,213
SPDR Portfolio Short Term Treasury ETF	1,341	41,182
Vanguard Extended Duration Treasury ETF	252	43,032
Vanguard Intermediate–Term Bond ETF	450	41,076
Vanguard Intermediate–Term Treasury ETF	594	41,835
Vanguard Long–Term Bond ETF	378	41,455
Vanguard Long–Term Treasury ETF (a)	405	41,237
Vanguard Mortgage–Backed Securities ETF (a)	756	41,308
Vanguard Short–Term Bond ETF	495	40,927
Vanguard Short–Term Inflation–Protected Securities ETF	6,651	328,626
Vanguard Short–Term Treasury ETF	657	40,918
Vanguard Total Bond Market ETF	468	40,955
WisdomTree Floating Rate Treasury Fund	1,638	41,147
WisdomTree Yield Enhanced US Aggregate Bond Fund	774	41,115
TOTAL EXCHANGE TRADED FUNDS (Cost $8,365,308)		8,169,874

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 2.86%
Mount Vernon Liquid Assets Portfolio, LLC, 0.48% (b)	234,387	234,387
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $234,387)		234,387

The accompanying notes are an integral part of these financial statements.

20

INNOVATOR IBD® ETF LEADERS ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

	Shares	Value
SHORT TERM INVESTMENTS – 0.27%
Money Market Funds – 0.27%
Fidelity Government Portfolio – Class I, 0.16% (b)	21,738	$21,738
TOTAL SHORT TERM INVESTMENTS (Cost $21,738)		21,738

Total Investments (Cost $8,621,433) – 102.90%		8,425,999
Liabilities in Excess of Other Assets – (2.90)%		(237,289)
TOTAL NET ASSETS – 100.00%		$8,188,710

Asset Type	% of Net Assets
Exchange Traded Funds	99.77%
Investments Purchased with Proceeds From Securities Lending	2.86
Short Term Investments	0.27
Total Investments	102.90
Liabilities in Excess of Other Assets	(2.90)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

(a)	All or a portion of this security is on loan as of April 30, 2020. The total value of securities on loan is $228,743, or 2.79% of net assets. See Note 6.
(b)	Represents annualized seven–day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

21

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.91%
Biotechnology – 12.83%
BioMarin Pharmaceutical, Inc. (a)(b)	290	$26,685
Bio–Rad Laboratories, Inc. – Class A (a)	585	257,458
Genmab A/S – ADR (a)	1,175	28,588
Zentalis Pharmaceuticals, Inc. (a)	9,715	340,996
		653,727
Commercial Services – 11.89%
Booz Allen Hamilton Holding Corp.	2,235	164,138
MarketAxess Holdings, Inc.	400	182,004
PayPal Holdings, Inc. (a)	2,115	260,145
		606,287
Computers – 3.21%
Qualys, Inc. (a)(b)	1,550	163,432

Healthcare–Products – 18.40%
Abbott Laboratories	1,800	165,762
Danaher Corp.	1,540	251,727
Edwards Lifesciences Corp. (a)	380	82,650
Repligen Corp. (a)(b)	245	28,457
STERIS PLC (b)	1,145	163,163
West Pharmaceutical Services, Inc.	1,300	246,038
		937,797
Healthcare–Services – 5.31%
Chemed Corp. (b)	650	270,771

Household Products & Wares – 6.03%
Reynolds Consumer Products, Inc.	9,485	307,598

Insurance – 3.09%
The Progressive Corp.	2,040	157,692

Internet – 2.23%
Amazon.com, Inc. (a)(b)	35	86,590
Netflix, Inc. (a)	65	27,290
		113,880
Media – 5.68%
Charter Communications, Inc. – Class A (a)	585	289,710

The accompanying notes are an integral part of these financial statements.

22

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

	Shares	Value
Pharmaceuticals – 8.01%
Arvinas, Inc. (a)	5,655	$296,888
Bristol–Myers Squibb Co.	1,360	82,702
DexCom, Inc. (a)	85	28,492
		408,082
Semiconductors – 6.35%
Advanced Micro Devices, Inc. (a)	505	26,457
Entegris, Inc. (b)	4,960	268,981
Taiwan Semiconductor Manufacturing Co. Ltd. – ADR	535	28,425
		323,863
Software – 16.88%
Adobe, Inc. (a)	80	28,292
Autodesk, Inc. (a)	1,645	307,829
Cerner Corp. (b)	3,490	242,171
Five9, Inc. (a)	870	80,623
Microsoft Corp.	490	87,813
MSCI, Inc.	260	85,020
Veeva Systems, Inc. – Class A (a)(b)	150	28,620
		860,368
TOTAL COMMON STOCKS (Cost $4,904,720)		5,093,207

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 21.16%
Mount Vernon Liquid Assets Portfolio, LLC, 0.48% (c)	1,078,418	1,078,418
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,078,418)		1,078,418

SHORT TERM INVESTMENTS – 0.13%
Money Market Funds – 0.13%
Fidelity Government Portfolio – Class I, 0.16% (c)	6,650	6,650
TOTAL SHORT TERM INVESTMENTS (Cost $6,650)		6,650

Total Investments (Cost $5,989,788) – 121.20%		6,178,275
Liabilities in Excess of Other Assets – (21.20)%		(1,080,675)
TOTAL NET ASSETS – 100.00%		$5,097,600

The accompanying notes are an integral part of these financial statements.

23

INNOVATOR IBD® BREAKOUT OPPORTUNITIES ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Asset Type	% of Net Assets
Common Stocks	99.91%
Investments Purchased with Proceeds From Securities Lending	21.16
Short Term Investments	0.13
Total Investments	121.20
Liabilities in Excess of Other Assets	(21.20)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non–income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2020. The total value of securities on loan is $1,029,594, or 20.20% of net assets. See Note 6.
(c)	Represents annualized seven–day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

24

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

April 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS – 99.70%
Aerospace/Defense – 2.82%
AeroVironment, Inc. (a)	4,912	$295,997

Auto Manufacturers – 5.59%
Tesla, Inc. (a)(b)	752	587,974

Auto Parts & Equipment – 2.87%
Visteon Corp. (a)	5,008	301,982

Computers – 2.88%
Lumentum Holdings, Inc. (a)(b)	3,744	302,927

Electrical Components & Equipment – 5.50%
LG Innotek Co., Ltd.	2,624	284,269
Novanta, Inc. (a)	3,384	294,036
		578,305
Electronics – 14.44%
ABB Ltd.	13,984	265,482
Coherent, Inc. (a)	2,208	282,337
II–VI, Inc. (a)(b)	10,880	374,490
Omron Corp.	5,600	331,883
Trimble, Inc. (a)	7,608	263,465
		1,517,657
Healthcare–Products – 2.61%
Intuitive Surgical, Inc. (a)(b)	536	273,832

Internet – 10.84%
Baidu, Inc. – ADR (a)	4,296	433,595
Snap, Inc. – Class A (a)(b)	40,072	705,667
		1,139,262
Machinery–Diversified – 9.49%
Harmonic Drive Systems, Inc.	7,200	337,474
Rockwell Automation, Inc. (b)	1,800	341,064
Yaskawa Electric Corp.	9,600	318,912
		997,450
Miscellaneous Manufacturing – 7.85%
Axon Enterprise, Inc. (a)(b)	6,936	504,317
Fabrinet (a)	5,112	320,778
		825,095

The accompanying notes are an integral part of these financial statements.

25

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

	Shares	Value
Semiconductors – 26.17%
Advanced Micro Devices, Inc. (a)(b)	6,360	$333,200
Ambarella, Inc. (a)	6,280	330,202
AMS AG (a)	32,280	420,367
Himax Technologies, Inc. – ADR (a)	75,584	271,347
NVIDIA Corp.	1,120	327,354
SK Hynix, Inc.	3,808	261,586
STMicroelectronics NV	19,024	494,295
Teradyne, Inc. (b)	4,992	312,200
		2,750,551
Software – 5.62%
BlackBerry Ltd. (a)	71,320	304,351
Nuance Communications, Inc. (a)	14,168	286,194
		590,545
Transportation – 3.02%
XPO Logistics, Inc. (a)(b)	4,760	317,682
TOTAL COMMON STOCKS (Cost $9,269,056)		10,479,259

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING – 32.54%
Mount Vernon Liquid Assets Portfolio, LLC, 0.48% (c)	3,420,543	3,420,543
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $3,420,543)		3,420,543

SHORT TERM INVESTMENTS – 0.29%
Money Market Funds – 0.29%
Fidelity Government Portfolio – Class I, 0.16% (c)	30,176	30,176
TOTAL SHORT TERM INVESTMENTS (Cost $30,176)		30,176

Total Investments (Cost $12,719,775) – 132.53%		13,929,978
Liabilities in Excess of Other Assets – (32.53)%		(3,418,756)
TOTAL NET ASSETS – 100.00%		$10,511,222

The accompanying notes are an integral part of these financial statements.

26

INNOVATOR LOUP FRONTIER TECH ETF

Schedule of Investments

April 30, 2020 (Unaudited) (Continued)

Country	% of Net Assets
Austria	4.00%
Canada	2.90
China	4.13
Japan	9.40
South Korea	5.19
Switzerland	7.23
Taiwan	2.58
Thailand	3.05
United States	61.22
Total Country	99.70
Investments Purchased with Proceeds From Securities Lending	32.54
Short Term Investments	0.29
Total Investments	132.53
Liabilities in Excess of Other Assets	(32.53)
Net Assets	100.00%

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
(a)	Non–income producing security.
(b)	All or a portion of this security is on loan as of April 30, 2020. The total value of securities on loan is $3,245,534, or 30.88% of net assets. See Note 6.
(c)	Represents annualized seven–day yield as of the end of the reporting period.

The accompanying notes are an integral part of these financial statements.

27

INNOVATOR ETFs TRUST

Statements of Assets and Liabilities

April 30, 2020 (Unaudited)

	Innovator IBD® 50 ETF	Innovator IBD® ETF Leaders ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
Assets:
Investments, at value (a) (b)	$249,444,586	$8,425,999	$6,178,275	$13,929,978
Dividends, interest and other receivables	7,316	348	696	7,128
Receivable for fund shares sold	12,038,555	–	–	–
Securities lending income receivable	8,178	1,059	200	545
Prepaid expenses	1,810	–	–	–
Total Assets	261,500,445	8,427,406	6,179,171	13,937,651

Liabilities:
Payable for collateral upon return of securities loaned	55,471,338	234,387	1,078,418	3,420,543
Payable to Adviser	64,763	4,309	3,153	5,406
Payable for investments purchased	1,522,085	–	–	–
Payable to Trustees	7,845	–	–	–
Payable to Custodian	4,187	–	–	–
Accrued expenses and other liabilities	166,955	–	–	480
Total Liabilities	57,237,173	238,696	1,081,571	3,426,429
Net Assets	$204,263,272	$8,188,710	$5,097,600	$10,511,222

Net Assets Consist of:
Paid–in capital	$373,902,923	$21,466,839	$8,611,297	$11,388,725
Total distributable earnings/(accumulated deficit)	(169,639,651)	(13,278,129)	(3,513,697)	(877,503)
Net Assets	$204,263,272	$8,188,710	$5,097,600	$10,511,222

Net Asset Value:
Net assets	$204,263,272	$8,188,710	$5,097,600	$10,511,222
Shares of beneficial interest outstanding (unlimted shares without par authorized)	6,800,000	450,000	250,000	400,001
Net asset value price per share	$30.04	$18.20	$20.39	$26.28

(a) Cost of investments	$235,424,148	$8,621,433	$5,989,788	$12,719,775
(b) Including securities on loan at a value of	52,922,557	228,743	1,029,594	3,245,534

The accompanying notes are an integral part of these financial statements.

28

INNOVATOR ETFs TRUST

Statements of Operations

April 30, 2020 (Unaudited)

	Innovator IBD® 50 ETF	Innovator IBD® ETF Leaders ETF	Innovator IBD® Breakout Opportunities ETF	Innovator Loup Frontier Tech ETF
Investment Income:
Dividends	$592,887	$129,008	$14,742	$32,013
Less: Foreign witholding taxes and issuance fees	(18,918)	–	(1,072)	(5,512)
Interest	8,500	227	82	98
Securities lending income, net	927,359	18,651	7,683	4,987
Total Investment Income	1,509,828	147,886	21,435	31,586

Expenses:
Investment advisory fee	932,774	36,006	24,797	37,450
Professional fees	56,693	–	–	–
Administration fees	22,932	–	–	–
Fund accounting fees	1,547	–	–	–
Trustees fees and expenses	15,379	–	–	–
Printing and mailing expenses	26,299	–	–	–
Custody fees	7,644	–	–	–
Insurance expense	5,824	–	–	–
Tax expense	–	1,760	–	–
Other expenses	239,876	–	–	–
Total Expenses Before Expense Limitation	1,308,968	37,766	24,797	37,450
Net advisory recoupment/(waivers)	(242,940)	–	–	–
Net Expenses	1,066,028	37,766	24,797	37,450
Net Investment Income/(Loss)	443,800	110,120	(3,362)	(5,864)

Realized & Unrealized Gain/(Loss):
Net realized gain/(loss) on:
Investments and foreign currency transactions	(45,774,129)	(1,738,120)	115,284	(546,722)
Redemptions sold in–kind	35,240,248	313,363	235,418	278,659
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency transactions	(9,578,296)	(561,853)	24,898	1,484,075
Net Realized and Unrealized Gain/(Loss)	(20,112,177)	(1,986,610)	375,600	1,216,012
Net Increase/(Decrease) in Net Assets Resulting From Operations	$(19,668,377)	$(1,876,490)	$372,238	$1,210,148

The accompanying notes are an integral part of these financial statements.

29

INNOVATOR ETFs TRUST

Statements of Changes in Net Assets

	Innovator IBD® 50 ETF
	Period Ended	Year Ended
	April 30, 2020	October 31, 2019
	(Unaudited)
Operations:
Net investment income/(loss)	$443,800	$(844,239)
Net realized gain/(loss)	(10,533,881)	(7,686,691)
Net change in unrealized appreciation/(depreciation)	(9,578,296)	27,301,608
Net Increase/(Decrease) in Net Assets Resulting from Operations	(19,668,377)	18,770,678

Distributions to Shareholders:
Net distributions to shareholders	–	–

Fund Share Transactions:
Proceeds from shares sold	193,783,360	467,926,580
Cost of shares redeemed	(296,600,025)	(600,400,200)
Transaction fees (see Note 5)	–	61
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	(102,816,665)	(132,473,559)

Total Increase/(Decrease) in Net Assets	$(122,485,042)	$(113,702,881)

Net Assets:
Beginning of period	$326,748,314	$440,451,195
End of period	$204,263,272	326,748,314

Change in Shares Outstanding:
Shares sold	5,600,000	14,350,000
Shares redeemed	(8,650,000)	(18,600,000)
Net Increase/(Decrease)	(3,050,000)	(4,250,000)

The accompanying notes are an integral part of these financial statements.

30

INNOVATOR ETFs TRUST

Innovator IBD® ETF Leaders ETF		Innovator IBD® Breakout Opportunities ETF		Innovator Loup Frontier Tech ETF
Period Ended	Year Ended	Period Ended	Year Ended	Period Ended	Year Ended
April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019	April 30, 2020	October 31, 2019
(Unaudited)		(Unaudited)		(Unaudited)

$110,120	$321,460	$(3,362)	$2,524	$(5,864)	$(9,213)
(1,424,757)	(4,633,561)	350,702	(422,571)	(268,063)	(1,108,438)
(561,853)	3,855,127	24,898	222,838	1,484,075	1,497,290
(1,876,490)	(456,974)	372,238	(197,209)	1,210,148	379,639

(80,000)	(250,719)	–	(21,386)	–	–

3,344,895	16,379,315	982,850	18,753,765	–	1,201,775
(7,574,201)	(33,964,300)	(4,034,295)	(18,863,150)	(1,363,320)	(3,441,415)
–	–	–	14	650	–
(4,229,306)	(17,584,985)	(3,051,445)	(109,371)	(1,362,670)	(2,239,640)

$(6,185,796)	$(18,292,678)	$(2,679,207)	$(327,966)	$(152,522)	$(1,860,001)

$14,374,506	$32,667,184	$7,776,807	$8,104,773	$10,663,744	$12,523,745
$8,188,710	$14,374,506	$5,097,600	$7,776,807	$10,511,222	$10,663,744

150,000	750,000	50,000	950,000	–	50,000
(350,002)	(1,550,000)	(200,000)	(950,000)	(50,000)	(150,000)
(200,002)	(800,000)	(150,000)	–	(50,000)	(100,000)

The accompanying notes are an integral part of these financial statements.

31

INNOVATOR ETFs TRUST

Financial Highlights

	Per Share Operating Performance (For a share outstanding throughout each period)
		Investment Operations:				Capital Share Transactions:		Distributions Paid to Shareholders:
	Net Asset Value, Beginning of Period	Net investment income/(loss) (j)	Net realized and unrealized gain/(loss)		Total From Investment Operations	Transaction fees (see Note 5)		Paid from net investment income	Total Distributions Paid
Innovator IBD® 50 ETF
For the period ended 4/30/2020 (Unaudited)	$33.17	0.06	(3.19)		(3.13)	–		–	–
For the year ended 10/31/2019	$31.24	(0.07)	2.00		1.93	–	(f)	–	–
For the year ended 10/31/2018	$33.34	(0.12)	(1.92)		(2.04)	–	(f)	(0.06)	(0.06)
For the period ended 10/31/2017 (e)	$23.95	0.03	9.36		9.39	–		–	–
For the year ended 11/30/2016	$23.54	(0.06)	0.47		0.41	–		–	–
For the period 4/8/2015 (d) – 11/30/2015	$25.00	(0.04)	(1.42)		(1.46)	–		–	–

Innovator IBD® ETF Leaders ETF
For the period ended 4/30/2020 (Unaudited)	$22.11	0.20	(3.98)		(3.78)	–		(0.13)	(0.13)
For the year ended 10/31/2019	$22.53	0.34	(0.52	)(k)	(0.18)	–		(0.24)	(0.24)
For the period 12/20/2017 (d) – 10/31/2018	$25.07	0.02	(2.51)		(2.49)	–		(0.05)	(0.05)

Innovator IBD® Breakout Opportunities ETF
For the period ended 4/30/2020 (Unaudited)	$19.44	(0.01)	0.96		0.95	–		–	–
For the year ended 10/31/2019	$20.26	–	(0.78)		(0.78)	–	(f)	(0.04)	(0.04)
For the period 9/12/2018 (d) – 10/31/2018	$25.00	(0.01)	(4.73)		(4.74)	–		–	–

Innovator Loup Frontier Tech ETF
For the period ended 4/30/2020 (Unaudited)	$23.70	(0.01)	2.59		2.58	–	(f)	–	–
For the year ended 10/31/2019	$22.77	(0.02)	0.95		0.93	–		–	–
For the period 7/24/2018 (d) – 10/31/2018	$25.00	(0.01)	(2.22)		(2.23)	–	(f)	–	–

(a) Annualized for periods less than one year.
(b) Not annualized for periods less than one year.
(c) Does not include the impact of the expenses of the underlying funds in which the Fund invests.
(d) Commencement of operations.
(e) The period ended October 31, 2017 consists of eleven months due to the Fund's fiscal year end change.
(f) Amount represents less than $0.01 per share.
(g) Excludes in–kind transactions associated with creations and redemptions of the Funds.

(h) Recognition of net investment income by the Funds are affected by the timing of the declaration of dividends by the underlying investment companies in which the Funds invest. This ratio does not include net investment income of the underlying investment companies in which the Funds invest.

(i) The ratio of net expenses to average net assets includes tax expense of 0.01%.
(j) Net investment income/(loss) per sharehas been calculated based on average shares outstanding during the period.

(k) Net realized and unralized gain/(loss) per share includes balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gain/(loss) in the Statement of Operations due to share transactions for the period.

(l) The ratio of net expenses to average net assets includes tax expense of 0.03%.

The accompanying notes are an integral part of these financial statements.

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INNOVATOR ETFs TRUST

Ratios/Supplemental Data:
				Ratio to Average Net Assets of: (a)
Change in Net Asset Value for the Period	Net Asset Value, End of Period	Total return (b)	Net assets, end of period (000)	Expenses, before waivers/ recoupment (c)	Expenses, net of waivers/ recoupment (c)		Net investment income/(loss) (h)	Portfolio turnover rate (b)(g)

(3.13)	$30.04	(9.45)%	$204,263	0.98%	0.80%		0.33%	613%
1.93	$33.17	6.20%	$326,748	0.78%	0.80%		(0.21)%	786%
(2.10)	$31.24	(6.15)%	$440,451	0.84%	0.80%		(0.43)%	719%
9.39	$33.34	39.17%	$181,710	1.03%	0.80%		(0.24)%	501%
0.41	$23.95	1.78%	$35,931	1.13%	0.80%		(0.14)%	1,041%
(1.46)	$23.54	(5.84)%	$70,612	1.13%	0.80%		(0.34)%	546%

(3.91)	$18.20	(17.23)%	$8,189	0.63%	0.63%	(l)	1.83%	484%
(0.42)	$22.11	(0.73)%	$14,375	0.61%	0.61%	(i)	1.54%	1,079%
(2.54)	$22.53	(9.95)%	$32,667	0.60%	0.60%		(0.03)%	619%

0.95	$20.39	4.88%	$5,098	0.80%	0.80%		(0.11)%	834%
(0.82)	$19.44	(3.84)%	$7,777	0.80%	0.80%		0.02%	1,777%
(4.74)	$20.26	(18.95)%	$8,105	0.80%	0.80%		(0.38)%	289%

2.58	$26.28	10.89%	$10,511	0.70%	0.70%		(0.11)%	46%
0.93	$23.70	4.07%	$10,664	0.70%	0.70%		(0.07)%	107%
(2.23)	$22.77	(8.92)%	$12,524	0.70%	0.70%		(0.23)%	53%

The accompanying notes are an integral part of these financial statements.

33

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited)

1.	ORGANIZATION

Innovator ETFs Trust (the “Trust”) was organized under Delaware law as a Delaware statutory trust on October 17, 2007, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open–end management investment company.  The Trust currently consists of multiple operational series, of which four are covered in this report, collectively the (“Funds”):

Name	Ticker	Commencement of Operations
Innovator IBD® 50 ETF	FFTY	April 8, 2015
Innovator IBD® ETF Leaders ETF	LDRS	December 20, 2017
Innovator IBD® Breakout Opportunities ETF	BOUT	September 12, 2018
Innovator Loup Frontier Tech ETF	LOUP	July 24, 2018

The operational series of the Trust covered outside of this report consist of:

Name	Ticker	Commencement of Operations
Innovator S&P 500® Buffer ETF – January	BJAN	December 31, 2018
Innovator S&P 500® Buffer ETF – February	BFEB	January 31, 2020
Innovator S&P 500® Buffer ETF – March	BMAR	February 29, 2020
Innovator S&P 500® Buffer ETF – April	BAPR	March 29, 2019
Innovator S&P 500® Buffer ETF – May	BMAY	April 30, 2020
Innovator S&P 500® Buffer ETF – June	BJUN	May 31, 2019
Innovator S&P 500® Buffer ETF – July	BJUL	August 28, 2018
Innovator S&P 500® Buffer ETF – August	BAUG	July 31, 2019
Innovator S&P 500® Buffer ETF – September	BSEP	August 30, 2019
Innovator S&P 500® Buffer ETF – October	BOCT	September 28, 2018
Innovator S&P 500® Buffer ETF – November	BNOV	October 31, 2019
Innovator S&P 500® Buffer ETF – December	BDEC	November 29, 2019
Innovator S&P 500® Power Buffer ETF – January	PJAN	December 31, 2018
Innovator S&P 500® Power Buffer ETF – February	PFEB	January 31, 2020
Innovator S&P 500® Power Buffer ETF – March	PMAR	February 29, 2020
Innovator S&P 500® Power Buffer ETF – April	PAPR	March 29, 2019
Innovator S&P 500® Power Buffer ETF – May	PMAY	April 30, 2020
Innovator S&P 500® Power Buffer ETF – June	PJUN	May 31, 2019
Innovator S&P 500® Power Buffer ETF – July	PJUL	August 7, 2018
Innovator S&P 500® Power Buffer ETF – August	PAUG	July 31, 2019
Innovator S&P 500® Power Buffer ETF – September	PSEP	August 30, 2019
Innovator S&P 500® Power Buffer ETF – October	POCT	September 28, 2018
Innovator S&P 500® Power Buffer ETF – November	PNOV	October 31, 2019
Innovator S&P 500® Power Buffer ETF – December	PDEC	November 29, 2019
Innovator S&P 500® Ultra Buffer ETF – January	UJAN	December 31, 2018
Innovator S&P 500® Ultra Buffer ETF – February	UFEB	January 31, 2020
Innovator S&P 500® Ultra Buffer ETF – March	UMAR	February 29, 2020
Innovator S&P 500® Ultra Buffer ETF – April	UAPR	March 29, 2019
Innovator S&P 500® Ultra Buffer ETF – May	UMAY	April 30, 2020
Innovator S&P 500® Ultra Buffer ETF – June	UJUN	May 31, 2019

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Name	Ticker	Commencement of Operations
Innovator S&P 500® Ultra Buffer ETF – July	UJUL	August 7, 2018
Innovator S&P 500® Ultra Buffer ETF – August	UAUG	July 31, 2019
Innovator S&P 500® Ultra Buffer ETF – September	USEP	August 30, 2019
Innovator S&P 500® Ultra Buffer ETF – October	UOCT	September 28, 2018
Innovator S&P 500® Ultra Buffer ETF – November	UNOV	October 31, 2019
Innovator S&P 500® Ultra Buffer ETF – December	UDEC	November 29, 2019
Innovator MSCI EAFE Power Buffer ETF – January	IJAN	December 31, 2019
Innovator MSCI EAFE Power Buffer ETF – July	IJUL	June 28, 2019
Innovator MSCI Emerging Markets Power Buffer ETF – January	EJAN	December 31, 2019
Innovator MSCI Emerging Markets Power Buffer ETF – July	EJUL	June 28, 2019
Innovator Nasdaq–100 Power Buffer ETF – January	NJAN	December 31, 2019
Innovator Nasdaq–100 Power Buffer ETF – April	NAPR	March 31, 2020
Innovator Nasdaq–100 Power Buffer ETF – October	NOCT	September 30, 2019
Innovator Russell 2000 Power Buffer ETF – January	KJAN	December 31, 2019
Innovator Russell 2000 Power Buffer ETF – April	KAPR	March 31, 2020
Innovator Russell 2000 Power Buffer ETF – October	KOCT	September 30, 2019

35

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The Funds are exchange traded funds that offer one class of shares, do not charge a sales load, do not have a redemption fee and currently do not charge a 12b–1 fee to their shareholders.  The Funds list and principally trade their shares on NYSE Arca, Inc. (“NYSE” or the “Exchange”). FFTY seeks to track, before fees and expenses, the performance of the IBD® 50 Index. LDRS seeks to track, before fees and expenses, the performance of the IBD® ETF Leaders Index. BOUT seeks to track, before fees and expenses, the performance of the IBD® Breakout Stocks Index. LOUP seeks to track, before fees and expenses, the performance of the LOUP Frontier Tech Index.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services — Investment Companies”.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Valuation:

The net asset value (“NAV”) of the Funds are determined as of the close of regular trading on the NYSE (normally 4:00 p.m. ET). If the NYSE closes early on a valuation day, the Funds shall determine NAV as of that time.

Portfolio securities generally shall be valued utilizing prices provided by independent pricing services. The Trust’s Pricing Committee (“Pricing Committee”) is responsible for establishing valuation of portfolio securities and other instruments held by the Funds in accordance with the Trust’s valuation procedures.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Common stocks, preferred stocks and other equity securities listed on any national or foreign exchange (excluding the NASDAQ National Market (“NASDAQ”) and the London Stock Exchange Alternative Investment Market (“AIM”)) are generally valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the exchange representing the principal market for such securities. Securities traded in the over–the–counter market are valued at the mean of the bid and the asked price, if available, and otherwise at their closing bid price. Redeemable securities issued by open–end investment companies shall be valued at the investment company’s applicable net asset value, with the exception of exchange–traded open–end investment companies which are priced as equity securities. Shares of Mount Vernon Liquid Assets Portfolio, LLC are not traded on an exchange and are valued at the investment company’s net asset value per share as provided by the underlying fund’s administrator. Fixed income securities, swaps, currency–, credit– and commodity–linked notes, and other similar instruments will be valued using a pricing service. Fixed income securities having a remaining maturity of 60 days or less when purchased will be valued at cost adjusted for amortization of premiums and accretion of discounts, provided the Pricing Committee has determined that the use of amortized cost is an appropriate reflection of fair value given market and issuer specific conditions existing at the time of the determination. Foreign securities and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar as provided by the pricing service. All assets denominated in foreign currencies will be converted into U.S. dollars at the exchange rates in effect at the time of valuation. Restricted securities (with the exception of Rule 144A Securities for which market quotations are available) will normally be valued at fair value as determined by the Pricing Committee.

If no quotation can be obtained from a pricing service, then the Pricing Committee will then attempt to obtain one or more broker quotes for the security. If no quotation is available from either a pricing service or one or more brokers or if the Pricing Committee has reason to question the reliability or accuracy of a quotation supplied or the use of amortized cost, the value of any portfolio security held by the Funds for which reliable market quotations are not readily available will be determined by the Pricing Committee in a manner that most appropriately reflects fair market value of the security on the valuation date. The use of a fair valuation method may be appropriate if, for example: (i) market quotations do not accurately reflect fair value of an investment; (ii) an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (for example, a foreign exchange or market); (iii) a trading halt closes an exchange or market early; or (iv) other events result in an exchange or market delaying its normal close.

37

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Fair Valuation Measurement:

FASB established a framework for measuring fair value in accordance with U.S. GAAP. Under ASC, Fair Value Measurement (“ASC 820”), various inputs are used in determining the value of the Funds’ investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three Levels of inputs of the fair value hierarchy are defined as follows:

•	Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
•	Level 2 –

Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgement. Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

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INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

The following table summarizes valuation of the Funds’ investments under the fair value hierarchy as of April 30, 2020:

FFTY
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$190,019,881	$–	$–	$190,019,881
Real Estate Investment Trusts	3,861,563	–	–	3,861,563
Investments Purchased with Proceeds From Securities Lending	–	55,471,338	–	55,471,338
Short Term Investments	91,804	–	–	91,804
Total Assets	$193,973,248	$55,471,338	$–	$249,444,586

LDRS
	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$8,169,874	$–	$–	$8,169,874
Investments Purchased with Proceeds From Securities Lending	–	234,387	–	234,387
Short Term Investments	21,738	–	–	21,738
Total Assets	$8,191,612	$234,387	$–	$8,425,999

BOUT
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$5,093,207	$–	$–	$5,093,207
Investments Purchased with Proceeds From Securities Lending	–	1,078,418	–	1,078,418
Short Term Investments	6,650	–	–	6,650
Total Assets	$5,099,857	$1,078,418	$–	$6,178,275

LOUP
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$10,479,259	$–	$–	$10,479,259
Investments Purchased with Proceeds From Securities Lending	–	3,420,543	–	3,420,543
Short Term Investments	30,176	–	–	30,176
Total Assets	$10,509,435	$3,420,543	$–	$13,929,978

See the Schedules of Investments for the investments detailed by industry classification.

There were no Level 3 investments for the Funds during the reporting period.

39

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Use of Estimates:

In preparing financial statements in conformity with U.S. GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from these estimates.

Guarantees and Indemnifications:

In the normal course of business, the Trust may enter into a contract with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims against the Trust that have not yet occurred. Based on experience, the Trust expects the risk of loss to be remote.

Tax Information:

The Funds are treated as separate entities for federal income tax purposes. The Funds intend to qualify as regulated investment companies (“RICs”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short–term capital gains) and (ii) certain net tax–exempt income, if any. If so qualified, the Funds will not be subject to federal income tax to the extent the Funds distribute substantially all of their net investment income and capital gains to shareholders.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Tax benefits associated with an uncertain tax position can be recognized only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as tax expense in the Statements of Operations. During the period ended April 30, 2020, the Funds did not incur any interest or penalties. The Funds’ federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of April 30, 2020, the Funds did not have a liability for any unrecognized tax benefits. As of April 30, 2020, the Funds have no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months. The Funds are subject to examination by U.S. Federal tax authorities for all tax years since the fiscal year ended November 30, 2015, as applicable.

40

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

U.S. GAAP requires that certain components of net assets be reclassified between distributable earnings/(accumulated deficit) and additional paid–in capital.
These reclassifications have no effect on net assets or net asset value per share.  For the year ended October 31, 2019, the Funds made the following permanent book–to–tax reclassifications primarily related to net operating loss forfeiture and redemptions in kind:

	Distributable Earnings/
	(Accumulated Deficit)	Pain–In Capital
FFTY	$(58,257,147)	$58,257,147
LDRS	(1,031,939)	1,031,939
BOUT	(1,688,120)	1,688,120
LOUP	(346,707)	346,707

Distributions to Shareholders:

Distributions to shareholders are recorded on the ex–dividend date.  FFTY, BOUT and LOUP intend to pay out dividends from their net investment income, if any, annually. LDRS intends to pay out dividends from its net investment income, if any, quarterly.  Distributions of net realized capital gains, if any, will be declared and paid at least annually by the Funds.  The Funds may periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from U.S. GAAP. Distributions that exceed earnings and profits for tax purposes are reported as a return of capital.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income, if any, is recognized on the ex–dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex–dividend dates. Interest income, including accretion of discounts and amortization of premiums is recognized on an accrual basis using the effective yield method.

Distributions received from investments in master limited partnerships (“MLPs”), closed–end funds, real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital.  For financial statement purposes, estimates are used to characterize these distributions received as return of capital, capital gains or ordinary income.  Such estimates are based on historical information available from each MLP, closed–end fund, REIT or royalty trust and other industry sources.  These estimates may subsequently be revised and reflected on the Form 1099 received by shareholders based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end.  The distributions received from MLPs, REITs, closed–end funds, and royalty trust securities that have been classified as income and capital gains are included in dividend income and net realized gain/(loss) on investments, respectively, on the Statements of Operations.  The distributions received that are classified as return of capital reduce the cost of investments on the Statements of Assets and Liabilities.

41

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Purchases and sales of investments and dividend and interest income are translated into U.S. dollars using the spot market rates of exchange prevailing on the respective dates of such translations. The gain or loss resulting from changes in foreign exchange rates is included with net realized and unrealized gain or loss from investments, as appropriate. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin. Foreign securities are recorded in the financial statements after translation to U.S. dollars based on the applicable exchange rate at the end of the period. The Funds report certain foreign currency–related transactions as components of realized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

3.	INVESTMENT ADVISOR AND OTHER AFFILIATES

Innovator Capital Management, LLC (the “Adviser”) acts as investment adviser to the Funds pursuant to investment advisory agreements between the Trust and the Adviser with respect to the Funds (“Advisory Agreements”) and, pursuant to the Advisory Agreements, is responsible for the day–to–day management of the Funds.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to FFTY, FFTY pays monthly the Adviser a management fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.70%.

Pursuant to an investment advisory agreement between the Trust and the Adviser with respect to LDRS, BOUT and LOUP, LDRS pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.60%, BOUT pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.80% and LOUP pays monthly the Adviser a unitary fee calculated daily based on the average daily net assets of the Fund at the annual rate of 0.70%. During the term of the Advisory Agreement, the Adviser pays all expenses of LDRS, BOUT and LOUP, including the cost of transfer agency, custody, fund administration, legal, audit, and other services and license fees, except for the fees paid under the Advisory Agreement, interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees payable pursuant to a Rule 12b–1 plan, if any, and extraordinary expenses.

42

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

Penserra Capital Management LLC (the “Sub–Adviser”) acts as sub–adviser to the Funds pursuant to a sub–advisory agreement between the Adviser and the Sub–Adviser with respect to the Funds (“Sub–Advisory Agreement”) and, pursuant to the Sub–Advisory Agreement, is responsible for execution of the Sub–Adviser’s strategy for each of the Funds. The Sub–Adviser is responsible for the day–to–day management of the Fund’s portfolio. Pursuant to the Sub–Advisory Agreement between the Adviser and the Sub–Adviser, the Adviser pays the Sub–Adviser a fee for the services and facilities it provides payable on a monthly basis.

Certain trustees and officers of the Trust are affiliated with the Adviser. Excluding FFTY, Trustee compensation is paid for by the Adviser.

The Trust entered into an Expense Limitation Agreement on behalf of FFTY with the Adviser. Under the terms of the Expense Limitation Agreement with FFTY, the Adviser contractually agreed to waive their advisory fees and/or assume as their own expense, certain expenses otherwise payable by the Fund to the extent necessary to ensure that total annual fund operating expenses (excluding any Rule 12b–1 fees, taxes, interest, brokerage fees, acquired fund fees and expenses, expenses incurred in connection with any merger, reorganization or proxy solicitation, litigation, and other extraordinary expenses) do not exceed 0.80% of average daily net assets of FFTY until August 31, 2020. Pursuant to the Expense Limitation Agreement, the Adviser is entitled to recoup any fees that the Adviser waived and/or Fund expense payments that the Adviser paid under the Expense Limitation Agreement for FFTY subsequent to May 9, 2017, for a monthly rolling period of three years following such fee waivers and expense payments, to the extent that such recoupment by the Adviser will not cause the Fund to exceed any applicable expense limitation that was in place for the Fund when the fees were waived or expenses were paid. For the period ended April 30, 2020, the Adviser waived $242,940 of their advisory fees for FFTY without recouping any of their previously waived fees. The table below indicates the amount of fees that the Adviser may recoup:

	Recovery Expiring in*:
	FYE 10/31/2021	FYE 10/31/2022	FYE 10/31/2023	Total
FFTY	$107,490	$29,673	$242,940	$380,103

* Recoupment expires on a rolling monthly basis three years following the respective fee waivers.

43

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

4.	INVESTMENT TRANSACTIONS

For the period ended April 30, 2020, the cost of purchases and proceeds from sales of investment securities, other than in–kind purchases and sales and short–term investments were as follows:

	Purchases		Sales
	U.S. Governement	Other	U.S. Governement	Other
FFTY	$–	$1,723,465,886	$–	$1,599,748,113
LDRS	–	56,787,030	–	56,838,030
BOUT	–	51,383,232	–	51,395,159
LOUP	–	4,962,339	–	5,079,350

For the period ended April 30, 2020, in–kind transactions associated with creations and redemptions were as follows:

	In–Kind	In–Kind
	Creations	Redemptions
FFTY	$67,415,963	$293,035,979
LDRS	3,337,280	7,482,346
BOUT	977,072	3,976,684
LOUP	–	1,275,719

Net capital gains or losses resulting from in–kind redemptions are excluded for the Funds’ taxable gains and are not distributed to shareholders.

5.	CREATION AND REDEMPTION TRANSACTIONS

There were an unlimited number of shares of beneficial interest (without par value) authorized by the Trust. Individual shares of the Funds may only be purchased and sold at market prices on the Exchange through a broker–dealer. Such transactions may be subject to customary commission rates imposed by the broker–dealer, and market prices for the Funds’ shares may be at, above or below its NAV depending on the premium or discount at which the Funds’ shares trade.

The Funds issue and redeem shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in–kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker–dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. A fixed transaction fee is applicable to each transaction regardless of the number of units purchased or sold in the transaction. FFTY, LDRS and BOUT each charge a $250 transaction fee on creations and redemptions of the respective Fund. LOUP charges a $500 transaction fee on creations and redemptions of the Fund. An additional charge may be imposed with respect to custom order transactions effected outside of the clearing process through a DTC Participant or to the extent that cash is used in lieu of securities to purchase Creation Units through a custom order. Additional charges received by the Funds, if any, are disclosed as Transaction Fees on the Statements of Changes in Net Assets. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

44

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

6.	SECURITIES LENDING

The Funds may lend up to 33 1/3% of the value of the securities in their respective portfolios to brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program administered by the securities lending agent. The Trust has entered into a Securities Lending Agreement (“SLA”) with U.S. Bank, N.A., the fund’s custodian (the “Agent”). Under the terms of the SLA, the Funds may lend securities to certain broker–dealers and banks in exchange for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non–U.S. securities loaned, marked to market daily. The collateral can be received in the form of cash collateral and/or non–cash collateral. Non–cash collateral can include U.S. Government Securities and letters of credit. The cash collateral is invested in the Mount Vernon Liquid Assets Portfolio, LLC (“Mount Vernon”), as noted in the Funds’ Schedules of Investments. Mount Vernon seeks to maximize current income to the extent consistent with the preservation of capital and liquidity; and to maintain a stable NAV of $1.00. The market value of the loaned securities is determined daily at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds continue to benefit from interest or dividends on the securities loaned and may also earn a return from the collateral. The Funds pay various fees in connection with the investment of cash collateral. The Funds pay the Agent fees based on the investment income received from securities lending activities. Although risk is mitigated by the collateral, the Funds could experience a delay in recovering their securities and possible loss of income or value if the borrower fails to return them. Cash and cash equivalent collateral on securities lending transactions are on an overnight and continuous basis.

45

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

As of April 30, 2020, the values of the securities on loan, cash collateral received, and fees and interest were as follows:

	Value of Securities on Loan	Cash Collateral Received	Fees and Interest Earned
FFTY	$52,922,557	$55,471,338	$927,359
LDRS	228,743	234,387	18,651
BOUT	1,029,594	1,078,418	7,683
LOUP	3,245,534	3,420,543	4,987

Due to the absence of a master netting agreement related to the Funds’ participation in securities lending, no additional offsetting disclosures have been made on behalf of the Funds for the total borrowings listed above.

7.	FEDERAL INCOME TAX INFORMATION

At October 31, 2019, the cost of investments and net unrealized appreciation/
(depreciation) for federal income tax purposes were as follows:

	FFTY	LDRS	BOUT	LOUP

Cost of Portfolio	$361,816,011	$18,906,466	$9,097,873	$14,258,572
Gross Unrealized Appreciation	$25,266,178	$392,479	$208,835	$1,166,904
Gross Unrealized Depreciation	(11,970,825)	(73,308)	(229,975)	(1,507,510)
Net Unrealized Appreciation / (Depreciation)	$13,295,353	$319,171	$(21,140)	$(340,606	)(a)

(a) Includes foreign currency unrealized.

The differences between book basis and tax basis cost on investments and net unrealized appreciation/(depreciation) are primarily attributable to wash sale loss deferrals and differences in the tax treatment of passive foreign investment companies.

As of October 31, 2019, the components of undistributed or accumulated earnings/loss on a tax basis were as follows:

	FFTY	LDRS	BOUT	LOUP

Accumulated Capital and Other Losses	$(163,266,627)	$(11,663,835)	$(3,864,795)	$(1,747,045)
Other Gains / (Losses)	–	–	–	–
Undistributed Net Ordinary Income	–	23,025	–	–
Unrealized Appreciation/(Depreciation) on Investments	13,295,353	319,171	(21,140)	(340,606)
Total Distributable Earnings/(Accumulated Deficit)	$(149,971,274)	$(11,321,639)	$(3,885,935)	$(2,087,651)

Certain capital and qualified late year ordinary losses incurred after October 31 and December 31, respectively, and within the current taxable year, are deemed to arise on the first business day of the next taxable year.

46

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

At October 31, 2019, the Funds deferred the following qualified late year ordinary losses:

	FFTY	LDRS	BOUT	LOUP

Late Year Ordinary Losses	890,908	–	8,986	18,296

At October 31, 2019, for federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains for an unlimited period as indicated below:

	FFTY	LDRS	BOUT	LOUP

Indefinite Short–Term	$162,344,708	$11,663,835	$3,855,809	$1,559,780
Indefinite Long–Term	–	–	–	168,969

To the extent that these loss carryforwards are utilized, capital gains so offset will not be distributed to shareholders.

The tax character of the distributions paid by the Funds during the fiscal periods ended October 31, 2019 and October 31, 2018 were as follows:

	FFTY		LDRS		BOUT		LOUP
	2019	2018	2019	2018	2019	2018	2019	2018
Distributions paid from:
Net Ordinary Income	$–	$477,422	$250,719	$36,672	$21,386	$–	$–	$–
Net Long–Term Capital Gains	–	–	–	–	–	–	–	–
Return of Capital	–	–	–	–	–	–	–	–
Total Distributions Paid	$–	$477,422	$250,719	$36,672	$21,386	$–	$–	$–

8.	NEW ACCOUNTING PRONOUNCEMENT

In August 2018, the FASB issued Accounting Standards Update (ASU) No. 2018–13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurements (ASU 2018–13). The amendments in ASU 2018–13 modify the disclosure requirements on fair value measurements in Topic 820. ASU 2018–13 is effective for interim and annual reporting periods beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018–13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date. Management has evaluated ASU 2018–13 and has adopted the disclosure framework.

47

INNOVATOR ETFs TRUST

Notes to Financial Statements (Unaudited) (Continued)

9.	SUBSEQUENT EVENT

Effective May 1, 2020, Kevin Gustafson was appointed Chief Compliance Officer and Anti–Money Laundering Officer of the Trust following Jim Nash’s April 30, 2020 resignation.

The recent global outbreak of COVID–19 has disrupted economic markets and the prolonged economic impact is uncertain. The operational and financial performance of the issuers of securities in which the Funds invest depend on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn impact the value of the Funds’ investments.

Management has evaluated the impact of all subsequent events of the Funds through the date of the financial statements were issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

48

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited)

Name, Address and Year of Birth	Position with the Trust	Length of Time Served*	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex(a) Overseen by Trustee or Officer	Other Directorships Held by Trustee or Officer in the Past Five Years
Independent Trustees
Mark Berg 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1971	Trustee	Since 2017	Founding Principal and Chief Executive Officer (2019–present), Founding Principal and President (2001–2019), Timothy Financial Counsel, Inc.	52	None
Joe Stowell 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1968	Trustee	Since 2017	Chief Operating Officer, Woodmen Valley Chapel (2015–present); Executive Vice President and Chief Operating Officer, English Language Institute/China (2007–2015).	52	Board of Advisors, Westmont College
Brian J. Wildman 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Trustee	Since 2017	President, Timothy Financial Counsel, Inc. (2019–present); Executive Vice President, Consumer Banking (2016–2019), Chief Risk Officer (2013–2016), MB Financial Bank.	52	Missionary Furlough Homes, Inc. (since 2008); MB Financial Bank (2003– 2019).

49

INNOVATOR ETFs TRUST

Trustees and Officers (Unaudited) (Continued)

Interested Trustee & Officer
H. Bruce Bond (b) 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1963	Interested Trustee, President and Principal Executive Officer	Since 2017	Chief Executive Officer, Innovator Capital Management, LLC (2017–present).	52	None
Officers
John W. Southard 109 N. Hale Street Wheaton, IL 60187 Year of Birth: 1969	Vice President, Treasurer and Principal Financial Accounting Officer	Since 2017	Chief Investment Officer, Innovator Capital Management, LLC (2017–present); Director and Co–Founder, T2 Capital Management, LLC (2010–present).	52	Independent Trustee, ETF Managers Group, LLC (2012–2018)
James Nash (c) 10 High Street, Suite 302, Boston, MA 02110 Year of Birth: 1981	Chief Compliance Officer and Anti–Money Laundering Officer	Since 2018	Fund Chief Compliance Officer, Foreside Fund Officer Services, LLC (2016–Present); Senior Associate and Regulatory Administration Advisor, JPMorgan Chase & Co. (2014–2016).	52	None

*	The Funds’ Trustees serve for an indefinite term until their resignation, death or removal. The Funds’ officers are elected annually by the Board and serve at the Board’s pleasure.

(a)	The Fund Complex includes the Funds, each series of Innovator ETFs Trust and Innovator ETFs Trust II.
(b)	H. Bruce Bond is deemed to be an interested person of the Trust (as defined in the 1940 Act) because of his affiliation with the Adviser.
(c)	Jim Nash is an employee of Foreside Fund Officer Services, LLC, a wholly–owned subsidiary of the Funds’ principal underwriter.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1–877–386–3890.

50

INNOVATOR ETFs TRUST

Additional Information (Unaudited)

1.     INFORMATION ABOUT PROSPECTUS

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus. Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the respective Fund. Please read the Prospectus carefully before investing. A copy of the Prospectus may be obtained without charge by writing to the Trust’s Distributor, or by calling toll free at 1–800–208–5212 or visiting www.innovatoretfs.com.

2.     PROXY VOTING POLICIES AND PROCEDURE

The Trust’s Proxy Voting Policies and Procedures are available without charge, upon request, by calling 1–877–386–3890 and on the SEC’s website at www.sec.gov.  Information relating to how each Fund voted proxies relating to portfolio securities held during each year ended June 30 is also available on the SEC’S website at www.sec.gov.

3.     INFORMATION ABOUT PORTFOLIO SECURITIES

Each Funds’ complete schedule of portfolio holdings for the first and third quarters is filed with the SEC on Form N–Q or Part F of Form N–PORT (beginning with filings after March 31, 2020). The Trust’s Form N–Q or Part F of Form
N–PORT is available without charge, upon request, by calling 1–877–386–3890, or on the SEC’s website at www.sec.gov. The Trust’s Form N–Q or Part F of Form N–PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1–800–SEC–0330.

4.     HOUSEHOLD DELIVERY OF SHAREHOLDER DOCUMENTS

In order to reduce expenses, the Trust delivers one copy of an annual/semi–annual report, prospectus and/or proxy statement on behalf of two or more shareholders at a shared address (householding).  If you do not wish to participate in householding, please indicate this preference on your new account application (if you are opening a new account) or call 1–877–FUND890 (877–386–3890) to change the status of your existing account.  You may change your status at any time.

51

INNOVATOR ETFs TRUST

Additional Information (Unaudited) (Continued)

5.     ELECTRONIC DELIVERY OF SHAREHOLDER DOCUMENTS

You may choose to receive a Fund’s prospectus and annual and semi–annual reports electronically.  To sign up for electronic delivery, visit www.icsdelivery.com and select the first letter of your brokerage firm’s name.  Then, select your brokerage institution from the list that follows, fill out the appropriate information and provide an e–mail address where you would like your information sent.  If your brokerage firm is not listed, electronic delivery may not be available.  Please contact your brokerage firm or financial adviser.

6.     TAX NOTICE

For the fiscal year ended October 31, 2019, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for the Jobs and Growth Tax Relief Reconciliation Act of 2003.

The following table lists the percentages of dividend income distributed for the year ended October 31, 2019, that were designated as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003 and qualify for the corporate dividends received deduction, respectively.

	% of Dividend Income Distributed
Fund	Qualified Dividend Income	Corporate Dividends Received Deduction
FFTY	0.00%	0.00%
LDRS	50.42	48.93
BOUT	100.00	100.00
LOUP	0.00	0.00

For the taxable year ended October 31, 2019, the Funds didn’t pay any ordinary income distributions that were designated as short–term capital gain distributions under Internal Revenue Section 871(k)2(c).

52

INVESTMENT ADVISOR

Innovator Capital Management, LLC

109 North Hale Street

Wheaton, IL 60187

INVESTMENT SUB–ADVISOR

Penserra Capital Management LLC

140 Broadway, 26th Floor

New York, NY 10005

ADMINISTRATOR, FUND ACCOUNTANT & TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza

Portland, ME 04101

CUSTODIAN

U.S. Bank, N.A.

1555 North RiverCenter Drive, Suite 302

Milwaukee, WI 53212

LEGAL COUNSEL

Chapman and Cutler LLP

111 West Monroe Street

Chicago, IL 60603

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen & Company, Ltd.

1350 Euclid Ave., Suite 800

Cleveland, OH 44115

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee, consisting of the entire Board, are as follows: Brian Wildman, Joe Stowell and Mark Berg.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

2

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Innovator ETFs Trust

By (Signature and Title)*   /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date  6/26/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Bruce Bond

Bruce Bond, Principal Executive Officer

Date  6/26/2020

By (Signature and Title)*    /s/ John Southard

John Southard, Principal Financial Officer

Date  6/26/2020

* Print the name and title of each signing officer under his or her signature.

4